UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2015

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2015. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2015

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2015 and held until December 31, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2015” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2015

(unaudited)

	Actual			Hypothetical
Name	Beginning Account Value at July 1, 2015	Ending Account Value Using Actual Return at December 31, 2015	Expenses Paid Based During the Six Months Ended December 31, 2015*	Beginning Account Value at July 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2015	Expenses Paid During the Six Months Ended December 31, 2015*	Annualized Expense Ratio*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,007.76	$2.88	$1,000.00	$1,022.33	$2.91	0.57%
Class 2	$1,000.00	$1,006.58	$3.64	$1,000.00	$1,021.58	$3.67	0.72%
Class 3	$1,000.00	$1,006.49	$4.15	$1,000.00	$1,021.07	$4.18	0.82%
Asset Allocation Portfolio
Class 1	$1,000.00	$963.59	$3.66	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$963.02	$4.40	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$962.55	$4.90	$1,000.00	$1,020.21	$5.04	0.99%
Growth and Income Portfolio
Class 1	$1,000.00	$999.33	$3.73	$1,000.00	$1,021.48	$3.77	0.74%
Growth Portfolio
Class 1	$1,000.00	$966.07	$3.72	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$965.38	$4.46	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$964.83	$4.95	$1,000.00	$1,020.16	$5.09	1.00%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,000.24	$3.73	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$999.37	$4.49	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$998.87	$4.99	$1,000.00	$1,020.21	$5.04	0.99%
Natural Resources Portfolio
Class 1	$1,000.00	$807.25	$3.78	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$806.46	$4.46	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$805.54	$4.92	$1,000.00	$1,019.76	$5.50	1.08%
SA BlackRock Multi-Asset Income Portfolio#+
Class 1	$1,000.00	$962.61	$2.87	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$960.69	$4.10	$1,000.00	$1,021.02	$4.23	0.83%
Strategic Multi-Asset Portfolio#
Class 1	$1,000.00	$972.86	$5.97	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2015” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2015” and the “Annualized Expense Ratio” would have been lower.
+	See Note 1

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

United States Treasury Notes	32.3%
Federal National Mtg. Assoc.	17.1
Federal Home Loan Mtg. Corp.	12.5
Repurchase Agreements	12.2
Diversified Financial Services	5.7
Government National Mtg. Assoc.	6.0
United States Treasury Bonds	4.1
Municipal Bonds & Notes	2.7
Banks-Commercial	2.1
Diversified Banking Institutions	1.8
U.S. Government Agencies	1.7
Oil Companies-Integrated	1.7
Medical-Drugs	1.1
Finance-Commercial	0.9
Schools	0.8
Auto-Cars/Light Trucks	0.7
Sovereign Agency	0.7
Banks-Super Regional	0.7
Insurance-Life/Health	0.7
Transport-Services	0.6
Electric-Integrated	0.4
Electric-Distribution	0.4
Oil Companies-Exploration & Production	0.4
Retail-Discount	0.4
Medical-HMO	0.3
Cellular Telecom	0.3
Multimedia	0.3
Computers	0.3
Medical Instruments	0.3
Medical Labs & Testing Services	0.3
Banks-Fiduciary	0.3
Insurance-Property/Casualty	0.3
Building Societies	0.3
Building-Heavy Construction	0.3
Oil-Field Services	0.2
Finance-Investment Banker/Broker	0.2
Machinery-Construction & Mining	0.2
Special Purpose Entities	0.2
Medical-Hospitals	0.2
E-Commerce/Products	0.2
Property Trust	0.2
Airlines	0.2
Brewery	0.2
Computers-Memory Devices	0.1
Physicians Practice Management	0.1
Retail-Building Products	0.1
Insurance-Multi-line	0.1
Electric-Generation	0.1
Diversified Minerals	0.1
Diversified Operations	0.1

113.2%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	76.3%
Aa	8.2
A	11.7
Baa	1.1
Not Rated@	2.7

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$2,977,087
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	6,885,000	6,849,417
Apidos CLO XXI FRS Series 2015-21A, Class A1 1.71% due 07/18/2027*(1)	3,380,000	3,335,046
Apidos CLO XXII FRS Series 2015-22A, Class A1 1.84% due 10/20/2027*(1)	3,000,000	2,995,500
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(2)	1,020,000	1,029,471
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.77% due 06/10/2046(2)	2,721,522	2,743,941
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(2)	723,745	725,045
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	1,795,000	1,791,010
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	1,826,415	1,818,308
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,320,000	2,305,578
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,481,853
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	588,687
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(2)	2,250,000	2,251,685
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(2)	3,178,127	3,277,999
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.09% due 04/15/2041(2)	1,310,265	1,380,006
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.60% due 10/23/2025*(1)	4,300,000	4,243,240
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(2)	4,732,646	4,911,288
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	816,577
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,258,308

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	$910,000	$913,248
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,662,713
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2035*(2)	3,400,000	3,216,579
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,417,625
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,049,148
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(3)	1,596,989	1,599,178
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/2048(2)	3,138,146	3,181,011
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,006,292
Westlake Automobile Receivables Trust 2014-2 Series 2014-A2, Class 2A 0.97% due 10/16/2017*	999,763	998,530

Total Asset Backed Securities (cost $69,004,795)		67,824,370

U.S. CORPORATE BONDS & NOTES — 12.7%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,960,529	2,195,793

Auto-Cars/Light Trucks — 0.7%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	187,507
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,021,100
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	218,150
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,948,723
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	762,024

		10,137,504

Banks-Commercial — 0.2%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	448,188

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
PNC Bank NA Senior Notes 2.60% due 07/21/2020	$2,150,000	$2,149,480
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	865,954

		3,463,622

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,759,717
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,248,911

		4,008,628

Banks-Super Regional — 0.7%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,042,219
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,115,231
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	515,427
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,293,025
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,408,310
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	569,134

		9,943,346

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,577,818
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	715,000	614,334

		2,192,152

Building-Heavy Construction — 0.3%
SBA Tower Trust Notes 3.16% due 10/15/2045*	3,665,000	3,605,517

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	196,525

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,502,643

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,048,200

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Apple, Inc. Senior Notes 3.45% due 05/06/2024	$1,815,000	$1,880,238
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	226,927

		4,155,365

Computers-Memory Devices — 0.1%
EMC Corp. Senior Notes 1.88% due 06/01/2018	1,260,000	1,175,678
EMC Corp. Senior Notes 3.38% due 06/01/2023	905,000	736,476

		1,912,154

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	3,885,000	3,897,661
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,272,270
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,043,690
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,584,440
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,946,279
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	145,000	207,970
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,142,506
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,343,664
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,168,652
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,214,422

		21,821,554

Diversified Financial Services — 0.3%
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	1,718,000	1,887,010
General Electric Capital Corp. Company Guar. Notes 6.15% due 08/07/2037	663,000	832,329
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	665,000	868,893
General Electric Capital Corp. Company Guar. Notes 6.88% due 01/10/2039	60,000	81,784

		3,670,016

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	$630,000	$654,756

E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	2,125,000	2,237,359

Electric-Integrated — 0.4%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	555,932
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,206,827
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	1,979,058
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	370,947
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	867,845

		5,980,609

Finance-Commercial — 0.9%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,057,977
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,237,988

		13,295,965

Insurance-Life/Health — 0.7%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,935,530
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	3,430,000	3,464,595

		9,400,125

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 1.90% due 12/15/2017	425,000	427,500
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,075,333

		1,502,833

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.30% due 11/03/2020	755,000	749,571
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,024,602

Security Description	Principal Amount	Value (Note 2)

Insurance-Property/Casualty (continued)
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	$1,985,000	$2,017,022

		3,791,195

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,099,479
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	931,971
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	1,035,000	999,511

		3,030,961

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	750,000	755,321
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,076,627
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,713,889
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	435,316
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	165,000	166,789

		4,147,942

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,811,694
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,111,000	1,241,510

		4,053,204

Medical-Drugs — 1.1%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	355,223
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,714,351
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	558,950
Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	1,019,202
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	612,102
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,609,001
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,870,692

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	$760,000	$754,283
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,819,836
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,812,490

		16,126,130

Medical-HMO — 0.3%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	468,405
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	760,000	773,090
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,391,065
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,231,847

		4,864,407

Medical-Hospitals — 0.2%
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	261,039
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	548,750
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	712,393
New York and Presbyterian Hospital Notes 4.02% due 08/01/2045	1,305,000	1,232,842

		2,755,024

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,605,432
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,863,212

		4,468,644

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	256,981

Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	240,000	233,057
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	600,000	542,210

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	$480,000	$398,891

		1,174,158

Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 3.38% due 11/15/2022	1,615,000	1,589,376

Physicians Practice Management — 0.1%
Toledo Hospital Senior Notes 4.98% due 11/15/2045	1,720,000	1,807,914

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	1,798,387

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,349,820

Schools — 0.8%
President and Fellows of Harvard College Notes 6.30% due 10/01/2037	5,000,000	5,065,590
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,328,980

		11,394,570

Special Purpose Entity — 0.2%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,339,000	2,836,433

Transport-Services — 0.6%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,456,650	2,769,873
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,199,935

		8,969,808

Total U.S. Corporate Bonds & Notes (cost $177,563,605)		182,291,420

FOREIGN CORPORATE BONDS & NOTES — 6.2%
Banks-Commercial — 1.9%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,529,456
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,007,179
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,317,088
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	4,000,000	4,077,092
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	856,578

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse NY Senior Notes 3.63% due 09/09/2024	$2,200,000	$2,217,301
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,429,818
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	629,066
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,319,944

		27,383,522

Building Societies — 0.3%
Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,625,457

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	623,962
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	468,125

		1,092,087

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,217,729
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	280,000	290,535
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	3,057,035

		4,565,299

Diversified Financial Services — 0.7%
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	4,869,000	4,828,392
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	4,479,000	4,570,739

		9,399,131

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	1,475,000	1,396,555

Diversified Operations — 0.1%
Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*	1,400,000	1,389,055

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019	490,000	478,709

Security Description	Principal Amount	Value (Note 2)

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	$2,000,000	$2,020,512

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,426,830

Finance-Investment Banker/Broker — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,133,856

Oil Companies-Exploration & Production — 0.4%
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,568,031

Oil Companies-Integrated — 1.6%
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	911,365
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,198,266
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	414,177
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,208,099
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,700,000	3,611,107
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,819,331
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/2040	620,000	669,980
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	323,848
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	200,017
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	173,045
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	471,993
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,286,797
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,348,990
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	825,710
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	835,000	786,468

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	$3,000,000	$3,008,673

		22,257,866

Oil-Field Services — 0.1%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,130,507

Property Trust — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,357,735

Total Foreign Corporate Bonds & Notes (cost $86,815,137)		88,225,152

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.3%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022 (cost $2,898,750)	3,000,000	3,874,995

MUNICIPAL BONDS & NOTES — 2.7%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,615,000	4,157,105
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,234,480
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	705,000	819,365
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	168,522
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,701,954
Kansas Development Finance Authority Revenue Bonds 4.93% due 04/15/2045	2,700,000	2,684,259
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,514,156
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,100,000	1,320,121
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,752,858
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,080,532

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds & Notes (continued)
Port Authority of New York & New Jersey Revenue Bonds 4.81% due 10/15/2065	$1,870,000	$1,901,285
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,115,277
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,329,047
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,897,375
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,620,880
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,209,200
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,756,766

Total Municipal Bonds & Notes (cost $34,141,223)		39,263,182

U.S. GOVERNMENT AGENCIES — 36.3%
Federal Home Loan Mtg. Corp. — 12.5%
2.50% due January 15 TBA	8,400,000	8,474,539
3.00% due January 15 TBA	17,300,000	17,827,193
3.00% due 03/01/2045	62,911,319	62,858,712
3.00% due 07/01/2045	19,557,838	19,541,483
3.00% due 08/01/2045	14,886,838	14,874,389
3.00% due 09/01/2045	16,659,731	16,645,800
3.50% due January 15 TBA	3,000,000	3,135,656
3.50% due January 30 TBA	21,800,000	22,440,587
4.00% due 09/01/2026	1,467,302	1,550,008
4.00% due 12/01/2040	8,463,045	8,968,544
5.50% due January 30 TBA	2,000,000	2,211,945
6.00% due 12/01/2039	294,313	331,935
7.50% due 05/01/2027	1,628	1,900

		178,862,691

Federal National Mtg. Assoc. — 17.1%
2.00% due January 15 TBA	2,900,000	2,844,987
2.47% due 05/01/2025	3,560,072	3,460,085
2.50% due 03/01/2030	12,159,326	12,269,507
2.50% due January 30 TBA	1,800,000	1,737,914
2.68% due 05/01/2025	6,000,000	5,872,231
2.81% due 07/01/2025	6,000,000	5,927,772
2.82% due 12/01/2024	4,941,712	4,941,087
2.99% due 10/01/2025	2,145,000	2,150,941
3.00% due 05/01/2027	1,042,175	1,079,396
3.00% due 06/01/2027	561,190	581,118
3.00% due 08/01/2027	361,111	373,924
3.00% due 04/01/2045	15,127,087	15,140,213
3.00% due January 15 TBA	2,000,000	2,060,286
3.01% due 12/01/2024	3,934,825	3,980,766
3.09% due 10/01/2025	1,067,354	1,080,350
3.12% due 05/01/2033	2,874,274	2,801,566
3.50% due January 15 TBA	7,350,000	7,697,118
3.50% due January 30 TBA	43,500,000	44,879,959
4.00% due 09/01/2026	9,971,820	10,561,546
4.00% due January 30 TBA	14,200,000	15,026,041

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 11/01/2026	$1,399,310	$1,507,801
4.50% due 01/01/2027	1,704,930	1,809,498
4.50% due 06/01/2038	70,502	76,241
4.50% due 05/01/2039	62,803	67,909
4.50% due 06/01/2039	142,548	154,068
4.50% due 08/01/2039	13,126	14,204
4.50% due 01/01/2040	83,677	90,485
4.50% due 04/01/2040	92,562	99,969
4.50% due 07/01/2040	267,266	288,654
4.50% due 09/01/2040	15,710,435	17,001,222
4.50% due 11/01/2040	3,923,457	4,246,035
4.50% due 12/01/2040	534,788	578,030
4.50% due 01/01/2041	633,768	685,906
4.50% due 02/01/2041	793,231	858,454
4.50% due 03/01/2041	7,868,413	8,514,079
4.50% due 04/01/2041	835,553	904,049
4.50% due 05/01/2041	737,934	798,534
4.50% due 06/01/2041	1,118,110	1,210,053
4.50% due 07/01/2041	3,579,225	3,873,036
4.50% due 08/01/2041	1,956,603	2,117,161
4.50% due 09/01/2041	822,797	890,399
4.50% due 04/01/2043	623,220	676,142
4.50% due 06/01/2043	276,929	300,644
4.50% due 10/01/2043	912,267	985,274
4.50% due 11/01/2043	137,624	148,637
4.50% due 08/01/2044	488,898	528,023
5.00% due January 30 TBA	24,000,000	26,416,313
5.50% due 03/01/2038	1,256,577	1,400,929
5.50% due 06/01/2038	67,578	75,504
5.50% due 08/01/2038	69,665	77,845
5.50% due 09/01/2039	44,974	50,111
5.50% due 05/01/2040	13,555	15,106
5.50% due 06/01/2040	18,738	21,112
5.50% due January 30 TBA	11,700,000	13,042,256
6.50% due 02/01/2038	134,010	153,958
6.50% due 10/01/2039	149,306	170,634
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(2)	10,285,000	10,134,175

		244,449,257

Government National Mtg. Assoc. — 6.0%
3.00% due 04/20/2045	6,748,090	6,848,775
3.00% due 07/20/2045	2,214,968	2,248,016
3.00% due 08/20/2045	3,943,072	4,001,905
3.50% due January 30 TBA	35,275,000	36,772,812
4.00% due 02/15/2041	1,407,471	1,506,775
4.00% due 09/15/2041	1,212,757	1,287,458
4.00% due 02/15/2042	77,944	82,721
4.00% due 08/15/2042	165,434	178,547
4.50% due 05/15/2040	1,096,571	1,184,403
4.50% due 06/15/2040	1,671,981	1,803,043
4.50% due 07/15/2040	2,757,684	2,980,110
4.50% due 05/15/2042	232,668	251,900
4.50% due January 30 TBA	3,000,000	3,223,125
5.00% due 07/15/2033	1,906,342	2,119,599
5.00% due 10/15/2033	95,215	105,649
5.00% due 11/15/2033	12,773	14,137
5.00% due 12/15/2033	39,804	44,016
5.00% due 01/15/2034	152,323	166,946
5.00% due 02/15/2034	68,817	75,461
5.00% due 03/15/2034	5,900	6,468

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
5.00% due 05/15/2034	$12,112	$13,412
5.00% due 06/15/2035	11,662	12,993
5.00% due 09/15/2035	132,420	148,540
5.00% due 11/15/2035	48,296	53,013
5.00% due 12/15/2035	29,137	32,371
5.00% due 02/15/2036	22,695	25,166
5.00% due 03/15/2036	14,012	15,382
5.00% due 09/15/2036	4,900	5,414
5.00% due 05/15/2038	16,136	17,706
5.00% due 07/15/2038	253,822	281,357
5.00% due 08/15/2038	53,657	59,397
5.00% due 11/15/2038	151,859	168,119
5.00% due 12/15/2038	537,601	595,057
5.00% due 06/15/2039	717,932	792,472
5.00% due 08/15/2039	187,107	206,896
5.00% due 07/15/2040	204,768	224,555
5.00% due 04/15/2041	455,173	503,436
5.50% due 10/15/2032	2,323	2,604
5.50% due 11/15/2032	3,712	4,130
5.50% due 02/15/2033	131,432	146,617
5.50% due 05/15/2033	77,654	88,307
5.50% due 06/15/2033	118,122	133,864
5.50% due 07/15/2033	15,191	17,225
5.50% due 08/15/2033	17,302	19,381
5.50% due 09/15/2033	6,414	7,294
5.50% due 11/15/2033	240,477	273,572
5.50% due 01/15/2034	225,592	251,516
5.50% due 02/15/2034	75,529	85,136
5.50% due 03/15/2034	1,047,206	1,190,326
5.50% due 04/15/2034	32,046	36,438
5.50% due 05/15/2034	65,832	74,840
5.50% due 06/15/2034	17,918	19,936
5.50% due 07/15/2034	41,565	47,102
5.50% due 08/15/2034	26,804	30,274
5.50% due 09/15/2034	311,292	346,340
5.50% due 10/15/2034	251,362	279,663
5.50% due 04/15/2036	49,248	55,076
6.00% due 03/15/2028	8,261	9,267
6.00% due 06/15/2028	15,158	17,149
6.00% due 08/15/2028	50,759	57,678
6.00% due 09/15/2028	36,149	40,551
6.00% due 10/15/2028	12,621	14,158
6.00% due 11/15/2028	3,301	3,703
6.00% due 12/15/2028	65,475	74,052
6.00% due 03/15/2029	377	423
6.00% due 04/15/2029	2,999	3,405
6.00% due 01/15/2032	10,341	11,944
6.00% due 02/15/2032	266	298
6.00% due 07/15/2032	11,755	13,394
6.00% due 09/15/2032	13,163	14,768
6.00% due 10/15/2032	269,879	310,105
6.00% due 11/15/2032	17,402	19,523
6.00% due 01/15/2033	3,881	4,417
6.00% due 02/15/2033	26,652	30,432
6.00% due 03/15/2033	38,703	44,706
6.00% due 04/15/2033	50,100	56,201
6.00% due 05/15/2033	85,751	96,881
6.00% due 12/15/2033	31,850	36,763
6.00% due 08/15/2034	7,506	8,670
6.00% due 09/15/2034	108,548	123,395
6.00% due 10/15/2034	80,394	91,246
6.00% due 05/15/2036	32,664	37,654
6.00% due 06/15/2036	302,151	351,514
6.00% due 07/15/2036	3,767,716	4,342,474

12

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 08/15/2036	$131,520	$151,067
6.00% due 12/15/2036	277,527	319,859
6.00% due 02/15/2037	84,509	97,386
6.00% due 08/15/2037	101,117	114,268
6.00% due 01/15/2038	391,343	447,205
6.00% due 03/15/2038	171,357	193,641
6.00% due 07/15/2038	166,569	188,223
6.00% due 08/15/2038	471,108	532,721
6.00% due 09/15/2038	898,251	1,019,021
6.00% due 10/15/2038	1,023,096	1,163,182
6.00% due 11/15/2038	370,714	418,541
6.00% due 12/15/2038	349,020	394,217
6.00% due 01/15/2039	275,677	313,775
6.00% due 02/15/2039	180,920	204,453
6.00% due 04/15/2039	156,824	177,831
6.00% due 12/15/2039	224,113	253,252
6.00% due 03/15/2040	253,027	284,089
6.00% due 04/15/2040	94,337	106,603
6.00% due 06/15/2041	334,590	378,093
6.50% due 05/15/2023	6,043	6,914
6.50% due 06/15/2023	4,533	5,186
6.50% due 07/15/2023	20,492	23,445
6.50% due 08/15/2023	2,110	2,414
6.50% due 10/15/2023	17,094	19,557
6.50% due 11/15/2023	21,174	24,227
6.50% due 12/15/2023	56,479	64,618
6.50% due 02/15/2027	2,013	2,316
6.50% due 12/15/2027	1,904	2,178
6.50% due 01/15/2028	22,073	25,253
6.50% due 02/15/2028	9,279	10,618
6.50% due 03/15/2028	37,659	43,236
6.50% due 04/15/2028	18,167	20,813
6.50% due 05/15/2028	51,847	59,318
6.50% due 06/15/2028	108,926	124,766
6.50% due 07/15/2028	87,266	99,849
6.50% due 08/15/2028	49,814	57,256
6.50% due 09/15/2028	67,286	76,983
6.50% due 10/15/2028	60,894	69,808
6.50% due 11/15/2028	78,741	90,328
6.50% due 12/15/2028	53,767	61,515
6.50% due 01/15/2029	983	1,124
6.50% due 02/15/2029	13,499	15,444
6.50% due 03/15/2029	19,325	22,110
6.50% due 04/15/2029	8,366	9,573
6.50% due 05/15/2029	62,922	71,991
6.50% due 06/15/2029	10,649	12,184
6.50% due 03/15/2031	4,833	5,529
6.50% due 04/15/2031	1,064	1,246
6.50% due 05/15/2031	79,250	90,781
6.50% due 06/15/2031	53,751	61,499
6.50% due 07/15/2031	166,889	190,942
6.50% due 08/15/2031	30,883	35,334
6.50% due 09/15/2031	102,114	116,831
6.50% due 10/15/2031	77,325	88,948
6.50% due 11/15/2031	42,737	48,895
6.50% due 01/15/2032	193,395	221,270
6.50% due 02/15/2032	73,895	84,546
6.50% due 03/15/2032	1,792	2,051
6.50% due 04/15/2032	13,572	15,528
6.50% due 05/15/2032	54,791	62,690
7.00% due 11/15/2031	39,020	44,771
7.00% due 03/15/2032	24,400	28,747

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
7.00% due 01/15/2033	$33,421	$39,724
7.00% due 05/15/2033	90,411	106,860
7.00% due 07/15/2033	69,048	81,233
7.00% due 11/15/2033	91,035	107,686
8.00% due 10/15/2029	421	423
8.00% due 12/15/2029	4,999	5,074
8.00% due 01/15/2030	17,277	18,231
8.00% due 03/15/2030	131	131
8.00% due 04/15/2030	18,658	19,007
8.00% due 08/15/2030	1,902	1,909
8.00% due 09/15/2030	22,654	23,431
8.00% due 11/15/2030	2,547	2,922
8.00% due 12/15/2030	4,464	4,816
8.00% due 02/15/2031	39,119	42,514
8.00% due 03/15/2031	11,767	11,951
10.00% due 05/20/2016	65	65
10.00% due 08/20/2016	197	199
10.00% due 01/20/2017	616	624
10.00% due 03/20/2017	769	777
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	84,181	94,274
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	421,392	488,405
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	163,431	187,841

		87,099,720

Sovereign Agency — 0.7%
Resolution Funding Corp. STRIPS 0.01% due 07/15/2020	2,500,000	2,283,565
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	7,735,775

		10,019,340

Total U.S. Government Agencies (cost $517,891,718)		520,431,008

U.S. GOVERNMENT TREASURIES — 36.4%
United States Treasury Bonds — 4.1%
2.50% due 02/15/2045	2,200,000	1,973,899
2.88% due 05/15/2043	37,880,000	36,933,000
3.00% due 11/15/2044	4,105,000	4,090,087
3.38% due 05/15/2044	2,895,000	3,106,923
3.63% due 02/15/2044	11,290,000	12,700,369

		58,804,278

United States Treasury Notes — 32.3%
0.50% due 08/31/2016	121,729,400	121,591,481
0.50% due 01/31/2017	17,400,000	17,336,107
0.50% due 03/31/2017	15,200,000	15,130,536
0.63% due 05/31/2017	16,000,000	15,929,376
0.63% due 08/31/2017	54,000,000	53,654,076
0.75% due 03/31/2018	2,800,000	2,774,954
1.00% due 03/31/2017	16,000,000	16,024,992
1.00% due 09/15/2017	12,000,000	11,992,968
1.00% due 05/31/2018	9,800,000	9,749,853
1.25% due 11/30/2018	6,800,000	6,788,576
1.38% due 07/31/2018	18,200,000	18,269,670
1.38% due 09/30/2018	23,200,000	23,272,500
1.38% due 03/31/2020	40,750,000	40,248,571
1.38% due 09/30/2020	6,000,000	5,896,404

13

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.63% due 06/30/2020	$27,200,000	$27,088,426
2.00% due 02/15/2025	68,765,000	67,220,469
2.13% due 05/15/2025	4,700,000	4,638,679
3.13% due 04/30/2017	4,500,000	4,629,726

		462,237,364

Total U.S. Government Treasuries (cost $516,612,012)		521,041,642

Total Long-Term Investment Securities (cost $1,404,927,240)		1,422,951,769

SHORT-TERM INVESTMENT SECURITIES — 1.7%
U.S. Government Agencies — 1.7%
Federal Home Loan Bank Disc. Notes 0.14% due 01/29/2016 (cost $24,997,375)	25,000,000	24,997,400

REPURCHASE AGREEMENTS — 12.2%
Bank of America Securities LLC Joint Repurchase Agreement(4)	29,035,000	29,035,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	42,240,000	42,240,000
BNP Paribas SA Joint Repurchase Agreement(4)	42,230,000	42,230,000
Deutsche Bank AG Joint Repurchase Agreement(4)	18,870,000	18,870,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	42,230,000	42,230,000

Total Repurchase Agreements (cost $174,605,000)		174,605,000

TOTAL INVESTMENTS (cost $1,604,529,615)(5)	113.2%	1,622,554,169
Liabilities in excess of other assets	(13.2)	(188,948,617)

NET ASSETS	100.0%	$1,433,605,552

FORWARD SALES CONTRACTS — (4.2)%
U.S. Government Agencies — (4.2)%
Federal National Mtg. Assoc. — (3.6)%
4.00% due January 15 TBA	(5,700,000)	(5,943,141)
4.50% due January 30 TBA	(41,680,000)	(45,009,190)

		(50,952,331)

Government National Mtg. Assoc. — (0.6)%
4.00% due January 30 TBA	(2,000,000)	(2,121,562)
6.00% due January 30 TBA	(6,100,000)	(6,832,860)

		(8,954,422)

Total Forward Sales Contracts (cost $59,889,514)		$(59,906,753)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $107,621,989 representing 7.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2015 and unless otherwise, the dates shown are the original maturity dates.

14

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$67,824,370	$—	$67,824,370
U.S. Corporate Bonds & Notes:
Buildings-Heavy Construction	—	—	3,605,517	3,605,517
Other Industries	—	178,685,903	—	178,685,903
Foreign Corporate Bonds and Notes	—	88,225,152	—	88,225,152
Foreign Government Obligations	—	3,874,995	—	3,874,995
Municipal Bond and Notes	—	39,263,182	—	39,263,182
U.S. Government Agencies	—	520,431,008	—	520,431,008
U.S. Government Treasuries	—	521,041,642	—	521,041,642
Short-Term Investment Securities	—	24,997,400	—	24,997,400
Repurchase Agreements	—	174,605,000	—	174,605,000

Total Investments at Value	$—	$1,618,948,652	$3,605,517	$1,622,554,169

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$59,906,753	$—	$59,906,753

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Diversified Financial Services	4.6%
Federal National Mtg. Assoc.	4.6
Real Estate Investment Trusts	4.0
Exchange-Traded Funds	3.7
Medical-Drugs	3.4
Federal Home Loan Mtg. Corp.	3.2
Electric-Integrated	3.2
Banks-Super Regional	2.6
Diversified Banking Institutions	2.4
Repurchase Agreements	2.4
Government National Mtg. Assoc.	2.4
Banks-Commercial	2.1
Oil Companies-Integrated	1.6
Oil Companies-Exploration & Production	1.5
Food-Misc./Diversified	1.4
Computers	1.4
Insurance-Multi-line	1.3
Medical Products	1.3
Pipelines	1.3
Oil Refining & Marketing	1.1
Aerospace/Defense	1.1
Chemicals-Diversified	1.0
Diversified Manufacturing Operations	1.0
Medical-Biomedical/Gene	1.0
Medical Instruments	1.0
Electronic Components-Semiconductors	1.0
Electronic Components-Misc.	1.0
Telephone-Integrated	0.9
Insurance-Reinsurance	0.9
Airlines	0.9
Finance-Mortgage Loan/Banker	0.8
Auto-Cars/Light Trucks	0.8
Oil-Field Services	0.8
Beverages-Non-alcoholic	0.7
Data Processing/Management	0.7
Toys	0.7
Applications Software	0.7
Semiconductor Components-Integrated Circuits	0.6
Machinery-Farming	0.6
Finance-Other Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Multimedia	0.6
Investment Management/Advisor Services	0.6
Oil & Gas Drilling	0.6
Chemicals-Specialty	0.6
Medical-Hospitals	0.6
Food-Retail	0.6
Instruments-Scientific	0.6
Web Portals/ISP	0.6
Brewery	0.6
Insurance-Property/Casualty	0.5
Non-Hazardous Waste Disposal	0.5
Cosmetics & Toiletries	0.5
Steel-Producers	0.5
Medical-Generic Drugs	0.5
Telecom Services	0.5
Transport-Services	0.5
Retail-Restaurants	0.5
Retail-Discount	0.5
Containers-Paper/Plastic	0.5
Enterprise Software/Service	0.4
Internet Telephone	0.4

Electronic Parts Distribution	0.4%
Consumer Products-Misc.	0.4
Human Resources	0.4
Savings & Loans/Thrifts	0.4
Rental Auto/Equipment	0.4
Semiconductor Equipment	0.4
Gas-Distribution	0.4
Computer Services	0.4
Rubber-Tires	0.4
Electric-Transmission	0.4
Physical Therapy/Rehabilitation Centers	0.4
SupraNational Banks	0.4
Coatings/Paint	0.4
Auto-Heavy Duty Trucks	0.4
Medical Labs & Testing Services	0.4
Gambling (Non-Hotel)	0.4
Transport-Marine	0.3
E-Commerce/Products	0.3
Finance-Investment Banker/Broker	0.3
Cable/Satellite TV	0.3
Computers-Memory Devices	0.3
Security Services	0.3
Transport-Rail	0.3
Medical-Wholesale Drug Distribution	0.3
Steel-Specialty	0.3
United States Treasury Bonds	0.3
Satellite Telecom	0.3
Hotels/Motels	0.3
Athletic Footwear	0.3
Advertising Services	0.3
Retail-Drug Store	0.3
Finance-Credit Card	0.3
Office Automation & Equipment	0.3
Food-Flour & Grain	0.3
Storage/Warehousing	0.3
Electronic Forms	0.3
Machine Tools & Related Products	0.3
Special Purpose Entities	0.3
Finance-Auto Loans	0.3
Alternative Waste Technology	0.3
Tobacco	0.3
Office Furnishings-Original	0.2
Industrial Gases	0.2
Retail-Building Products	0.2
Housewares	0.2
Independent Power Producers	0.2
Retail-Apparel/Shoe	0.2
Auction Houses/Art Dealers	0.2
Beverages-Wine/Spirits	0.2
Agricultural Chemicals	0.2
Insurance Brokers	0.2
Computer Software	0.2
Investment Companies	0.2
Distribution/Wholesale	0.2
Cruise Lines	0.2
Internet Content-Entertainment	0.2
Tools-Hand Held	0.2
Non-Ferrous Metals	0.2
Batteries/Battery Systems	0.2
Electric Products-Misc.	0.2
Dialysis Centers	0.2
Retail-Major Department Stores	0.2

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited) — (continued)

Industry Allocation* (continued)

Apparel Manufacturers	0.2%
Diversified Minerals	0.1
Machinery-General Industrial	0.1
Miscellaneous Manufacturing	0.1
Cellular Telecom	0.1
Private Equity	0.1
Casino Hotels	0.1
Trucking/Leasing	0.1
Casino Services	0.1
Internet Security	0.1
Instruments-Controls	0.1
Retail-Automobile	0.1
Electronic Measurement Instruments	0.1
Finance-Commercial	0.1
Networking Products	0.1
Television	0.1
Commercial Services-Finance	0.1
Computer Aided Design	0.1
Veterinary Diagnostics	0.1
Electric-Generation	0.1
Motorcycle/Motor Scooter	0.1
Disposable Medical Products	0.1
Filtration/Separation Products	0.1
Retail-Jewelry	0.1
Building Products-Doors & Windows	0.1
Radio	0.1
Diversified Operations	0.1
Aerospace/Defense-Equipment	0.1
Internet Content-Information/News	0.1
United States Treasury Notes	0.1
Banks-Fiduciary	0.1

99.4%

*	Calculated as a percentage of net assets

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 59.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	431	$10,034
Omnicom Group, Inc.	146	11,046

		21,080

Advertising Services — 0.3%
Aimia, Inc.	38,895	264,097
Nielsen Holdings PLC	177	8,248
Publicis Groupe ADR	16,315	272,950

		545,295

Aerospace/Defense — 1.0%
Boeing Co.	4,257	615,520
Lockheed Martin Corp.	1,444	313,565
Northrop Grumman Corp.	2,386	450,501
Raytheon Co.	2,357	293,517
Rockwell Collins, Inc.	78	7,199
Spirit AeroSystems Holdings, Inc., Class A†	126	6,309
Teledyne Technologies, Inc.†	2,212	196,204
TransDigm Group, Inc.†	36	8,224

		1,891,039

Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.	153	6,483
Harris Corp.	1,178	102,368

		108,851

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	132	5,387
Incitec Pivot, Ltd. ADR	121,708	349,302
Monsanto Co.	220	21,674

		376,363

Airlines — 0.5%
Alaska Air Group, Inc.	5,848	470,822
American Airlines Group, Inc.	336	14,230
Copa Holdings SA, Class A	7,130	344,094
Delta Air Lines, Inc.	378	19,161
Southwest Airlines Co.	345	14,856
United Continental Holdings, Inc.†	198	11,345

		874,508

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	275	8,093
Michael Kors Holdings, Ltd.†	151	6,049
Under Armour, Inc., Class A†	110	8,867
VF Corp.	4,262	265,310

		288,319

Applications Software — 0.7%
Citrix Systems, Inc.†	135	10,213
Intuit, Inc.	143	13,799
Microsoft Corp.	22,375	1,241,365
Red Hat, Inc.†	123	10,186
Salesforce.com, Inc.†	306	23,990
ServiceNow, Inc.†	109	9,435

		1,308,988

Athletic Footwear — 0.3%
NIKE, Inc., Class B	8,886	555,375

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	16,969	409,123

Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks — 0.5%
Nissan Motor Co., Ltd. ADR	45,793	$960,966
Tesla Motors, Inc.†	46	11,041

		972,007

Auto-Heavy Duty Trucks — 0.4%
New Flyer Industries, Inc.	4,750	97,217
PACCAR, Inc.	12,877	610,370

		707,587

Auto/Truck Parts & Equipment-Original — 0.6%
Autoliv, Inc.	4,908	612,371
BorgWarner, Inc.	191	8,257
Delphi Automotive PLC	151	12,945
Johnson Controls, Inc.	13,984	552,228
WABCO Holdings, Inc.†	64	6,545

		1,192,346

Banks-Commercial — 1.8%
Australia & New Zealand Banking Group, Ltd. ADR	882	17,834
Banco Bilbao Vizcaya Argentaria SA ADR	87,863	644,036
Bank of Nova Scotia	5,109	206,608
BOK Financial Corp.	434	25,949
City Holding Co.	594	27,110
Cullen/Frost Bankers, Inc.	10,728	643,680
East West Bancorp, Inc.	5,642	234,482
FirstMerit Corp.	3,931	73,313
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	11,723	101,638
ING Groep NV ADR	53,036	713,865
M&T Bank Corp.	1,606	194,615
PacWest Bancorp	3,904	168,262
SVB Financial Group†	1,665	197,968
Umpqua Holdings Corp.	5,234	83,221
Washington Trust Bancorp, Inc.	2,028	80,147

		3,412,728

Banks-Fiduciary — 0.1%
State Street Corp.	1,451	96,288

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	10,579	1,008,285
US Bancorp	17,405	742,671
Wells Fargo & Co.	22,792	1,238,973

		2,989,929

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	8,772	298,774

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	12,854	552,208
Coca-Cola Enterprises, Inc.	197	9,700
Dr Pepper Snapple Group, Inc.	2,073	193,204
Monster Beverage Corp.†	73	10,874
PepsiCo, Inc.	2,695	269,284

		1,035,270

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,329	131,943
Constellation Brands, Inc., Class A	99	14,102
Diageo PLC ADR	2,379	259,477

		405,522

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Brewery — 0.3%
Ambev SA ADR	131,149	$584,925

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	297	7,924

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,789	121,349

Building Products-Wood — 0.0%
Masco Corp.	409	11,575

Building-Residential/Commercial — 0.0%
NVR, Inc.†	6	9,858

Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A	50	9,155
Comcast Corp., Class A	5,926	334,404
DISH Network Corp., Class A†	121	6,919
Time Warner Cable, Inc.	121	22,456

		372,934

Casino Hotels — 0.0%
Las Vegas Sands Corp.	220	9,645
Wynn Resorts, Ltd.	68	4,705

		14,350

Cellular Telecom — 0.1%
MTN Group, Ltd. ADR	32,416	274,564

Chemicals-Diversified — 0.8%
Akzo Nobel NV ADR	27,100	602,026
E.I. du Pont de Nemours & Co.	4,923	327,872
FMC Corp.	2,310	90,390
Huntsman Corp.	10,443	118,737
Innospec, Inc.	1,342	72,884
LyondellBasell Industries NV, Class A	175	15,208
PPG Industries, Inc.	3,853	380,753

		1,607,870

Chemicals-Specialty — 0.6%
Albemarle Corp.	2,310	129,383
Cabot Corp.	6,669	272,629
Ecolab, Inc.	123	14,069
H.B. Fuller Co.	13,460	490,886
International Flavors & Fragrances, Inc.	2,034	243,348

		1,150,315

Coal — 0.0%
Alliance Resource Partners LP	6,471	87,294

Coatings/Paint — 0.4%
RPM International, Inc.	1,499	66,046
Sherwin-Williams Co.	36	9,345
Valspar Corp.	7,643	633,987

		709,378

Commercial Services-Finance — 0.1%
Automatic Data Processing, Inc.	160	13,555
Equifax, Inc.	75	8,353
FleetCor Technologies, Inc.†	57	8,147
McGraw Hill Financial, Inc.	132	13,012
Moody’s Corp.	101	10,134
PayPal Holdings, Inc.†	3,538	128,076
Vantiv, Inc., Class A†	185	8,773
Western Union Co.	353	6,322

		196,372

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.1%
Autodesk, Inc.†	2,968	$180,840

Computer Services — 0.3%
Accenture PLC, Class A	1,082	113,069
Cognizant Technology Solutions Corp., Class A†	293	17,586
International Business Machines Corp.	2,529	348,041

		478,696

Computer Software — 0.2%
Akamai Technologies, Inc.†	112	5,895
Kudelski SA (BR)(1)	24,500	353,459

		359,354

Computers — 1.1%
Apple, Inc.	19,982	2,103,305

Computers-Integrated Systems — 0.0%
MTS Systems Corp.	557	35,319

Computers-Memory Devices — 0.3%
EMC Corp.	24,358	625,513

Consulting Services — 0.0%
Verisk Analytics, Inc.†	117	8,995

Consumer Products-Misc. — 0.4%
Jarden Corp.†	180	10,282
Kimberly-Clark Corp.	1,399	178,093
Tumi Holdings, Inc.†	28,567	475,069
WD-40 Co.	1,442	142,253

		805,697

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,439	90,729
Sealed Air Corp.	163	7,270

		97,999

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	317	21,119
Estee Lauder Cos., Inc., Class A	107	9,422
Procter & Gamble Co.	3,164	251,253
Unilever NV	17,710	767,197

		1,048,991

Cruise Lines — 0.0%
Carnival Corp.	1,125	61,290

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	1,445	77,640
Fair Isaac Corp.	9,811	924,000
Fidelity National Information Services, Inc.	6,731	407,898
Fiserv, Inc.†	141	12,896
Paychex, Inc.	164	8,674

		1,431,108

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,225	294,525

Disposable Medical Products — 0.1%
STERIS PLC	1,927	145,180

Distribution/Wholesale — 0.2%
Fastenal Co.	178	7,266
Genuine Parts Co.	2,469	212,062
LKQ Corp.†	247	7,319
Pool Corp.	1,402	113,253

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
WW Grainger, Inc.	47	$9,522

		349,422

Diversified Banking Institutions — 1.1%
BNP Paribas SA ADR	28,503	805,495
Goldman Sachs Group, Inc.	970	174,823
HSBC Holdings PLC ADR	3,184	125,672
JPMorgan Chase & Co.	16,154	1,066,649

		2,172,639

Diversified Manufacturing Operations — 1.0%
3M Co.	1,236	186,191
Crane Co.	4,326	206,956
General Electric Co.	12,408	386,509
Illinois Tool Works, Inc.	163	15,107
Parker-Hannifin Corp.	3,503	339,721
Siemens AG ADR	6,078	584,552
Textron, Inc.	145	6,091
Vesuvius PLC(2)	57,814	283,476

		2,008,603

Diversified Minerals — 0.0%
BHP Billiton, Ltd. ADR	2,446	63,009

Diversified Operations — 0.1%
China Merchants Holdings International Co., Ltd. ADR	3,621	113,880

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	861	581,941
eBay, Inc.†	3,256	89,475

		671,416

E-Commerce/Services — 0.0%
Expedia, Inc.	60	7,458
Netflix, Inc.†	189	21,618
Priceline Group, Inc.†	22	28,049
TripAdvisor, Inc.†	74	6,308

		63,433

E-Marketing/Info — 0.0%
comScore, Inc.†	2,013	82,835

Electric Products-Misc. — 0.2%
AMETEK, Inc.	190	10,182
Emerson Electric Co.	4,137	197,873
Littelfuse, Inc.	809	86,571

		294,626

Electric-Integrated — 2.1%
ALLETE, Inc.	1,905	96,831
Alliant Energy Corp.	2,243	140,075
CLP Holdings, Ltd. ADR	29,250	250,965
Duke Energy Corp.	2,489	177,690
Eversource Energy	17,808	909,454
Great Plains Energy, Inc.	2,691	73,491
NextEra Energy, Inc.	3,913	406,522
PNM Resources, Inc.	2,638	80,644
WEC Energy Group, Inc.	18,706	959,805
Xcel Energy, Inc.	25,686	922,384

		4,017,861

Electric-Transmission — 0.1%
ITC Holdings Corp.	2,998	117,672

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.9%
Corning, Inc.	7,300	$133,444
Garmin, Ltd.	23,739	882,379
TE Connectivity, Ltd.	10,500	678,405

		1,694,228

Electronic Components-Semiconductors — 1.0%
Avago Technologies, Ltd.	969	140,650
Intel Corp.	6,729	231,814
Microchip Technology, Inc.	33,135	1,542,103
Qorvo, Inc.†	85	4,326
Skyworks Solutions, Inc.	102	7,837
Texas Instruments, Inc.	469	25,706

		1,952,436

Electronic Connectors — 0.0%
Amphenol Corp., Class A	199	10,394

Electronic Forms — 0.3%
Adobe Systems, Inc.†	5,508	517,422

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.	1,535	43,087
Trimble Navigation, Ltd.†	8,559	183,591

		226,678

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	12,682	687,111
Avnet, Inc.	3,150	134,946

		822,057

Electronic Security Devices — 0.0%
Tyco International PLC	227	7,239

Engines-Internal Combustion — 0.0%
Cummins, Inc.	100	8,801

Enterprise Software/Service — 0.3%
Omnicell, Inc.†	5,154	160,186
Oracle Corp.	8,902	325,190
Tyler Technologies, Inc.†	970	169,091

		654,467

Entertainment Software — 0.0%
Electronic Arts, Inc.†	164	11,270

Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	1,705	74,116

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	4,670	133,842

Finance-Credit Card — 0.3%
Alliance Data Systems Corp.†	33	9,127
Discover Financial Services	8,028	430,461
MasterCard, Inc., Class A	396	38,555
Visa, Inc., Class A	762	59,093

		537,236

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	11,903	391,966
TD Ameritrade Holding Corp.	250	8,677

		400,643

Finance-Mortgage Loan/Banker — 0.8%
FNF Group	45,376	1,573,186

Finance-Other Services — 0.6%
BGC Partners, Inc., Class A	3,622	35,532

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services (continued)
Deutsche Boerse AG ADR	97,650	$854,438
Hong Kong Exchanges and Clearing, Ltd. ADR	11,781	300,062
Intercontinental Exchange, Inc.	32	8,200

		1,198,232

Food-Dairy Products — 0.0%
WhiteWave Foods Co.†	147	5,720

Food-Misc./Diversified — 1.3%
B&G Foods, Inc.	18,642	652,843
Danone SA ADR	53,517	728,366
General Mills, Inc.	5,320	306,751
Ingredion, Inc.	888	85,106
Kraft Heinz Co.	3,889	282,964
McCormick & Co., Inc.	3,149	269,429
Orkla ASA ADR	24,078	188,651

		2,514,110

Food-Retail — 0.6%
Dairy Farm International Holdings, Ltd. ADR	3,381	101,734
Kroger Co.	21,310	891,398
Whole Foods Market, Inc.	3,716	124,486

		1,117,618

Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	1,796	84,771

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	40,800	158,304

Gas-Distribution — 0.4%
ONE Gas, Inc.	301	15,101
Sempra Energy	6,872	646,037
Vectren Corp.	1,948	82,634

		743,772

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	709	85,505

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	195	8,596

Home Furnishings — 0.0%
Leggett & Platt, Inc.	178	7,480

Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.	351	7,512
Marriott International, Inc., Class A	134	8,983
Starwood Hotels & Resorts Worldwide, Inc.	110	7,621

		24,116

Housewares — 0.2%
Tupperware Brands Corp.	8,532	474,806

Human Resources — 0.4%
Adecco SA ADR	16,550	565,514
Robert Half International, Inc.	2,445	115,257
TrueBlue, Inc.†	4,825	124,292

		805,063

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	92	9,440

Security Description	Shares	Value (Note 2)
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,670	$217,283
Praxair, Inc.	97	9,933

		227,216

Instruments-Controls — 0.1%
Honeywell International, Inc.	2,296	237,797

Instruments-Scientific — 0.6%
FEI Co.	1,591	126,946
Thermo Fisher Scientific, Inc.	3,498	496,191
Waters Corp.†	3,469	466,858

		1,089,995

Insurance Brokers — 0.2%
Aon PLC	122	11,249
Arthur J. Gallagher & Co.	1,969	80,611
Willis Group Holdings PLC†	5,803	281,852

		373,712

Insurance-Multi-line — 1.2%
ACE, Ltd.	10,349	1,209,280
Allstate Corp.	3,479	216,011
MetLife, Inc.	14,095	679,520
XL Group PLC	6,421	251,575

		2,356,386

Insurance-Property/Casualty — 0.4%
AmTrust Financial Services, Inc.	2,387	146,992
Chubb Corp.	716	94,970
Markel Corp.†	686	605,978

		847,940

Insurance-Reinsurance — 0.6%
Swiss Re AG ADR	39,624	971,382
Validus Holdings, Ltd.	3,141	145,397

		1,116,779

Internet Application Software — 0.0%
Splunk, Inc.†	97	5,705

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	2,901	303,619
Twitter, Inc.†	279	6,456

		310,075

Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	481	108,263

Internet Telephone — 0.4%
j2 Global, Inc.	10,062	828,304

Investment Companies — 0.2%
Ares Capital Corp.	10,465	149,126
Hercules Technology Growth Capital, Inc.	6,885	83,928
Oaktree Capital Group LLC	2,167	103,409
Triangle Capital Corp.	1,006	19,225

		355,688

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	50	7,988
Ameriprise Financial, Inc.	1,583	168,463
BlackRock, Inc.	1,553	528,828
Franklin Resources, Inc.	7,686	282,998
Invesco, Ltd.	169	5,658
T. Rowe Price Group, Inc.	2,464	176,151

		1,170,086

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	52	$12,158

Machine Tools & Related Products — 0.3%
Lincoln Electric Holdings, Inc.	9,869	512,102

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	114	7,747

Machinery-Farming — 0.6%
AG Growth International, Inc.	14,700	354,432
Deere & Co.	11,132	849,037

		1,203,469

Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	3,151	127,584
IDEX Corp.	1,339	102,581
Tennant Co.	854	48,046
Wabtec Corp.	81	5,761

		283,972

Machinery-Pumps — 0.0%
Flowserve Corp.	1,760	74,061

Medical Information Systems — 0.0%
Cerner Corp.†	153	9,206

Medical Instruments — 0.6%
Bio-Techne Corp.	2,113	190,170
Edwards Lifesciences Corp.†	6,168	487,149
Intuitive Surgical, Inc.†	20	10,923
Medtronic PLC	6,500	499,980
St. Jude Medical, Inc.	114	7,042

		1,195,264

Medical Products — 1.3%
Baxter International, Inc.	230	8,775
Becton Dickinson and Co.	3,816	588,007
Henry Schein, Inc.†	60	9,491
Sonova Holding AG ADR	28,745	727,249
Stryker Corp.	94	8,736
Teleflex, Inc.	5,826	765,828
Varian Medical Systems, Inc.†	4,618	373,134

		2,481,220

Medical-Biomedical/Gene — 0.5%
Alexion Pharmaceuticals, Inc.†	101	19,266
Amgen, Inc.	321	52,108
Biogen, Inc.†	102	31,248
BioMarin Pharmaceutical, Inc.†	88	9,219
Celgene Corp.†	349	41,796
CSL, Ltd. ADR	10,786	413,050
Gilead Sciences, Inc.	3,356	339,594
Illumina, Inc.†	69	13,244
Incyte Corp.†	98	10,628
Regeneron Pharmaceuticals, Inc.†	36	19,543
United Therapeutics Corp.†	43	6,734
Vertex Pharmaceuticals, Inc.†	117	14,722

		971,152

Medical-Drugs — 3.3%
Abbott Laboratories	15,675	703,964
AbbVie, Inc.	3,977	235,597
Allergan PLC†	1,650	515,625
Baxalta, Inc.	231	9,016
Bristol-Myers Squibb Co.	4,364	300,199
Eli Lilly & Co.	395	33,283

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Furiex Pharmaceuticals CVR†(8)(12)	17	$0
GlaxoSmithKline PLC ADR	15,196	613,159
Jazz Pharmaceuticals PLC†	40	5,622
Johnson & Johnson	8,246	847,029
Merck & Co., Inc.	7,384	390,023
Novartis AG ADR	8,744	752,334
Novo Nordisk A/S ADR	10,500	609,840
Pfizer, Inc.	13,720	442,882
Roche Holding AG ADR	25,463	877,710
Zoetis, Inc.	270	12,938

		6,349,221

Medical-Generic Drugs — 0.4%
Mylan NV†	178	9,625
Perrigo Co. PLC	1,719	248,739
Teva Pharmaceutical Industries, Ltd. ADR	6,895	452,588

		710,952

Medical-HMO — 0.0%
Aetna, Inc.	69	7,460
Centene Corp.†	90	5,923
Cigna Corp.	129	18,877
Humana, Inc.	71	12,674
UnitedHealth Group, Inc.	385	45,291

		90,225

Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	5,128	612,745

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	101	10,475
Cardinal Health, Inc.	139	12,408
McKesson Corp.	2,978	587,351

		610,234

Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	3,885	282,245

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,315	150,468

Multimedia — 0.6%
Time Warner, Inc.	170	10,994
Twenty-First Century Fox, Inc., Class A	557	15,128
Viacom, Inc., Class A	222	9,766
Viacom, Inc., Class B	4,242	174,601
Vivendi SA ADR	12,812	273,536
Walt Disney Co.	6,730	707,188

		1,191,213

Networking Products — 0.1%
Cisco Systems, Inc.	7,716	209,528
Palo Alto Networks, Inc.†	44	7,750

		217,278

Non-Ferrous Metals — 0.2%
Cameco Corp.	24,803	305,821

Non-Hazardous Waste Disposal — 0.4%
Waste Connections, Inc.	14,091	793,605

Office Furnishings-Original — 0.2%
HNI Corp.	13,218	476,641

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	4,845	259,450

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 1.1%
BG Group PLC ADR	12,759	$185,261
Cabot Oil & Gas Corp.	315	5,572
California Resources Corp.	1	2
Cimarex Energy Co.	10,636	950,646
Crescent Point Energy Corp.	1,812	21,109
Devon Energy Corp.	2,912	93,184
Energen Corp.	2,925	119,896
Occidental Petroleum Corp.	8,690	587,531
Vermilion Energy, Inc.	2,943	79,993

		2,043,194

Oil Companies-Integrated — 1.2%
Chevron Corp.	7,756	697,730
Exxon Mobil Corp.	10,668	831,570
Marathon Oil Corp.	1,440	18,130
Royal Dutch Shell PLC ADR	14,544	669,606

		2,217,036

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	21,458	855,960
Marathon Petroleum Corp.	10,278	532,811

		1,388,771

Oil-Field Services — 0.4%
Core Laboratories NV	3,285	357,211
Schlumberger, Ltd.	5,179	361,235

		718,446

Paper & Related Products — 0.0%
International Paper Co.	300	11,310

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	296	25,873

Pipelines — 0.6%
EnLink Midstream Partners LP	8,495	140,847
Enterprise Products Partners LP	16,251	415,700
Kinder Morgan, Inc.	11,680	174,266
Magellan Midstream Partners LP	3,815	259,115
Targa Resources Partners LP	5,345	88,353
Williams Cos., Inc.	344	8,841

		1,087,122

Poultry — 0.0%
Sanderson Farms, Inc.	932	72,249

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	663	66,990

Private Equity — 0.1%
KKR & Co. LP	17,585	274,150

Radio — 0.1%
Sirius XM Holdings, Inc.†	28,422	115,678

Real Estate Investment Trusts — 2.9%
Agree Realty Corp.	1,659	56,389
Alexandria Real Estate Equities, Inc.	7,268	656,736
American Capital Agency Corp.	12,787	221,727
American Tower Corp.	161	15,609
Annaly Capital Management, Inc.	26,360	247,257
Colony Capital, Inc.	8,240	160,515
Crown Castle International Corp.	157	13,573
CYS Investments, Inc.	3,079	21,953
Digital Realty Trust, Inc.	17,769	1,343,692
EastGroup Properties, Inc.	1,407	78,243

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
EPR Properties	2,827	$165,238
Equinix, Inc.	38	11,491
Equity LifeStyle Properties, Inc.	203	13,534
Essex Property Trust, Inc.	919	220,018
Extra Space Storage, Inc.	126	11,114
Gramercy Property Trust	15,257	117,786
Hatteras Financial Corp.	3,931	51,693
HCP, Inc.	3,653	139,691
Medical Properties Trust, Inc.	13,302	153,106
Omega Healthcare Investors, Inc.	20,104	703,238
Plum Creek Timber Co., Inc.	4,733	225,859
Simon Property Group, Inc.	115	22,361
Tanger Factory Outlet Centers, Inc.	16,762	548,117
Ventas, Inc.	4,482	252,919
Weyerhaeuser Co.	2,408	72,192

		5,524,051

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	300	10,374
Realogy Holdings Corp.†	154	5,647

		16,021

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	20,218	452,681
Hertz Global Holdings, Inc.†	446	6,347
McGrath RentCorp	1,235	31,110
United Rentals, Inc.†	88	6,383

		496,521

Respiratory Products — 0.0%
ResMed, Inc.	117	6,282

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	95	6,184
Gap, Inc.	212	5,236
L Brands, Inc.	138	13,223
lululemon athletica, Inc.†	7,700	404,019
Ross Stores, Inc.	233	12,538

		441,200

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc.	43	6,472
AutoZone, Inc.†	14	10,387
O’Reilly Automotive, Inc.†	46	11,657

		28,516

Retail-Automobile — 0.1%
CarMax, Inc.†	136	7,340
Copart, Inc.†	5,891	223,917

		231,257

Retail-Building Products — 0.2%
Home Depot, Inc.	3,363	444,757
Lowe’s Cos., Inc.	409	31,100

		475,857

Retail-Discount — 0.5%
Costco Wholesale Corp.	3,988	644,062
Dollar General Corp.	3,115	223,875
Dollar Tree, Inc.†	117	9,035

		876,972

Retail-Drug Store — 0.3%
CVS Health Corp.	5,505	538,224

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Drug Store (continued)
Walgreens Boots Alliance, Inc.	69	$5,876

		544,100

Retail-Gardening Products — 0.0%
Tractor Supply Co.	82	7,011

Retail-Jewelry — 0.1%
Tiffany & Co.	1,678	128,015

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	5,453	271,614
TJX Cos., Inc.	308	21,840

		293,454

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	114	3,988

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	15	7,198
McDonald’s Corp.	349	41,231
Starbucks Corp.	13,722	823,731
Yum! Brands, Inc.	204	14,902

		887,062

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	42,100	719,278

Satellite Telecom — 0.3%
Inmarsat PLC ADR	33,000	563,640

Savings & Loans/Thrifts — 0.4%
Washington Federal, Inc.	32,044	763,609

Security Services — 0.3%
Secom Co., Ltd. ADR	36,741	621,290

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	154	8,519
Linear Technology Corp.	178	7,560
Maxim Integrated Products, Inc.	7,671	291,498
QUALCOMM, Inc.	2,766	138,259
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,343	758,553

		1,204,389

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	27,365	510,905
KLA-Tencor Corp.	117	8,114
Lam Research Corp.	2,937	233,256

		752,275

Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	3,266	189,134

SupraNational Banks — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	27,564	714,735

Telecom Services — 0.2%
BCE, Inc.	8,632	333,368
Consolidated Communications Holdings, Inc.	2,552	53,464

		386,832

Telephone-Integrated — 0.7%
AT&T, Inc.	404	13,901
Telstra Corp., Ltd. ADR	19,181	389,758

Security Description	Shares	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc.	21,508	$994,100

		1,397,759

Television — 0.1%
CBS Corp., Class B	271	12,772
Sinclair Broadcast Group, Inc., Class A	6,023	195,989

		208,761

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	48	9,091

Tobacco — 0.3%
Altria Group, Inc.	759	44,181
Imperial Tobacco Group PLC ADR	3,800	401,850
Philip Morris International, Inc.	319	28,043
Reynolds American, Inc.	350	16,153

		490,227

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,797	308,060

Toys — 0.7%
Hasbro, Inc.	20,616	1,388,694

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	737	24,041

Transport-Marine — 0.2%
Kirby Corp.†	8,802	463,161

Transport-Rail — 0.3%
CSX Corp.	194	5,034
Norfolk Southern Corp.	1,806	152,769
Union Pacific Corp.	5,898	461,224

		619,027

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	107	6,636
Expeditors International of Washington, Inc.	16,182	729,808
United Parcel Service, Inc., Class B	1,789	172,156

		908,600

Veterinary Diagnostics — 0.1%
VCA, Inc.†	3,109	170,995

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	116	9,158

Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	1,093	850,365
Alphabet, Inc., Class C†	303	229,941

		1,080,306

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	138	9,446

X-Ray Equipment — 0.0%
Hologic, Inc.†	215	8,318

Total Common Stocks (cost $100,156,056)		114,952,203

EXCHANGE-TRADED FUNDS — 3.7%
iShares MSCI Emerging Markets Index Fund	118,000	3,798,420
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,357,270

Total Exchange-Traded Funds (cost $8,149,075)		7,155,690

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(3)	$250,000	$265,937
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(3)	250,000	259,688

		525,625

Diversified Banking Institutions — 0.5%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(3)	500,000	508,750
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	500,000	509,000

		1,017,750

Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	250,000	273,437

Total Preferred Securities/Capital Securities (cost $1,770,929)		1,816,812

ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*	200,000	192,192
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	147,644	145,600
AmeriCredit Automobile Receivables Trust Series 2014-2, Class A2A 0.54% due 10/10/2017	29,696	29,678
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.92% due 09/11/2042(5)	300,000	316,621
Cabela’s Credit Card Master Note Trust FRS Series 2014-2, Class A 0.80% due 07/15/2022	250,000	247,822
Capital Auto Receivables Asset Trust Series 2013-1, Class A4 0.97% due 01/22/2018	200,000	199,832
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.57% due 10/25/2035*(6)	6,262	6,265
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.59% due 02/25/2036*(6)	400,000	360,738
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.74% due 07/25/2036*(6)	46,538	46,508
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(6)	1,671	1,688
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	78,090	77,957

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.38% due 05/25/2034(6)	$16,172	$15,209
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(6)	159,514	156,224
DBUBS 2011-LC2 Mortgage Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044*(5)	300,000	323,294
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(5)	300,000	331,155
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.31% due 08/10/2044*(5)	300,000	300,458
GS Mortgage Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(5)	130,000	138,412
GSMSC Pass-Through Trust FRS Series 2009-4R, Class 2A1 0.67% due 12/26/2036*(6)	59,056	58,302
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.74% due 12/26/2037*(6)	131,181	130,384
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 4.94% due 12/15/2046(5)	200,000	215,047
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 0.91% due 09/27/2035	249,719	240,949
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.62% due 07/26/2035*(6)	300,000	286,119
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.90% due 07/25/2035	64,342	64,164
New Residential Mortgage Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(6)	220,290	231,647
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.60% due 08/25/2055(6)	99,583	103,039
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	210,000	209,275
PFS Financing Corp. FRS Series 2013-AA, Class A 0.88% due 02/15/2018*	100,000	99,903
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(6)	38,039	38,444
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	16,420	16,471
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(6)	184,216	178,303

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.06% due 12/16/2030	$170,880	$165,923
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 0.93% due 08/15/2022*	41,683	41,564
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.84% due 11/25/2035	27,974	27,736
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(6)	200,000	201,976
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(5)	200,000	199,193
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 0.75% due 07/22/2019*	342,000	338,202
Wells Fargo Commercial Mortgage Trust VRS Series 2015-C31 VRS 4.61% due 11/15/2048(5)	300,000	281,395
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 1.26% due 10/25/2034(7)	15,785	15,459
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	250,000	249,377
WF-RBS Commercial Mortgage Trust VRS Series 2014-C22 3.91% due 09/15/2057*(5)	160,000	129,079
WF-RBS Commercial Mortgage Trust VRS Series 2013-C14, Class D 4.00% due 06/15/2046*(5)	300,000	269,134
WF-RBS Commercial Mortgage Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(5)	300,000	294,775
WF-RBS Commercial Mortgage Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(5)	300,000	307,668
WF-RBS Commercial Mortgage Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(5)	300,000	292,100
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(5)	415,000	444,512

Total Asset Backed Securities (cost $7,974,786)		8,019,793

U.S. CORPORATE BONDS & NOTES — 15.5%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	231,355

Airlines — 0.4%
Delta Air Lines Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	188,774	211,898

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	$436,328	$458,145

		670,043

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	503,750

Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	264,790
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	255,665

		520,455

Banks-Commercial — 0.1%
KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	248,250

Banks-Super Regional — 0.7%
Bank of America NA FRS Sub. Notes 0.81% due 06/15/2017	250,000	247,986
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	267,290
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	255,116
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	254,049
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	269,631

		1,294,072

Beverages-Non-alcoholic — 0.2%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	450,000	466,875

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	500,000	481,042

Cable/Satellite TV — 0.1%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	250,000	252,997

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	256,875

Casino Services — 0.1%
Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	253,750

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.2%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	$250,000	$225,000
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	230,000

		455,000

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	251,177

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	500,000	487,184

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	506,250
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	255,625

		761,875

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	255,466
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	552,810
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	253,705
Morgan Stanley FRS Senior Notes 1.17% due 01/24/2019	250,000	249,359
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	292,689

		1,604,029

Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	144,000	162,377

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	145,433	162,885

Electric-Integrated — 0.9%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	295,891
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	558,466
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	614,690

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	$250,000	$279,763

		1,748,810

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	600,375

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	234,672

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	253,863

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	505,551

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	221,875

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	260,018

Food-Flour & Grain — 0.3%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	500,000	521,250

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	250,000	252,328

Gambling (Non-Hotel) — 0.3%
Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	505,000

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	535,000

Independent Power Producers — 0.2%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	250,000	185,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	260,625

		445,625

Industrial Gases — 0.1%
Airgas Inc Senior Notes 1.65% due 02/15/2018	250,000	248,915

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	$250,000	$263,783

Insurance-Reinsurance — 0.3%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.62% due 01/12/2018	500,000	498,859

Internet Security — 0.1%
VeriSign, Inc. Senior Note 5.25% due 04/01/2025	250,000	251,250

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	251,774
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	505,421

		757,195

Medical Labs & Testing Services — 0.4%
Roche Holdings, Inc. FRS Company Guar. Notes 0.94% due 09/30/2019*	250,000	247,321
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	500,000	422,500

		669,821

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	249,685
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	260,469
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	252,085
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	270,029

		1,032,268

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	241,860

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	512,500

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	276,384

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	523,750

Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	$500,000	$396,382
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	183,854

		580,236

Oil Companies-Exploration & Production — 0.4%
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	500,000	87,500
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	750,000	262,500
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	182,250
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	250,000	189,375

		721,625

Oil Refining & Marketing — 0.4%
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	253,398
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	257,199
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	250,625

		761,222

Oil-Field Services — 0.2%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	411,250

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	715,312

Pipelines — 0.6%
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020*	250,000	243,427
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045*	250,000	219,470
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	497,061
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	239,759

		1,199,717

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	259,361

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
BioMed Realty LP Company Guar. Notes 2.63% due 05/01/2019	$250,000	$242,920
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	266,219
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	275,756
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	246,063
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	256,800
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	266,488
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	243,373

		2,056,980

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	264,522

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(8)(12)	125,000	13

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	251,270
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	250,000	257,574

		508,844

Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	147,500
Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	750,000	442,500

		590,000

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	500,000	517,500

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	523,750

Telephone-Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	203,750

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	$200,000	$215,458

		419,208

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	255,046

Total U.S. Corporate Bonds & Notes (cost $31,756,243)		29,950,168

FOREIGN CORPORATE BONDS & NOTES — 2.3%
Banks-Commercial — 0.2%
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	256,124

Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	250,000	270,000

Diversified Financial Services — 0.3%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	232,000	232,105
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	413,000	409,555

		641,660

Diversified Minerals — 0.1%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	228,750

Electric-Integrated — 0.2%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	217,187
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	203,544

		420,731

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	242,964

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	801,987

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	500,000	360,000

Pipelines — 0.1%
Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	117,200	123,586

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.25% due 03/01/2021	$1,000,000	$804,890

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	250,000

Total Foreign Corporate Bonds & Notes (cost $4,957,212)		4,400,692

U.S. GOVERNMENT AGENCIES — 10.2%
Federal Home Loan Mtg. Corp. — 3.2%
1.38% due 05/01/2020	750,000	738,428
2.00% due 03/01/2028	251,859	249,713
2.50% due 02/01/2028	203,544	206,959
3.00% due 01/01/2027	210,017	216,819
3.00% due 04/01/2035	75,029	76,662
3.00% due 09/01/2035	99,850	101,836
3.00% due 10/01/2042	274,866	275,120
3.00% due 01/01/2043	239,043	239,203
3.50% due 02/01/2042	237,433	244,762
3.50% due 07/01/2042	149,295	154,005
3.50% due 09/01/2042	102,526	105,728
3.50% due 10/01/2042	158,730	163,891
3.50% due 08/01/2043	255,638	264,144
3.50% due 02/01/2044	230,722	238,380
4.00% due 12/01/2040	307,550	326,258
4.50% due 07/01/2039	143,185	155,371
4.50% due 11/01/2043	159,363	175,453
5.00% due 04/01/2035	81,970	90,392
5.50% due 11/01/2017	10,584	10,914
5.50% due 01/01/2018	9,725	9,897
5.50% due 05/01/2031	36,921	41,111
5.50% due 01/01/2036	62,680	70,606
6.00% due 04/01/2017	5,062	5,167
6.00% due 05/01/2017	8,710	8,905
6.00% due 05/01/2031	17,055	19,468
6.00% due 09/01/2032	9,211	10,351
7.00% due 03/01/2016	688	689
7.00% due 01/01/2032	6,231	6,681
7.50% due 12/01/2030	27,918	30,227
7.50% due 01/01/2031	28,140	31,325
7.50% due 02/01/2031	2,389	2,686
Federal Home Loan Mtg. Corp. REMIC
Series 4350, Class AS
2.10% due 12/15/2037 VRS(6)(10)	1,505,977	112,919
Series 4127, Class EJ
2.50% due 11/15/2032(6)	154,351	151,424
Series 4033, Class ED
2.50% due 10/15/2036(6)	260,044	263,064
Series 4097, Class HI
3.00% due 08/15/2027(6)(10)	1,196,924	132,853
Series 4206, Class NY
3.00% due 05/15/2033(6)	300,000	295,169
Series 4121, Class HI
3.50% due 10/15/2027(10)	930,152	107,846
Series 4343, Class DI
3.50% due 08/15/2040(6)(10)	510,118	51,154
Series 4121, Class UI
3.50% due 10/15/2042(6)(10)	616,133	122,525
Series 3924, Class LB
4.00% due 05/15/2039(6)	200,000	208,405

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4135, Class DI
4.00% due 11/15/2042(6)(10)	$403,825	$71,395
Federal Home Loan Mtg. Corp. STRIPS VRS
1.95% due 10/15/2037(6)(10)	3,019,277	205,547
2.02% due 02/15/2038(6)(10)	3,039,398	218,851

		6,212,303

Federal National Mtg. Assoc. — 4.6%
1.75% due 09/12/2019	200,000	201,055
2.00% due 10/01/2027	264,314	262,100
2.50% due 06/01/2027	375,815	381,892
2.50% due 07/01/2028	234,814	235,694
3.00% due 04/01/2027	61,492	63,674
3.00% due 05/01/2029	80,855	83,593
3.00% due 10/01/2042	154,018	154,997
3.00% due 11/01/2042	250,031	251,620
3.00% due 12/01/2042	155,225	156,065
3.00% due 02/01/2043	365,545	367,682
3.00% due 04/01/2043	208,599	208,242
3.50% due 03/01/2042	206,829	213,908
3.50% due 07/01/2042	117,889	121,913
3.50% due 09/01/2042	168,994	175,059
3.50% due 11/01/2042	230,042	238,448
3.50% due 02/01/2043	79,109	82,255
3.50% due 11/01/2044	185,347	192,504
3.50% due 03/01/2045	188,571	195,152
3.50% due 06/01/2045	95,838	99,539
3.50% due 09/01/2045	98,189	101,662
4.00% due 09/01/2040	226,029	240,585
4.00% due 12/01/2040	179,663	191,696
4.00% due 01/01/2041	252,332	267,706
4.00% due 02/01/2041	129,295	137,129
4.00% due 11/01/2041	146,882	155,910
4.00% due 08/01/2043	406,703	435,958
4.00% due 10/01/2043	82,991	88,597
4.00% due 04/01/2044	86,705	92,824
4.00% due 08/01/2044	178,612	191,267
4.00% due 10/01/2044	258,382	274,777
4.00% due 09/01/2045	98,590	105,576
4.50% due 10/01/2039	227,983	250,748
4.50% due 09/01/2043	496,286	547,333
4.50% due 05/01/2044	174,206	188,840
4.50% due 07/01/2044	85,069	92,595
5.00% due 05/01/2033	73,023	82,127
5.00% due 02/01/2040	203,855	229,907
5.00% due 07/01/2041	336,249	377,892
6.00% due 08/01/2018	1,337	1,509
6.00% due 05/01/2031	8,808	10,025
6.00% due 08/01/2031	80,309	91,545
6.00% due 04/01/2032	23,661	27,013
6.50% due 06/01/2019	5,521	6,310
6.50% due 09/01/2024	18,194	20,793
6.50% due 09/01/2025	3,094	3,536
6.50% due 11/01/2025	6,175	7,057
6.50% due 05/01/2026	11,704	13,376
6.50% due 11/01/2027	470	536
6.50% due 01/01/2032	3,432	3,922
7.00% due 04/01/2016	222	222
7.00% due 05/01/2029	6,047	6,929
7.00% due 09/01/2029	6,783	7,033
7.00% due 01/01/2031	3,855	4,303
7.50% due 01/01/2031	10,639	11,663

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
7.50% due 02/01/2031	$1,488	$1,542
8.00% due 01/01/2016	15	15
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(6)	72,450	71,306
Series 2013-2, Class BI
2.50% due 02/25/2028(6)(10)	658,052	61,478
Series 2012-16, Class GC
2.50% due 11/25/2041(6)	116,773	117,374
Series 2012-141, Class PB
2.50% due 12/25/2042(6)	200,000	181,038
Series 2015-28, Class PA
2.50% due 06/25/2044(6)	90,431	90,743
Series 2012-149, Class IC
3.50% due 01/25/2028(6)(10)	544,509	63,886
Series 2012-125, Class IG
3.50% due 11/25/2042(6)(10)	544,210	101,194
Series 2002-16, Class TM
7.00% due 04/25/2032(6)	122,031	138,848

		8,781,717

Government National Mtg. Assoc. — 2.4%
Series 2014-135, Class IO
0.91% due 01/16/2056 VRS(5)(10)	830,614	57,499
Series 2015-130, Class AE
2.63% due 09/16/2055 VRS(5)	59,798	59,147
0.67% due 05/16/2054 VRS(5)(10)	1,862,302	92,841
3.00% due 11/15/2042	269,158	273,821
3.00% due 02/15/2043	247,476	252,544
3.50% due 09/15/2042	206,644	215,315
3.50% due 01/15/2044	141,849	148,516
4.00% due 10/20/2044	226,663	242,590
4.50% due 05/15/2039	68,158	73,643
4.50% due 10/15/2039	135,485	148,019
5.00% due 02/15/2040	96,891	107,252
5.50% due 07/20/2033	127,724	142,632
6.00% due 05/20/2032	32,041	36,832
6.00% due 07/20/2033	83,998	95,071
6.50% due 12/15/2023	19,063	21,810
6.50% due 03/20/2027	1,085	1,243
6.50% due 04/20/2027	7,581	8,679
7.00% due 12/15/2022	2,895	2,928
7.00% due 05/15/2023	523	525
7.00% due 06/15/2023	1,219	1,230
7.00% due 12/15/2023	3,638	4,096
7.00% due 04/15/2028	10,868	11,275
7.50% due 08/15/2030	13,663	14,026
7.50% due 09/15/2030	4,408	4,625
7.50% due 11/15/2030	18,357	19,604
7.50% due 01/15/2031	11,793	13,401
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO
0.48% due 05/16/2053 VRS(5)(10)	1,014,559	48,035
Series 2012-125, Class IO
0.57% due 02/16/2053 VRS(5)(10)	1,520,516	69,552
Series 2012-44, Class IO
0.69% due 03/16/2049 VRS(5)(10)	1,018,865	40,998
Series 2013-57, Class IO
0.77% due 06/16/2054 VRS(5)(10)	2,813,763	127,763
Series 2013-74, Class IO
0.78% due 12/16/2053 VRS(5)(10)	1,914,641	110,862

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2012-131, Class IO
0.80% due 02/16/2053 VRS(5)(10)	$1,729,310	$114,505
Series 2013-101, Class IO
0.84% due 10/16/2054 VRS(5)(10)	2,703,477	131,518
Series 2012-139, Class IO
0.88% due 02/16/2053 VRS(5)(10)	2,361,625	154,025
Series 2013-80, Class IO
0.88% due 03/16/2052 VRS(5)(10)	2,616,999	191,460
Series 2013-13, Class IO
0.95% due 07/16/2047 VRS(5)(10)	1,417,694	94,114
Series 2013-68, Class IO
0.96% due 02/16/2046 VRS(5)(10)	1,316,817	80,320
Series 2015-7, Class IO
0.96% due 01/16/2057 VRS(5)(10)	1,070,094	85,493
Series 2013-30, Class IO
0.96% due 09/16/2053 VRS(5)(10)	1,830,491	115,046
Series 2013-40, Class IO
1.02% due 06/16/2054 VRS(5)(10)	2,122,367	132,066
Series 2014-70, Class IO
1.22% due 03/16/2049 VRS(5)(10)	2,460,691	153,696
Series 2014-92, Class AB
1.78% due 06/16/2040(5)	91,104	92,217
Series 2015-32, Class HG
3.00% due 09/16/2049 VRS(5)	121,608	115,236
Series 2015-63, Class ZB
3.25% due 05/20/2045(6)	81,697	83,464
Series 2011-27, Class CB
3.49% due 07/16/2045 VRS(5)	233,873	239,824
Series 2012-3, Class LA
3.50% due 03/20/2038(6)	204,928	213,895
Series 2015-20, Class LZ
3.50% due 04/16/2044(6)	237,342	233,447
Series 2002-70, Class PA
4.50% due 08/20/2032(6)	5,657	5,775

		4,682,475

Total U.S. Government Agencies (cost $19,868,302)		19,676,495

U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Bonds — 0.3%
3.00% due 11/15/2044	250,000	249,092
4.25% due 11/15/2040	100,000	123,629
5.25% due 11/15/2028	150,000	195,978

		568,699

United States Treasury Notes — 0.1%
3.13% due 05/15/2021	100,000	106,352

Total U.S. Government Treasuries (cost $713,210)		675,051

LOANS(7)(9)(11) — 0.2%
Oil & Gas Drilling — 0.2%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	247,468	96,307
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	493,750	232,371

Total Loans (cost $693,757)		328,678

Total Long-Term Investment Securities (cost $176,039,570)		186,975,582

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2015, to be repurchased 01/04/2016 in the amount $4,718,005 collateralized by $4,465,000 of United States Treasury Notes, bearing interest at 3.12% due 05/15/2021 and having an approximate value of $4,816,619 (cost $4,718,000)	$4,718,000	$4,718,000

TOTAL INVESTMENTS (cost $180,757,570)(4)	99.4%	191,693,582
Other assets less liabilities	0.6	1,186,371

NET ASSETS	100.0%	$192,879,953

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $10,831,148 representing 5.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $283,476 representing 0.1% securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(3)	Perpetual maturity—maturity date reflects the next call date.
(4)	See Note 6 for cost of investments on a tax basis.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	Interest Only
(11)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $13.00 representing 0.0% of net assets.

ADR — American Depositary Receipt

BR — Bearer Shares

BTL — Bank Term Loan

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$5,895	$353,459		$—	$359,354
Medical-Drugs	6,349,221	—		0	6,349,221
Other Industries	107,960,152	283,476	**	—	108,243,628
Exchange-Traded Funds	7,155,690	—		—	7,155,690
Preferred Securities/Capital Securities	—	1,816,812		—	1,816,812
Asset Backed Securities	—	8,019,793		—	8,019,793
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—		13	13
Other Industries	—	29,950,155		—	29,950,155
Foreign Corporate Bonds & Notes	—	4,400,692		—	4,400,692
U.S. Government Agencies	—	19,676,495		—	19,676,495
U.S. Government Treasuries	—	675,051		—	675,051
Loans	—	328,678		—	328,678
Repurchase Agreements	—	4,718,000		—	4,718,000

Total Investments at Value	$121,470,958	$70,222,611		$13	$191,693,582

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

33

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	7.1%
Diversified Banking Institutions	5.8
Exchange-Traded Funds	4.7
Applications Software	4.4
Web Portals/ISP	3.5
Retail-Drug Store	3.3
Computer Services	2.9
Retail-Discount	2.9
Commercial Services-Finance	2.8
Insurance-Multi-line	2.7
E-Commerce/Products	2.6
Oil Companies-Exploration & Production	2.4
Repurchase Agreements	2.4
Computers	2.3
Medical-Biomedical/Gene	2.1
Food-Misc./Diversified	2.1
Medical-HMO	1.9
Coatings/Paint	1.9
Finance-Credit Card	1.8
Tobacco	1.7
Electric-Integrated	1.7
Retail-Building Products	1.7
Banks-Super Regional	1.6
Diversified Manufacturing Operations	1.6
Cosmetics & Toiletries	1.5
Beverages-Non-alcoholic	1.5
Retail-Restaurants	1.4
Networking Products	1.4
Retail-Apparel/Shoe	1.3
Multimedia	1.2
Chemicals-Diversified	1.1
Medical-Wholesale Drug Distribution	1.1
Insurance-Life/Health	1.1
Instruments-Controls	1.1
Medical Instruments	1.1
Hotels/Motels	1.0
Telephone-Integrated	0.9
Retail-Arts & Crafts	0.9
Containers-Metal/Glass	0.9
Machinery-General Industrial	0.9
Data Processing/Management	0.9
Medical Information Systems	0.9
Internet Content-Entertainment	0.8
Electronic Components-Semiconductors	0.8
Advertising Services	0.7
Oil-Field Services	0.7
Entertainment Software	0.7
Oil Refining & Marketing	0.7
Transport-Truck	0.7
Consulting Services	0.7
Investment Management/Advisor Services	0.6
Rental Auto/Equipment	0.6
Cable/Satellite TV	0.6
Electric Products-Misc.	0.6
Aerospace/Defense	0.6
Casino Hotels	0.6
Computers-Integrated Systems	0.6
Building & Construction Products-Misc.	0.5
Oil Companies-Integrated	0.5

Real Estate Investment Trusts	0.4%
Human Resources	0.4

99.9%

*	Calculated as a percentage of net assets

34

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.8%
Advertising Services — 0.7%
Nielsen Holdings PLC	32,240	$1,502,384

Aerospace/Defense — 0.6%
TransDigm Group, Inc.†	5,205	1,189,082

Applications Software — 4.4%
Intuit, Inc.	8,243	795,449
Microsoft Corp.	123,137	6,831,641
Salesforce.com, Inc.†	15,120	1,185,408

		8,812,498

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	34,450	3,283,430

Beverages-Non-alcoholic — 1.5%
Monster Beverage Corp.†	19,755	2,942,705

Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	19,450	1,079,475

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	22,490	1,269,111

Casino Hotels — 0.6%
Wynn Resorts, Ltd.	17,053	1,179,897

Chemicals-Diversified — 1.1%
Dow Chemical Co.	43,498	2,239,277

Coatings/Paint — 1.9%
Sherwin-Williams Co.	8,015	2,080,694
Valspar Corp.	21,161	1,755,305

		3,835,999

Commercial Services-Finance — 2.8%
Automatic Data Processing, Inc.	25,710	2,178,151
Equifax, Inc.	19,664	2,189,980
McGraw Hill Financial, Inc.	12,860	1,267,739

		5,635,870

Computer Services — 2.9%
Accenture PLC, Class A	23,250	2,429,625
Cognizant Technology Solutions Corp., Class A†	33,163	1,990,443
Genpact, Ltd.†	56,600	1,413,868

		5,833,936

Computers — 2.3%
Apple, Inc.	43,140	4,540,916

Computers-Integrated Systems — 0.6%
NetScout Systems, Inc.†	37,770	1,159,539

Consulting Services — 0.7%
Verisk Analytics, Inc.†	17,440	1,340,787

Containers-Metal/Glass — 0.9%
Crown Holdings, Inc.†	35,880	1,819,116

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	34,770	3,061,846

Data Processing/Management — 0.9%
Jack Henry & Associates, Inc.	22,766	1,777,114

Diversified Banking Institutions — 5.8%
Bank of America Corp.	215,250	3,622,657
Citigroup, Inc.	72,465	3,750,064
JPMorgan Chase & Co.	66,205	4,371,516

		11,744,237

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 1.6%
Eaton Corp. PLC	19,440	$1,011,657
Illinois Tool Works, Inc.	23,235	2,153,420

		3,165,077

E-Commerce/Products — 2.6%
Amazon.com, Inc.†	7,690	5,197,594

Electric Products-Misc. — 0.6%
AMETEK, Inc.	23,555	1,262,312

Electric-Integrated — 1.7%
American Electric Power Co., Inc.	27,535	1,604,465
NextEra Energy, Inc.	12,220	1,269,536
Pinnacle West Capital Corp.	7,880	508,102

		3,382,103

Electronic Components-Semiconductors — 0.8%
Avago Technologies, Ltd.	10,820	1,570,523

Entertainment Software — 0.7%
Activision Blizzard, Inc.	36,459	1,411,328

Finance-Credit Card — 1.8%
Alliance Data Systems Corp.†	5,720	1,581,980
MasterCard, Inc., Class A	21,750	2,117,580

		3,699,560

Food-Misc./Diversified — 2.1%
Mondelez International, Inc., Class A	92,530	4,149,045

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	97,890	2,094,846

Human Resources — 0.4%
Team Health Holdings, Inc.†	17,730	778,170

Instruments-Controls — 1.1%
Honeywell International, Inc.	20,479	2,121,010

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	26,165	2,130,093

Insurance-Multi-line — 2.7%
ACE, Ltd.	19,520	2,280,912
MetLife, Inc.	34,945	1,684,699
XL Group PLC	39,080	1,531,154

		5,496,765

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	16,010	1,675,607

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	3,810	1,297,381

Machinery-General Industrial — 0.9%
Middleby Corp.†	16,656	1,796,683

Medical Information Systems — 0.9%
Cerner Corp.†	28,860	1,736,506

Medical Instruments — 1.1%
Medtronic PLC	27,517	2,116,608

Medical-Biomedical/Gene — 2.1%
Biogen, Inc.†	3,065	938,963
Gilead Sciences, Inc.	14,392	1,456,327
Regeneron Pharmaceuticals, Inc.†	3,351	1,819,157

		4,214,447

Medical-Drugs — 7.1%
Alkermes PLC†	12,540	995,425
Allergan PLC†	12,590	3,934,375
Bristol-Myers Squibb Co.	49,510	3,405,793

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Eli Lilly & Co.	26,646	$2,245,192
Merck & Co., Inc.	69,720	3,682,611

		14,263,396

Medical-HMO — 1.9%
Aetna, Inc.	10,600	1,146,072
UnitedHealth Group, Inc.	23,215	2,731,013

		3,877,085

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	10,945	2,158,682

Multimedia — 1.2%
Twenty-First Century Fox, Inc., Class A	86,490	2,349,068

Networking Products — 1.4%
Cisco Systems, Inc.	101,517	2,756,694

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	19,135	929,578
Concho Resources, Inc.†	12,902	1,198,080
EOG Resources, Inc.	17,250	1,221,128
Pioneer Natural Resources Co.	9,502	1,191,361
Southwestern Energy Co.†	51,629	367,082

		4,907,229

Oil Companies-Integrated — 0.5%
Exxon Mobil Corp.	12,940	1,008,673

Oil Refining & Marketing — 0.7%
Phillips 66	16,970	1,388,146

Oil-Field Services — 0.7%
Halliburton Co.	43,239	1,471,856

Real Estate Investment Trusts — 0.4%
American Capital Agency Corp.	45,700	792,438

Rental Auto/Equipment — 0.6%
Hertz Global Holdings, Inc.†	90,636	1,289,750

Retail-Apparel/Shoe — 1.3%
Ross Stores, Inc.	49,228	2,648,959

Retail-Arts & Crafts — 0.9%
Michaels Cos., Inc.†	82,460	1,823,191

Retail-Building Products — 1.7%
Lowe’s Cos., Inc.	43,980	3,344,239

Retail-Discount — 2.9%
Costco Wholesale Corp.	21,935	3,542,503
Dollar Tree, Inc.†	29,560	2,282,623

		5,825,126

Retail-Drug Store — 3.3%
CVS Health Corp.	41,286	4,036,532
Walgreens Boots Alliance, Inc.	31,219	2,658,454

		6,694,986

Retail-Restaurants — 1.4%
Starbucks Corp.	46,780	2,808,203

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†(1)(4)	147	0

Telephone-Integrated — 0.9%
AT&T, Inc.	55,600	1,913,196

Security Description	Shares/ Principal Amount	Value (Note 2)
Tobacco — 1.7%
Altria Group, Inc.	59,180	$3,444,868

Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	18,340	1,345,422

Web Portals/ISP — 3.5%
Alphabet, Inc., Class A†	5,277	4,105,559
Alphabet, Inc., Class C†	3,828	2,904,992

		7,010,551

Total Common Stocks (cost $163,863,473)		186,664,635

EXCHANGE-TRADED FUNDS — 4.7%
SPDR S&P 500 ETF Trust, Series 1 (cost $9,716,539)	46,560	9,493,118

Total Long-Term Investment Securities (cost $173,580,012)		196,157,753

REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$790,000	790,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	1,160,000	1,160,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,150,000	1,150,000
Deutsche Bank AG Joint Repurchase Agreement(2)	510,000	510,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	1,150,000	1,150,000

Total Repurchase Agreements (cost $4,760,000)		4,760,000

TOTAL INVESTMENTS (cost $178,340,012)(3)	99.9%	200,917,753
Other assets less liabilities	0.1	264,091

NET ASSETS	100.0%	$201,181,844

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 2.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
(4)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
ETF—Exchanged-Traded	Fund

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	186,664,635	—	—	186,664,635
Exchange-Traded Funds	9,493,118	—	—	9,493,118
Repurchase Agreements	—	4,760,000	—	4,760,000

Total Investments at Value	$196,157,753	$4,760,000	$0	$200,917,753

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the end of the period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

37

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	7.3%
Medical-Biomedical/Gene	4.4
Diversified Banking Institutions	4.3
Applications Software	2.8
Oil Companies-Exploration & Production	2.7
Computer Services	2.1
Insurance-Multi-line	2.0
Transport-Rail	1.9
Insurance-Life/Health	1.9
Transport-Services	1.8
Web Portals/ISP	1.7
Exchange-Traded Funds	1.7
Networking Products	1.7
Beverages-Non-alcoholic	1.7
E-Commerce/Services	1.7
Real Estate Investment Trusts	1.6
Electric-Integrated	1.6
Banks-Super Regional	1.5
Retail-Discount	1.4
Commercial Services-Finance	1.4
Repurchase Agreements	1.3
Cosmetics & Toiletries	1.3
Insurance Brokers	1.3
Audio/Video Products	1.3
Retail-Building Products	1.3
Investment Management/Advisor Services	1.2
Instruments-Controls	1.2
Medical-Wholesale Drug Distribution	1.1
Casino Hotels	1.1
Electronic Components-Semiconductors	1.1
Retail-Major Department Stores	1.1
Medical-Generic Drugs	1.1
Wire & Cable Products	1.0
Banks-Commercial	1.0
Medical Products	1.0
Oil Companies-Integrated	1.0
E-Commerce/Products	1.0
Medical Labs & Testing Services	1.0
Finance-Credit Card	1.0
Medical-HMO	1.0
Web Hosting/Design	0.9
Retail-Restaurants	0.9
Industrial Gases	0.9
Schools	0.9
E-Services/Consulting	0.9
Internet Security	0.8
Medical Information Systems	0.8
Aerospace/Defense-Equipment	0.8
Insurance-Property/Casualty	0.8
Decision Support Software	0.8
Internet Content-Entertainment	0.8
Electronic Forms	0.8
Steel-Producers	0.8
Retail-Apparel/Shoe	0.7
Entertainment Software	0.7
Electronic Connectors	0.7
Multimedia	0.7
Retail-Arts & Crafts	0.7
Medical Instruments	0.7
Computer Software	0.7
Computers	0.6
Dental Supplies & Equipment	0.6

Enterprise Software/Service	0.6%
Building-Residential/Commercial	0.6
Retail-Automobile	0.6
Finance-Consumer Loans	0.6
Telephone-Integrated	0.5
Chemicals-Diversified	0.5
Airlines	0.5
Television	0.5
Aerospace/Defense	0.5
Diversified Manufacturing Operations	0.5
Apparel Manufacturers	0.5
Finance-Investment Banker/Broker	0.5
Telecommunication Equipment	0.5
Retail-Auto Parts	0.5
Banks-Fiduciary	0.5
Oil & Gas Drilling	0.5
Oil-Field Services	0.4
Tobacco	0.4
Medical-Hospitals	0.3
Human Resources	0.3
Computers-Memory Devices	0.3
Building-Mobile Home/Manufactured Housing	0.3
Cable/Satellite TV	0.2
Oil Refining & Marketing	0.2
Physicians Practice Management	0.2
Chemicals-Specialty	0.2
Building Products-Wood	0.2
Office Furnishings-Original	0.2
Building Products-Doors & Windows	0.2
Appliances	0.2
Power Converter/Supply Equipment	0.2
Containers-Paper/Plastic	0.2
Cellular Telecom	0.2
Footwear & Related Apparel	0.2
Distribution/Wholesale	0.2
Security Services	0.2
Oil Field Machinery & Equipment	0.1
Consulting Services	0.1
Metal-Aluminum	0.1

100.1%

*	Calculated as a percentage of net assets

38

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	15,550	$3,376,682

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	54,284	5,215,064

Airlines — 0.5%
Alaska Air Group, Inc.	42,624	3,431,658

Apparel Manufacturers — 0.5%
Global Brands Group Holding, Ltd.†(1)	7,624,000	1,440,117
Ralph Lauren Corp.	17,000	1,895,160

		3,335,277

Appliances — 0.2%
Electrolux AB, Series B(1)	48,658	1,167,929

Applications Software — 2.8%
Microsoft Corp.	103,861	5,762,208
Salesforce.com, Inc.†	60,036	4,706,823
ServiceNow, Inc.†	53,743	4,651,994
Verint Systems, Inc.†	68,700	2,786,472

		17,907,497

Audio/Video Products — 1.3%
Harman International Industries, Inc.	89,215	8,404,945

Banks-Commercial — 1.0%
M&T Bank Corp.	55,460	6,720,643

Banks-Fiduciary — 0.5%
Northern Trust Corp.	43,800	3,157,542

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	104,593	9,968,759

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	129,802	5,576,294
Monster Beverage Corp.†	36,491	5,435,699

		11,011,993

Building Products-Doors & Windows — 0.2%
Sanwa Holdings Corp.(1)	147,600	1,169,489

Building Products-Wood — 0.2%
Norbord, Inc.	62,900	1,225,089

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	31,400	1,763,110

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	123,875	3,967,716

Cable/Satellite TV — 0.2%
Sky PLC(1)	92,483	1,513,109

Casino Hotels — 1.1%
Las Vegas Sands Corp.	148,137	6,494,326
Sands China, Ltd.(1)	205,600	692,771

		7,187,097

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	29,364	1,148,720

Chemicals-Diversified — 0.5%
Celanese Corp., Series A	34,473	2,321,067
Huntsman Corp.	99,715	1,133,760

		3,454,827

Security Description	Shares	Value (Note 2)

Chemicals-Specialty — 0.2%
Cabot Corp.	23,161	$946,822
Chemours Co.	62,000	332,320

		1,279,142

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	40,657	3,444,461
Equifax, Inc.	47,443	5,283,727

		8,728,188

Computer Services — 2.1%
Accenture PLC, Class A	39,373	4,114,478
Cognizant Technology Solutions Corp., Class A†	53,695	3,222,774
Genpact, Ltd.†	237,310	5,928,004

		13,265,256

Computer Software — 0.7%
Akamai Technologies, Inc.†	79,804	4,200,085

Computers — 0.6%
Apple, Inc.	39,770	4,186,190

Computers-Memory Devices — 0.3%
Western Digital Corp.	30,265	1,817,413

Consulting Services — 0.1%
FTI Consulting, Inc.†	23,800	824,908

Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	25,800	1,153,002

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	63,136	4,206,120
Estee Lauder Cos., Inc., Class A	48,792	4,296,624

		8,502,744

Decision Support Software — 0.8%
MSCI, Inc.	69,022	4,978,557

Dental Supplies & Equipment — 0.6%
DENTSPLY International, Inc.	66,155	4,025,532

Distribution/Wholesale — 0.2%
WESCO International, Inc.†	23,743	1,037,094

Diversified Banking Institutions — 4.3%
Bank of America Corp.	270,284	4,548,880
Citigroup, Inc.	204,106	10,562,485
Goldman Sachs Group, Inc.	8,594	1,548,897
JPMorgan Chase & Co.	163,398	10,789,170

		27,449,432

Diversified Manufacturing Operations — 0.5%
Eaton Corp. PLC	48,519	2,524,929
Sulzer AG(1)	8,872	834,300

		3,359,229

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	9,570	6,468,267

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	4,700	5,992,265
TripAdvisor, Inc.†	57,100	4,867,775

		10,860,040

E-Services/Consulting — 0.9%
CDW Corp.	132,146	5,555,418

39

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric-Integrated — 1.6%
Exelon Corp.	131,255	$3,644,951
OGE Energy Corp.	72,300	1,900,767
PG&E Corp.	84,136	4,475,194

		10,020,912

Electronic Components-Semiconductors — 1.1%
Samsung Electronics Co., Ltd.(1)	957	1,021,915
Silicon Motion Technology Corp. ADR	29,984	940,298
Skyworks Solutions, Inc.	38,072	2,925,072
Synaptics, Inc.†	27,900	2,241,486

		7,128,771

Electronic Connectors — 0.7%
Amphenol Corp., Class A	89,340	4,666,228

Electronic Forms — 0.8%
Adobe Systems, Inc.†	52,344	4,917,195

Enterprise Software/Service — 0.6%
Workday, Inc., Class A†	50,024	3,985,912

Entertainment Software — 0.7%
Activision Blizzard, Inc.	122,712	4,750,182

Finance-Consumer Loans — 0.6%
PRA Group, Inc.†	104,900	3,638,981

Finance-Credit Card — 1.0%
American Express Co.	59,017	4,104,632
Blackhawk Network Holdings, Inc.†	50,810	2,246,310

		6,350,942

Finance-Investment Banker/Broker — 0.5%
Raymond James Financial, Inc.	56,319	3,264,812

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	23,800	1,123,360

Human Resources — 0.3%
TriNet Group, Inc.†	104,900	2,029,815

Industrial Gases — 0.9%
Praxair, Inc.	55,549	5,688,218

Instruments-Controls — 1.2%
Honeywell International, Inc.	40,935	4,239,638
Mettler-Toledo International, Inc.†	9,512	3,225,805

		7,465,443

Insurance Brokers — 1.3%
Arthur J. Gallagher & Co.	86,233	3,530,379
Marsh & McLennan Cos., Inc.	88,703	4,918,581

		8,448,960

Insurance-Life/Health — 1.9%
Lincoln National Corp.	54,990	2,763,797
Principal Financial Group, Inc.	87,020	3,914,160
Torchmark Corp.	44,631	2,551,108
Unum Group	85,200	2,836,308

		12,065,373

Insurance-Multi-line — 2.0%
ACE, Ltd.	47,965	5,604,710
MetLife, Inc.	149,093	7,187,774

		12,792,484

Insurance-Property/Casualty — 0.8%
Markel Corp.†	5,760	5,088,096

Security Description	Shares	Value (Note 2)

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	47,295	$4,949,895

Internet Security — 0.8%
VeriSign, Inc.†	61,370	5,361,283

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	13,845	1,473,385
BlackRock, Inc.	12,803	4,359,678
Waddell & Reed Financial, Inc., Class A	61,569	1,764,567

		7,597,630

Medical Information Systems — 0.8%
Everyday Health, Inc.†	188,681	1,135,860
IMS Health Holdings, Inc.†	164,758	4,196,386

		5,332,246

Medical Instruments — 0.7%
Medtronic PLC	55,197	4,245,753

Medical Labs & Testing Services — 1.0%
ICON PLC†	82,800	6,433,560

Medical Products — 1.0%
Becton Dickinson and Co.	27,962	4,308,665
Zimmer Biomet Holdings, Inc.	22,700	2,328,793

		6,637,458

Medical-Biomedical/Gene — 4.4%
Amgen, Inc.	22,060	3,581,000
Biogen, Inc.†	14,584	4,467,808
Celgene Corp.†	25,300	3,029,928
Gilead Sciences, Inc.	57,295	5,797,681
Incyte Corp.†	36,761	3,986,731
Regeneron Pharmaceuticals, Inc.†	7,026	3,814,205
Vertex Pharmaceuticals, Inc.†	31,598	3,975,976

		28,653,329

Medical-Drugs — 7.3%
Alkermes PLC†	67,546	5,361,802
Allergan PLC†	16,140	5,043,750
AstraZeneca PLC ADR	54,920	1,864,534
Bristol-Myers Squibb Co.	193,634	13,320,083
Johnson & Johnson	41,558	4,268,838
Merck & Co., Inc.	242,031	12,784,077
Roche Holding AG(1)	10,719	2,954,029
TESARO, Inc.†	20,801	1,088,308

		46,685,421

Medical-Generic Drugs — 1.1%
Mylan NV†	96,727	5,230,029
Perrigo Co. PLC	11,462	1,658,551

		6,888,580

Medical-HMO — 1.0%
Cigna Corp.	14,400	2,107,152
UnitedHealth Group, Inc.	34,223	4,025,994

		6,133,146

Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	17,130	2,046,864

Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	81,026	7,233,191

Metal-Aluminum — 0.1%
Constellium NV, Class A†	73,823	568,437

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 0.7%
Markit Ltd†	80,700	$2,434,719
Quebecor, Inc., Class B	79,000	1,934,321

		4,369,040

Networking Products — 1.7%
Cisco Systems, Inc.	411,656	11,178,519

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	42,525	1,220,467

Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.	147,423	1,508,137
Helmerich & Payne, Inc.	26,178	1,401,832

		2,909,969

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	47,347	2,300,117
Canadian Natural Resources, Ltd.	100,139	2,186,034
Cobalt International Energy, Inc.†	150,352	811,901
Diamondback Energy, Inc.†	32,695	2,187,296
Pioneer Natural Resources Co.	39,974	5,011,940
QEP Resources, Inc.	70,210	940,814
Southwestern Energy Co.†	461,757	3,283,092
Whiting Petroleum Corp.†	55,800	526,752

		17,247,946

Oil Companies-Integrated — 1.0%
Imperial Oil, Ltd.	172,804	5,619,586
Marathon Oil Corp.	77,400	974,466

		6,594,052

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	26,316	881,323

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	36,074	1,438,992

Oil-Field Services — 0.4%
Halliburton Co.	81,073	2,759,725
Trican Well Service, Ltd.†	130,000	60,129

		2,819,854

Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	51,000	1,324,470

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	39,093	1,163,799

Real Estate Investment Trusts — 1.6%
American Tower Corp.	34,477	3,342,545
AvalonBay Communities, Inc.	12,151	2,237,364
Columbia Property Trust, Inc.	89,070	2,091,364
Host Hotels & Resorts, Inc.	65,400	1,003,236
Weyerhaeuser Co.	48,721	1,460,655

		10,135,164

Retail-Apparel/Shoe — 0.7%
L Brands, Inc.	40,594	3,889,717
Vera Bradley, Inc.†	54,735	862,624

		4,752,341

Retail-Arts & Crafts — 0.7%
Michaels Cos., Inc.†	195,900	4,331,349

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	21,200	3,190,812

Security Description	Shares	Value (Note 2)

Retail-Automobile — 0.6%
CarMax, Inc.†	72,419	$3,908,453

Retail-Building Products — 1.3%
Home Depot, Inc.	30,460	4,028,335
Lowe’s Cos., Inc.	54,604	4,152,088

		8,180,423

Retail-Discount — 1.4%
Costco Wholesale Corp.	24,550	3,964,825
Dollar Tree, Inc.†	52,675	4,067,563
Tuesday Morning Corp.†	130,900	850,850

		8,883,238

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	99,735	7,072,209

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	1,580	758,163
McDonald’s Corp.	43,201	5,103,766

		5,861,929

Schools — 0.9%
American Public Education, Inc.†	110,468	2,055,809
Grand Canyon Education, Inc.†	90,424	3,627,811

		5,683,620

Security Services — 0.2%
LifeLock, Inc.†	71,700	1,028,895

Steel-Producers — 0.8%
Nucor Corp.	22,600	910,780
Reliance Steel & Aluminum Co.	68,538	3,969,036

		4,879,816

Telecommunication Equipment — 0.5%
ARRIS Group, Inc.†	104,750	3,202,207

Telephone-Integrated — 0.5%
Verizon Communications, Inc.	75,981	3,511,842

Television — 0.5%
CBS Corp., Class B	72,345	3,409,620

Tobacco — 0.4%
British American Tobacco PLC(1)	43,759	2,430,333

Transport-Rail — 1.9%
Canadian National Railway Co.	72,000	4,024,861
CSX Corp.	75,200	1,951,440
Genesee & Wyoming, Inc., Class A†	37,300	2,002,637
Norfolk Southern Corp.	14,900	1,260,391
Union Pacific Corp.	41,515	3,246,473

		12,485,802

Transport-Services — 1.8%
FedEx Corp.	19,650	2,927,653
United Parcel Service, Inc., Class B	89,408	8,603,732

		11,531,385

Web Hosting/Design — 0.9%
Web.com Group, Inc.†	298,647	5,975,926

Web Portals/ISP — 1.7%
Alphabet, Inc., Class A†	4,007	3,117,486
Alphabet, Inc., Class C†	10,713	8,129,882

		11,247,368

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wire & Cable Products — 1.0%
Belden, Inc.	141,552	$6,749,199

Total Common Stocks (cost $622,732,591)		624,610,482

EXCHANGE-TRADED FUNDS — 1.7%
Vanguard S&P 500 ETF (cost $11,307,516)	60,112	11,236,736

Total Long-Term Investment Securities (cost $634,040,107)		635,847,218

REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,420,000	1,420,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	2,080,000	2,080,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,070,000	2,070,000
Deutsche Bank AG Joint Repurchase Agreement(2)	925,000	925,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	2,070,000	2,070,000

Total Repurchase Agreements (cost $8,565,000)		8,565,000

TOTAL INVESTMENTS (cost $642,605,107)(3)	100.1%	644,412,218
Liabilities in excess of other assets	(0.1)	(825,137)

NET ASSETS	100.0%	$643,587,081

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $13,223,992 representing 2.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$611,386,490	$13,223,992	**	$—	$624,610,482
Exchange-Traded Funds	11,236,736	—			11,236,736
Repurchase Agreements	—	8,565,000		—	8,565,000

Total Investments at Value	$622,623,226	$21,788,992		$—	$644,412,218

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

42

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

E-Commerce/Products	7.6%
Medical-Drugs	7.2
Web Portals/ISP	6.4
Medical-Biomedical/Gene	5.4
E-Commerce/Services	4.7
Internet Content-Entertainment	4.7
Retail-Restaurants	3.3
Enterprise Software/Service	3.3
Real Estate Investment Trusts	3.2
Computers	2.8
Networking Products	2.7
Repurchase Agreements	2.7
Oil Companies-Exploration & Production	2.6
Applications Software	2.4
Beverages-Non-alcoholic	2.2
Medical-Generic Drugs	1.9
Hotels/Motels	1.9
Medical Instruments	1.8
Medical Information Systems	1.7
Audio/Video Products	1.3
Medical Products	1.3
Retail-Auto Parts	1.3
Computer Software	1.2
Auto-Cars/Light Trucks	1.2
Building & Construction Products-Misc.	1.2
X-Ray Equipment	1.2
Distribution/Wholesale	1.2
Aerospace/Defense	1.2
E-Services/Consulting	1.2
Drug Delivery Systems	1.2
Retail-Discount	1.2
Cosmetics & Toiletries	1.1
Commercial Services	1.1
Semiconductor Components-Integrated Circuits	1.1
Diagnostic Equipment	1.1
Food-Misc./Diversified	1.0
Semiconductor Equipment	1.0
Banks-Fiduciary	1.0
Machinery-General Industrial	0.9
Investment Management/Advisor Services	0.9
Energy-Alternate Sources	0.9
Transport-Rail	0.9
Retail-Apparel/Shoe	0.9
Chemicals-Specialty	0.8
Finance-Investment Banker/Broker	0.8
Industrial Audio & Video Products	0.7
Diversified Financial Services	0.7
Computers-Memory Devices	0.7
Hazardous Waste Disposal	0.6
Heart Monitors	0.6
Auto/Truck Parts & Equipment-Original	0.6
Electronic Forms	0.3
Internet Application Software	0.2
Data Processing/Management	0.2
Entertainment Software	0.2
Advertising Services	0.1
Satellite Telecom	0.1

101.7%

*	Calculated as a percentage of net assets

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.6%
Aerospace/Defense — 1.2%
Raytheon Co.	131,716	$16,402,593

Applications Software — 2.2%
Dropbox, Inc., Class B†(1)(2)(3)	313,518	4,067,488
ServiceNow, Inc.†	231,380	20,028,253
Tableau Software, Inc., Class A†	76,300	7,188,986

		31,284,727

Audio/Video Products — 1.3%
Harman International Industries, Inc.	197,597	18,615,613

Auto-Cars/Light Trucks — 1.2%
Tesla Motors, Inc.†	72,203	17,329,442

Auto/Truck Parts & Equipment-Original — 0.6%
Mobileye NV†	186,377	7,880,020

Banks-Fiduciary — 1.0%
Northern Trust Corp.	191,300	13,790,817

Beverages-Non-alcoholic — 2.2%
Monster Beverage Corp.†	211,279	31,472,120

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.	312,004	17,316,222

Chemicals-Specialty — 0.8%
Platform Specialty Products Corp.†	911,327	11,692,325

Commercial Services — 1.1%
CoStar Group, Inc.†	73,864	15,266,950

Computer Software — 1.0%
Akamai Technologies, Inc.†	278,899	14,678,454

Computers — 2.8%
Apple, Inc.	376,687	39,650,074

Computers-Memory Devices — 0.7%
Pure Storage, Inc., Class B†(2)(3)(4)	177,438	2,759,682
Pure Storage, Inc., Class A†	418,400	6,514,488

		9,274,170

Cosmetics & Toiletries — 1.1%
Estee Lauder Cos., Inc., Class A	175,807	15,481,564

Diagnostic Equipment — 1.1%
Danaher Corp.	162,058	15,051,947

Distribution/Wholesale — 1.2%
Fastenal Co.	404,151	16,497,444

Diversified Financial Services — 0.7%
Julius Baer Group, Ltd.(5)	203,558	9,759,324

Drug Delivery Systems — 1.2%
DexCom, Inc.†	198,236	16,235,528

E-Commerce/Products — 7.0%
Amazon.com, Inc.†	142,780	96,503,574
The Honest Company, Inc.†(1)(2)(3)	41,843	1,896,743

		98,400,317

E-Commerce/Services — 2.3%
Priceline Group, Inc.†	15,908	20,281,905
Zillow Group, Inc., Class A†	148,203	3,859,206
Zillow Group, Inc., Class C†	346,006	8,124,221

		32,265,332

E-Services/Consulting — 1.2%
CDW Corp.	386,273	16,238,917

Security Description	Shares	Value (Note 2)

Energy-Alternate Sources — 0.9%
First Solar, Inc.†	182,446	$12,039,612

Enterprise Software/Service — 3.3%
Tyler Technologies, Inc.†	55,655	9,701,779
Veeva Systems, Inc., Class A†	584,699	16,868,566
Workday, Inc., Class A†	238,576	19,009,736

		45,580,081

Finance-Investment Banker/Broker — 0.8%
Raymond James Financial, Inc.	183,602	10,643,408

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	319,891	14,343,912

Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	215,415	8,972,035

Heart Monitors — 0.6%
HeartWare International, Inc.†	158,449	7,985,830

Hotels/Motels — 1.9%
Hilton Worldwide Holdings, Inc.	628,441	13,448,637
Wyndham Worldwide Corp.	178,658	12,979,504

		26,428,141

Industrial Audio & Video Products — 0.7%
IMAX Corp.†	291,161	10,347,862

Internet Application Software — 0.2%
Zendesk, Inc.†	130,214	3,442,858

Internet Content-Entertainment — 4.7%
Facebook, Inc., Class A†	622,667	65,168,328

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	37,434	12,747,026

Machinery-General Industrial — 0.9%
Middleby Corp.†	123,745	13,348,373

Medical Information Systems — 1.7%
Cerner Corp.†	391,699	23,568,529

Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	44,921	24,534,053

Medical Products — 1.3%
Becton Dickinson and Co.	120,645	18,590,188

Medical-Biomedical/Gene — 5.4%
Celgene Corp.†	88,526	10,601,874
Gilead Sciences, Inc.	193,705	19,601,009
Illumina, Inc.†	51,655	9,914,919
Incyte Corp.†	73,895	8,013,913
Ionis Pharmaceuticals, Inc.†	107,842	6,678,655
Regeneron Pharmaceuticals, Inc.†	38,376	20,833,179

		75,643,549

Medical-Drugs — 7.2%
Allergan PLC†	98,266	30,708,125
AstraZeneca PLC(5)	148,755	10,057,173
Bristol-Myers Squibb Co.	642,078	44,168,546
Eisai Co., Ltd.(5)	233,197	15,415,001

		100,348,845

Medical-Generic Drugs — 1.9%
Mylan NV†	493,256	26,670,352

Networking Products — 2.7%
Arista Networks, Inc.†	294,047	22,888,618
Palo Alto Networks, Inc.†	83,241	14,662,070

		37,550,688

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 2.6%
Energen Corp.	147,422	$6,042,828
EOG Resources, Inc.	176,257	12,477,233
Pioneer Natural Resources Co.	137,341	17,219,814

		35,739,875

Real Estate Investment Trusts — 3.2%
American Tower Corp.	267,494	25,933,543
Equinix, Inc.	63,789	19,289,794

		45,223,337

Retail-Apparel/Shoe — 0.9%
Kate Spade & Co.†	675,199	11,998,286

Retail-Auto Parts — 1.3%
Advance Auto Parts, Inc.	116,917	17,597,178

Retail-Discount — 1.2%
Costco Wholesale Corp.	100,482	16,227,843

Retail-Restaurants — 3.3%
Jack in the Box, Inc.	190,470	14,610,954
Panera Bread Co., Class A†	159,654	31,097,406

		45,708,360

Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	72,524	1,135,726

Semiconductor Components-Integrated Circuits — 1.1%
NXP Semiconductors NV†	180,526	15,209,316

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	757,200	14,136,924

Transport-Rail — 0.9%
Kansas City Southern	160,697	11,999,245

Web Portals/ISP — 6.2%
Alphabet, Inc., Class C†	113,835	86,387,105

X-Ray Equipment — 1.2%
Hologic, Inc.†	444,259	17,188,381

Total Common Stocks (cost $1,145,953,400)		1,321,089,146

CONVERTIBLE PREFERRED SECURITIES — 4.4%
Advertising Services — 0.1%
Nanigans, Inc.†(1)(2)(3)	126,818	1,384,662

Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)(3)	93,690	2,157,962

Computer Software — 0.2%
Zuora, Inc., Series F†(1)(2)(3)	732,120	3,030,977

Data Processing/Management — 0.2%
Cloudera, Inc., Series F†(1)(2)(3)	129,662	3,329,714

E-Commerce/Products — 0.6%
One Kings Lane, Inc., Series E†(1)(2)(3)	291,563	3,793,235
The Honest Company, Inc., Series C†(1)(2)(3)	97,634	4,425,749

		8,218,984

E-Commerce/Services — 2.4%
Airbnb, Inc., Series E†(1)(2)(3)	46,491	4,491,598
Uber Technologies, Inc., Series E†(1)(2)(3)	599,808	29,253,955

		33,745,553

Security Description	Shares/ Principal Amount	Value (Note 2)

Electronic Forms — 0.3%
Docusign, Inc., Series B†(1)(2)(3)	8,662	$165,271
Docusign, Inc., Series B-1†(1)(2)(3)	2,594	49,494
Docusign, Inc., Series D†(1)(2)(3)	6,224	118,754
Docusign, Inc., Series E†(1)(2)(3)	160,967	3,071,250
Docusign, Inc., Series F†(1)(2)(3)	29,200	557,136

		3,961,905

Entertainment Software — 0.2%
DraftKings, Inc., Series D†(1)(2)(3)	450,010	1,408,531
DraftKings, Inc., Series D-1†(1)(2)(3)	390,851	1,582,947

		2,991,478

Web Portals/ISP — 0.2%
Pinterest, Inc., Series G†(1)(2)(3)	78,188	2,806,594

Total Convertible Preferred Securities (cost $40,108,977)		61,627,829

Total Long-Term Investment Securities (cost $1,186,062,377)		1,382,716,975

REPURCHASE AGREEMENTS — 2.7%
Bank of America Securities LLC Joint Repurchase Agreement(6)	6,205,000	6,205,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	9,030,000	9,030,000
BNP Paribas SA Joint Repurchase Agreement(6)	9,025,000	9,025,000
Deutsche Bank AG Joint Repurchase Agreement(6)	4,030,000	4,030,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	9,025,000	9,025,000

Total Repurchase Agreements (cost $37,315,000)		37,315,000

TOTAL INVESTMENTS (cost $1,223,377,377)(7)	101.7%	1,420,031,975
Liabilities in excess of other assets	(1.7)	(23,061,949)

NET ASSETS	100.0%	$1,396,970,026

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

As of December 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	313,518	$2,837,872	$4,067,488	$12.97	0.3%
Pure Storage, Inc., Class B	04/16/2014	177,438	2,790,372	2,759,682	15.55	0.2
The Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,896,743	45.33	0.1
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,491,598	96.61	0.3
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	3,329,714	25.67	0.3
Docusign, Inc., Series B	02/28/2014	8,662	113,753	165,271	19.08	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	49,494	19.08	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	118,754	19.08	0.0
Docusign, Inc., Series E	02/28/2014	160,967	2,113,883	3,071,250	19.08	0.2
Docusign, Inc., Series F	04/30/2015	29,200	557,519	557,136	19.08	0.0
DraftKings, Inc. Series D	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	1,408,531	3.13	0.1

DraftKings, Inc., Series D-1	08/11/2015	390,851	2,996,033	1,582,947	4.05	0.1
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,157,962	23.03	0.2
Nanigans, Inc.	03/16/2015	126,818	1,384,662	1,384,662	10.92	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	3,793,235	13.01	0.3
Pinterest, Inc., Series G	03/19/2015	78,188	2,806,594	2,806,594	35.90	0.2
The Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	4,425,749	45.33	0.3
Uber Technologies, Inc., Series E	06/05/2014	599,808	9,304,851	29,253,955	48.77	2.1
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	3,030,977	4.14	0.2

				$70,351,742		5.0%

(3)	Illiquid security. At December 31, 2015, the aggregate value of these securities was $70,351,742 representing 5.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $35,231,498 representing 2.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$27,217,239	$—		$4,067,488	$31,284,727
Computer-Memory Devices	6,514,488	2,759,682		—	9,274,170
E-Commerce/Products	96,503,574	—		1,896,743	98,400,317
Other Industries	1,146,898,434	35,231,498	**	—	1,182,129,932
Convertible Preferred Securities	—	—		61,627,829	61,627,829
Repurchase Agreements	—	37,315,000		—	37,315,000

Total Investments at Value	$1,277,133,735	$75,306,180		$67,592,060	$1,420,031,975

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2014	$7,130,884	$36,605,980
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	754,429	22,625,645
Change in unrealized depreciation(1)	(1,921,082)	(14,249,495)
Net Purchases	—	19,436,071
Net Sales	—	(2,790,372)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/2015	$5,964,231	$61,627,829

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2015 includes:

Common Stocks	Preferred Securities

$(1,166,653)	$8,376,150

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 12/31/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$4,067,488	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Enterprise Value/Revenue Multiple*	5.4x - 11.0x (8.027x)
			Discount for Lack of Marketability	10% - 20% (15%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.64%
	$1,896,743	Market Approach	Estimated 2016 Revenue Multiple*	3.8x
			Discount for Lack of Marketability	10.00%

47

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Description	Value at 12/31/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$35,603,173	Market Approach	Market Transaction Price*	$10.91850 - $48.7722 ($29.654790)
	$11,418,631	Market Approach	Estimated 2016 Revenue Multiple*	3.8x - 7.5x (6.7571x)
			Discount for Lack of Marketability	10.00%
	$3,793,235	Market Approach with Option Pricing Method (“OPM”)	Next Twelve Months Revenue Multiple*	0.9x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	0.9
			Risk-free rate	1.0771%
	$2,991,478	Market Approach	Next Twelve Months Revenue Multiple*	2.63x
			Discount for Lack of Marketability	36.9%
	$3,329,714	Market Approach	Transaction Price*	$32.8300
			Estimated 2016 EBITIDA Multiple*	6.5x - 11.6x (9.05x)
			Estimated 2017 EBITIDA Multiple*	4.9x
			Discount for Lack of Marketability	10.00%
	$4,491,598	Market Approach	Transaction Price*	$93.0944
			Estimated 2017 EBITIDA Multiple*	20.9x
			Discount for Lack of Marketability	10.00%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	22.9%
Oil Companies-Exploration & Production	15.7
Oil Refining & Marketing	8.5
Diversified Minerals	7.8
Oil-Field Services	4.8
Metal-Aluminum	4.7
Metal-Diversified	4.7
Gold Mining	4.2
Steel-Producers	3.5
Energy-Alternate Sources	3.2
Machinery-Construction & Mining	2.3
Chemicals-Specialty	2.1
Pipelines	1.9
Oil Field Machinery & Equipment	1.9
Non-Ferrous Metals	1.6
Power Converter/Supply Equipment	1.4
Metal Processors & Fabrication	1.2
Chemicals-Diversified	1.0
Repurchase Agreements	1.0
Engineering/R&D Services	1.0
Building Products-Cement	0.8
Agricultural Chemicals	0.7
Metal-Copper	0.6
Metal-Iron	0.6
Coal	0.2

98.3%

*	Calculated as a percentage of net assets

49

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Agricultural Chemicals — 0.7%
Mosaic Co.	41,556	$1,146,530

Building Products-Cement — 0.8%
Anhui Conch Cement Co., Ltd., Class H(1)	464,000	1,235,578

Chemicals-Diversified — 1.0%
LyondellBasell Industries NV, Class A	18,003	1,564,461

Chemicals-Specialty — 2.1%
Methanex Corp.	31,200	1,030,455
Umicore SA(1)	54,143	2,263,248

		3,293,703

Coal — 0.2%
Mongolian Mining Corp.†(1)	13,995,800	312,334

Diversified Minerals — 7.8%
BHP Billiton PLC(1)	897,917	10,081,035
Iluka Resources, Ltd.(1)	248,990	1,101,760
Western Areas, Ltd.(1)	521,982	842,875

		12,025,670

Energy-Alternate Sources — 3.2%
First Solar, Inc.†	41,598	2,745,052
Pattern Energy Group, Inc.	104,210	2,179,031

		4,924,083

Engineering/R&D Services — 1.0%
JGC Corp.(1)	96,200	1,472,056

Gold Mining — 4.2%
Eldorado Gold Corp.	299,900	888,625
Goldcorp, Inc.	243,825	2,818,617
Medusa Mining, Ltd.†(1)	1,293,660	340,278
Randgold Resources, Ltd.(1)	39,341	2,427,452

		6,474,972

Machinery-Construction & Mining — 2.3%
Caterpillar, Inc.	28,311	1,924,016
Komatsu, Ltd.(1)	103,200	1,681,523

		3,605,539

Metal Processors & Fabrication — 1.2%
Aurubis AG(1)	35,189	1,794,484

Metal-Aluminum — 4.7%
Alcoa, Inc.	478,167	4,719,508
Norsk Hydro ASA(1)	702,808	2,613,902

		7,333,410

Metal-Copper — 0.6%
First Quantum Minerals, Ltd.	253,487	948,950

Metal-Diversified — 4.7%
Boliden AB(1)	242,433	4,019,675
Rio Tinto PLC(1)	108,702	3,167,865

		7,187,540

Metal-Iron — 0.6%
Fortescue Metals Group, Ltd.(1)	640,010	863,218

Non-Ferrous Metals — 1.6%
Mitsubishi Materials Corp.(1)	776,000	2,440,628

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 15.7%
Anadarko Petroleum Corp.	20,570	$999,291
BG Group PLC(1)	164,873	2,390,874
Cabot Oil & Gas Corp.	269,321	4,764,288
Canadian Natural Resources, Ltd.	49,000	1,070,160
ConocoPhillips	92,986	4,341,516
Energen Corp.	19,931	816,972
EOG Resources, Inc.	53,732	3,803,688
Inpex Corp.(1)	284,900	2,811,571
Pioneer Natural Resources Co.	8,673	1,087,421
Santos, Ltd.(1)	815,349	2,157,956

		24,243,737

Oil Companies-Integrated — 22.9%
Chevron Corp.	65,164	5,862,153
Eni SpA(1)	255,188	3,780,394
Exxon Mobil Corp.	180,699	14,085,487
Imperial Oil, Ltd.	49,514	1,610,195
Royal Dutch Shell PLC, Class A(1)	340,177	7,642,589
Statoil ASA(1)	173,278	2,423,518

		35,404,336

Oil Field Machinery & Equipment — 1.9%
National Oilwell Varco, Inc.	54,699	1,831,870
Schoeller-Bleckmann Oilfield Equipment AG ADR	199,370	1,091,750

		2,923,620

Oil Refining & Marketing — 8.5%
Caltex Australia, Ltd.(1)	73,843	2,010,575
Marathon Petroleum Corp.	60,936	3,158,922
Phillips 66	42,305	3,460,549
Valero Energy Corp.	63,118	4,463,074

		13,093,120

Oil-Field Services — 4.8%
Schlumberger, Ltd.	93,562	6,525,949
TGS Nopec Geophysical Co. ASA(1)	52,611	832,213

		7,358,162

Pipelines — 1.9%
TransCanada Corp.	91,200	2,978,484

Power Converter/Supply Equipment — 1.4%
SunPower Corp.†	73,060	2,192,530

Steel-Producers — 3.5%
Nucor Corp.	83,061	3,347,358
Reliance Steel & Aluminum Co.	34,312	1,987,008

		5,334,366

Total Long-Term Investment Securities (cost $185,728,301)		150,151,511

REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$250,000	250,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	375,000	375,000
BNP Paribas SA Joint Repurchase Agreement(2)	365,000	365,000

50

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(2)	$160,000	$160,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	365,000	365,000

Total Repurchase Agreements (cost $1,515,000)		1,515,000

TOTAL INVESTMENTS (cost $187,243,301)(3)	98.3%	151,666,511
Other assets less liabilities	1.7	2,707,434

NET ASSETS	100.0%	$154,373,945

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $60,707,601 representing 39.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$89,443,910	$60,707,601	**	$—	$150,151,511
Repurchase Agreements	—	1,515,000		—	1,515,000

Total Investments at Value	$89,443,910	$62,222,601		$—	$151,666,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

51

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio@

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	94.3%
Time Deposits	5.7

100.0%

*	Calculated as a percentage of net assets
@	See Note 1

52

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio@

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 94.3%
Alerian MLP ETF	36,385	$438,439
iShares 10+ Year Credit Bond ETF	23,446	1,305,473
iShares Barclays 1-3 Year Credit Bond Fund	28,841	3,016,769
iShares CMBS ETF	18,543	937,534
iShares Core High Dividend ETF	19,316	1,417,988
iShares Emerging Markets Dividend ETF	18,797	565,978
iShares Europe ETF	11,701	469,327
iShares iBoxx $ High Yield Corporate Bond Fund	61,384	4,946,323
iShares Intermediate Credit Bond ETF	7,022	753,320
iShares International Select Dividend ETF	53,279	1,529,640
iShares Select Dividend Fund	7,481	562,197
iShares US Preferred Stock ETF	48,980	1,902,873

Total Long-Term Investment Securities (cost $19,235,534)		17,845,861

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Time Deposits — 5.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/04/2016 (cost $1,069,000)	$1,069,000	1,069,000

TOTAL INVESTMENTS (cost $20,304,534)(1)	100.0%	18,914,861
Other assets less liabilities	0.0	9,329

NET ASSETS	100.0%	$18,924,190

@	See Note 1
(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2015	Unrealized Appreciation (Depreciation)
3	Long	Australian 10 YR Bond Future	March 2016	$277,199	$277,399	$200
2	Short	Euro Dollar Currency Future	March 2016	272,875	272,150	725
8	Short	Euro Stoxx 50#	March 2016	282,555	281,065	1,490
3	Short	S&P 500 E-Mini Index	March 2016	301,477	305,310	(3,833)
1	Short	U.S. Treasury 2 YR Notes	March 2016	217,586	217,234	352
8	Short	U.S. Treasury 5 YR Notes	March 2016	948,563	946,563	2,000
17	Short	U.S. Treasury 10 YR Notes	March 2016	2,144,342	2,140,406	3,936
2	Short	U.S. Ultra Bonds	March 2016	315,844	317,375	(1,531)

						$3,339

#	Foreign equity futures contracts valued using fair value procedures at December 31, 2015. The aggregate appreciation of these futures contracts was $1,490 representing 0.0% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

53

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio@

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 -Unadjusted Quoted Prices	Level 2 -Other Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$17,845,861	$—		$—	$17,845,861
Short-Term Investment Securities	—	1,069,000		—	1,069,000

Total Investments at Value	$17,845,861	$1,069,000		$—	$18,914,861

Other Financial Instruments:+
Futures Contracts	$7,213	$1,490	**	$—	$8,703

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$5,364	$—		$—	$5,364

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

54

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Sovereign	27.9%
Medical-Drugs	6.2
Repurchase Agreements	4.6
Diversified Banking Institutions	3.7
Banks-Commercial	3.3
Real Estate Management/Services	2.4
E-Commerce/Products	2.3
Web Portals/ISP	2.2
Cosmetics & Toiletries	2.1
Applications Software	2.1
Oil Companies-Exploration & Production	2.0
Investment Management/Advisor Services	2.0
Finance-Credit Card	2.0
Auto/Truck Parts & Equipment-Original	1.9
Finance-Other Services	1.5
Auto-Cars/Light Trucks	1.5
Food-Misc./Diversified	1.5
United States Treasury Notes	1.4
Retail-Apparel/Shoe	1.3
Cable/Satellite TV	1.3
Networking Products	1.2
Banks-Fiduciary	1.2
Instruments-Controls	1.1
Medical-Biomedical/Gene	1.1
Aerospace/Defense-Equipment	1.1
Aerospace/Defense	1.0
Food-Retail	1.0
Advertising Services	1.0
Semiconductor Components-Integrated Circuits	1.0
Medical Products	1.0
Medical-HMO	0.9
Computer Services	0.9
Building-Heavy Construction	0.8
Airlines	0.8
Optical Supplies	0.8
Athletic Footwear	0.8
Insurance-Life/Health	0.8
Retail-Restaurants	0.7
Transport-Services	0.7
Apparel Manufacturers	0.6
Finance-Leasing Companies	0.6
Electronic Components-Semiconductors	0.6
Hotels/Motels	0.6
Retail-Auto Parts	0.6
Beverages-Non-alcoholic	0.6
Banks-Super Regional	0.5
E-Commerce/Services	0.5
Commercial Services-Finance	0.5
United States Treasury Bonds	0.4
Building & Construction Products-Misc.	0.4
Oil-Field Services	0.4
Real Estate Investment Trusts	0.4
Brewery	0.4
Medical-Hospitals	0.4
Diversified Financial Services	0.3
Chemicals-Specialty	0.3
Insurance-Property/Casualty	0.3
Medical Instruments	0.3
Transport-Rail	0.2

Gas-Distribution	0.2%
Computer Software	0.1

100.3%

*	Calculated as a percentage of net assets

55

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 66.0%
Advertising Services — 1.0%
Nielsen Holdings PLC	3,989	$185,887

Aerospace/Defense — 1.0%
Raytheon Co.	1,100	136,983
Teledyne Technologies, Inc.†	639	56,679

		193,662

Aerospace/Defense-Equipment — 1.1%
Airbus Group SE(1)	3,064	205,728

Airlines — 0.8%
American Airlines Group, Inc.	2,210	93,593
United Continental Holdings, Inc.†	1,013	58,045

		151,638

Apparel Manufacturers — 0.6%
VF Corp.	1,851	115,225

Applications Software — 2.1%
Microsoft Corp.	7,072	392,355

Athletic Footwear — 0.8%
adidas AG(1)	592	57,686
Asics Corp.(1)	4,100	84,856

		142,542

Auto-Cars/Light Trucks — 1.5%
General Motors Co.	4,647	158,044
Honda Motor Co., Ltd.(1)	3,900	124,962

		283,006

Auto/Truck Parts & Equipment-Original — 1.9%
Delphi Automotive PLC	1,627	139,483
Valeo SA(1)	387	59,747
WABCO Holdings, Inc.†	1,604	164,025

		363,255

Banks-Commercial — 3.3%
Banca Generali SpA(1)	2,521	79,515
CaixaBank SA(1)	35,202	122,456
FinecoBank Banca Fineco SpA(1)	5,774	47,547
HDFC Bank, Ltd. ADR	550	33,880
ICICI Bank, Ltd. ADR	23,442	183,551
Sberbank of Russia ADR	12,100	70,059
Sumitomo Mitsui Financial Group, Inc.(1)	2,200	82,989

		619,997

Banks-Fiduciary — 1.2%
Citizens Financial Group, Inc.	3,808	99,732
Northern Trust Corp.	1,660	119,669

		219,401

Banks-Super Regional — 0.5%
PNC Financial Services Group, Inc.	1,022	97,407

Beverages-Non-alcoholic — 0.6%
Monster Beverage Corp.†	710	105,762

Brewery — 0.4%
Anheuser-Busch InBev SA/NV(1)	544	67,198

Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	1,450	80,475

Building-Heavy Construction — 0.8%
SBA Communications Corp., Class A†	1,460	153,402

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 1.3%
Sky PLC(1)	14,341	$234,632

Chemicals-Specialty — 0.3%
Brenntag AG(1)	1,208	63,048

Commercial Services-Finance — 0.5%
Equifax, Inc.	795	88,539

Computer Services — 0.9%
Accenture PLC, Class A	1,650	172,425

Computer Software — 0.1%
Envestnet, Inc.†	730	21,791

Cosmetics & Toiletries — 2.1%
Beiersdorf AG(1)	1,389	126,358
Estee Lauder Cos., Inc., Class A	3,121	274,835

		401,193

Diversified Banking Institutions — 3.7%
Bank of America Corp.	19,142	322,160
BNP Paribas SA(1)	4,080	230,944
Goldman Sachs Group, Inc.	750	135,173

		688,277

Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.(1)	1,336	64,053

E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	1,844	149,862
Amazon.com, Inc.†	415	280,494

		430,356

E-Commerce/Services — 0.5%
Priceline Group, Inc.†	75	95,621

Electronic Components-Semiconductors — 0.6%
SK Hynix, Inc.(1)	4,333	111,864

Finance-Credit Card — 2.0%
Alliance Data Systems Corp.†	415	114,777
Visa, Inc., Class A	3,410	264,445

		379,222

Finance-Leasing Companies — 0.6%
AerCap Holdings NV†	1,530	66,035
Air Lease Corp.	1,440	48,211

		114,246

Finance-Other Services — 1.5%
Hong Kong Exchanges and Clearing, Ltd.(1)	2,226	56,565
Intercontinental Exchange, Inc.	903	231,403

		287,968

Food-Misc./Diversified — 1.5%
Mondelez International, Inc., Class A	6,268	281,057

Food-Retail — 1.0%
Seven & i Holdings Co., Ltd.(1)	4,200	191,501

Gas-Distribution — 0.2%
ENN Energy Holdings, Ltd.(1)	8,000	42,203

Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	5,210	111,494

Instruments-Controls — 1.1%
Honeywell International, Inc.	2,080	215,426

Insurance-Life/Health — 0.8%
China Life Insurance Co., Ltd.(1)	44,000	141,832

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.3%
PICC Property & Casualty Co., Ltd.(1)	30,000	$59,133

Investment Management/Advisor Services — 2.0%
BlackRock, Inc.	548	186,605
Invesco, Ltd.	3,780	126,555
WisdomTree Investments, Inc.	4,352	68,239

		381,399

Medical Instruments — 0.3%
Olympus Corp.(1)	1,405	55,338

Medical Products — 1.0%
Becton Dickinson and Co.	1,160	178,744

Medical-Biomedical/Gene — 1.1%
Regeneron Pharmaceuticals, Inc.†	255	138,432
Vertex Pharmaceuticals, Inc.†	550	69,206

		207,638

Medical-Drugs — 6.2%
Alkermes PLC†	1,335	105,972
Allergan PLC†	976	305,000
AstraZeneca PLC(1)	1,983	134,069
Bristol-Myers Squibb Co.	5,379	370,021
Eli Lilly & Co.	1,275	107,432
Merck & Co., Inc.	2,959	156,294

		1,178,788

Medical-HMO — 0.9%
UnitedHealth Group, Inc.	1,492	175,519

Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	990	66,954

Networking Products — 1.2%
Cisco Systems, Inc.	8,408	228,319

Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	3,990	193,834
CNOOC, Ltd.(1)	60,000	61,672
EOG Resources, Inc.	1,810	128,130

		383,636

Oil-Field Services — 0.4%
Halliburton Co.	2,257	76,828

Optical Supplies — 0.8%
Essilor International SA(1)	1,215	151,457

Real Estate Investment Trusts — 0.4%
Public Storage	282	69,851

Real Estate Management/Services — 2.4%
CBRE Group, Inc., Class A†	3,210	111,002
Daito Trust Construction Co., Ltd.(1)	1,160	134,299
Vonovia SE(1)	6,949	215,243

		460,544

Retail-Apparel/Shoe — 1.3%
Hennes & Mauritz AB, Class B(1)	2,396	85,320
Industria de Diseno Textil SA(1)	2,923	100,307
L Brands, Inc.	698	66,882

		252,509

Security Description		Shares/ Principal Amount(3)	Value (Note 2)

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.		730	$109,872

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†		178	85,413
Dunkin’ Brands Group, Inc.		1,259	53,621

			139,034

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV†		2,152	181,306

Transport-Rail — 0.2%
Kansas City Southern		597	44,578

Transport-Services — 0.7%
FedEx Corp.		883	131,558

Web Portals/ISP — 2.2%
Alphabet, Inc., Class C†		494	374,887
Baidu, Inc. ADR†		214	40,454

			415,341

Total Common Stocks (cost $11,908,895)			12,462,034

FOREIGN GOVERNMENT OBLIGATIONS — 27.9%
Sovereign — 27.9%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	20,000	14,561
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	100,000	75,378
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	22,153
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	15,000	11,432
Commonwealth of Australia Senior Notes 4.50% due 04/15/2020	AUD	50,000	39,929
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	33,759
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	21,323
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	115,000	92,037
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	31,163
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	145,223
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	106,447
Federal Republic of Germany Bonds 0.00% due 04/17/2020	EUR	15,000	16,388
Federal Republic of Germany Bonds 1.50% due 05/15/2024	EUR	30,000	35,505
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	24,371

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description		Principal Amount(3)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Canada Bonds 1.50% due 02/01/2017	CAD	$140,000	$102,292
Government of Canada Bonds 1.75% due 09/01/2019	CAD	225,000	169,336
Government of Canada Bonds 2.25% due 06/01/2025	CAD	20,000	15,535
Government of Canada Bonds 2.50% due 06/01/2024	CAD	60,000	47,548
Government of Canada Bonds 3.50% due 12/01/2045	CAD	40,000	37,494
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	34,354
Government of Canada Bonds 5.75% due 06/01/2033	CAD	45,000	50,297
Government of France Bonds 0.00% due 05/25/2020	EUR	15,000	16,275
Government of France Bonds 0.50% due 05/25/2025	EUR	30,000	31,413
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	57,060
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	3,200,000	26,885
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	7,950,000	75,846
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	7,200,000	67,849
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	2,750,000	27,429
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	19,733
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	1,000,000	10,338
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	6,500
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	25,552
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,085,000	168,697
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	17,679

Security Description		Principal Amount(3)	Value (Note 2)

Sovereign (continued)
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	$510,000	$80,265
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	390,000	65,609
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	630,000	145,033
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	11,948
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	1,880,000	223,073
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	150,000	17,771
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,385,000	176,120
Kingdom of Spain Notes 1.60% due 04/30/2025*	EUR	10,000	10,802
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	11,855
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	14,353
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	13,969
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,605,000	199,811
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	64,535
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	310,000	46,060
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	205,280
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	19,765
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	5,831
Republic of France Bonds 0.50% due 11/25/2019	EUR	15,000	16,651
Republic of France Bonds 2.50% due 05/25/2030	EUR	5,000	6,151
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	13,803
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,129

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description		Principal Amount(3)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy Bonds 0.75% due 01/15/2018	EUR	$25,000	$27,562
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	25,000	32,142
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	20,000	25,794
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,675
Republic of Poland Bonds 1.50% due 04/25/2020	PLN	200,000	49,423
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	51,882
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	180,000	47,196
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	69,274
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	140,000	38,635
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	270,000	77,504
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	113,600
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	111,372
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	55,000	36,968
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	80,000	58,396
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	285,000	210,750
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	35,000	26,155
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,325,000	57,232
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,710,000	73,143
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	670,000	38,782
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,135,000	66,663

Security Description		Principal Amount(3)	Value (Note 2)

Sovereign (continued)
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	$1,885,000	$103,106
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	40,928
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	100,000	150,631
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	45,000	68,307
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	30,000	44,461
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	49,224
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	20,000	34,412
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	20,000	37,744
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	58,008
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	15,000	30,217
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	95,586
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	111,339
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	35,547
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	27,770
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	22,212
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	10,723
United Mexican States Bonds 10.00% due 12/05/2024	MXN	854,100	62,385
United Mexican States Bonds 10.00% due 11/20/2036	MXN	347,700	26,981

Total Foreign Government Obligations
(cost $6,189,791)			5,262,324

U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.4%
2.88% due 05/15/2043		10,000	9,750
3.00% due 05/15/2045		20,000	19,909
3.63% due 02/15/2044		35,000	39,372
4.50% due 02/15/2036		15,000	19,223

			88,254

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 1.4%
0.75% due 12/31/2017	$95,000	$94,358
1.00% due 09/30/2019	25,000	24,475
1.38% due 04/30/2020	45,000	44,418
2.00% due 11/30/2020	80,000	80,809
2.00% due 08/15/2025	15,000	14,626

		258,686

Total U.S. Government Treasuries (cost $345,557)		346,940

Total Long-Term Investment Securities (cost $18,444,243)(4)		18,071,298

REPURCHASE AGREEMENTS — 4.6%
Bank of America Securities LLC Joint Repurchase Agreement(2)	145,000	145,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	220,000	220,000
BNP Paribas SA Joint Repurchase Agreement(2)	210,000	210,000
Deutsche Bank AG Joint Repurchase Agreement(2)	90,000	90,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	210,000	210,000

Total Repurchase Agreements (cost $875,000)		875,000

TOTAL INVESTMENTS (cost $19,319,243)(4)	100.3%	18,946,298
Liabilities in excess of other assets	(0.3)	(59,364)

NET ASSETS	100.0%	$18,886,934

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2015, the aggregate value of these securities was $565,501 representing 3.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2015. The aggregate value of these securities was $3,192,522 representing 16.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Denominated in United States Dollar unless otherwise indicated.
(4)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2015	Unrealized Appreciation (Depreciation)
1	Short	Euro-Bund	March 2016	$174,174	$171,621	$2,553
1	Long	Mini MSCI EAFE Index	March 2016	83,430	84,910	1,480
3	Long	S&P E-Mini Index	March 2016	301,477	305,310	3,833
2	Short	U.S. Treasury 10YR Notes	March 2016	252,540	251,812	728

						$8,594

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	800,000	USD	577,981	01/29/2016	$—	$(4,294)
	CAD	610,000	USD	458,079	01/29/2016	17,209	—
	CHF	13,000	USD	13,128	01/29/2016	136	—
	EUR	843,000	USD	911,232	01/29/2016	—	(5,443)
	GBP	320,000	USD	481,670	01/29/2016	9,893	—
	JPY	32,600,000	USD	264,894	01/29/2016	—	(6,471)
	USD	12,179	CZK	300,000	01/29/2016	—	(107)
	USD	11,291	PLN	44,000	01/29/2016	—	(80)

						27,238	(16,395)

Bank of Montreal	CAD	21,000	USD	15,064	01/29/2016	—	(114)
	USD	376,595	CAD	525,000	01/29/2016	2,842	—

						2,842	(114)

Barclays Bank PLC	MXN	127,000	USD	7,327	01/29/2016	—	(29)

BNP Paribas SA	USD	18,066	MXN	310,000	01/29/2016	—	(110)

Citibank N.A.	DKK	3,333,000	USD	485,400	01/29/2016	—	(293)
	NOK	3,707,000	USD	422,838	01/29/2016	4,147	—
	SEK	4,319,000	USD	506,216	01/29/2016	—	(5,790)
	USD	103,401	DKK	710,000	01/29/2016	62	—
	USD	66,044	NOK	579,000	01/29/2016	—	(648)
	USD	119,551	SEK	1,020,000	01/29/2016	1,367	—

						5,576	(6,731)

Credit Suisse International	CHF	27,000	USD	27,212	01/29/2016	228	—
	USD	295,300	CHF	293,000	01/29/2016	—	(2,470)
	USD	46,539	MYR	200,000	01/29/2016	—	(196)

						228	(2,666)

HSBC Bank USA	CNH	95,000	USD	14,527	10/21/2016	466	—
	CNY	820,000	USD	125,267	01/29/2016	—	(5)
	INR	11,360,000	USD	170,724	01/29/2016	—	(315)
	KRW	43,702,000	USD	37,089	01/29/2016	—	(70)
	PLN	1,777,000	USD	453,074	01/29/2016	314	—
	SGD	707,000	USD	500,372	01/29/2016	2,168	—
	USD	5,438	EUR	5,000	01/29/2016	—	(1)
	USD	63,846	KRW	75,230,000	01/29/2016	120	—
	USD	33,146	PLN	130,000	01/29/2016	—	(23)
	USD	20,716	RUB	1,486,000	01/29/2016	—	(455)
	USD	141,548	SGD	200,000	01/29/2016	—	(613)
	USD	172,483	TWD	5,679,000	01/29/2016	—	(439)

						3,068	(1,921)

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	AUD	21,000	USD	15,003	01/29/2016	$—	$(282)
	EUR	14,000	USD	15,290	01/29/2016	67	—
	GBP	35,000	USD	52,182	01/29/2016	582	—
	JPY	725,000	USD	6,025	01/29/2016	—	(10)
	NZD	14,000	USD	9,541	01/29/2016	—	(21)
	PLN	20,000	USD	5,138	01/29/2016	42	—
	USD	315,778	AUD	442,000	01/29/2016	5,929	—
	USD	5,055	CHF	5,000	01/29/2016	—	(58)
	USD	551,639	GBP	370,000	01/29/2016	—	(6,147)

						6,620	(6,518)

Morgan Stanley and Co. International PLC	GBP	5,000	USD	7,436	01/29/2016	65	—
	NZD	25,000	USD	16,909	01/29/2016	—	(165)
	USD	5,433	EUR	5,000	01/29/2016	4	—
	USD	14,739	GBP	10,000	01/29/2016	4	—
	USD	6,775	NZD	10,000	01/29/2016	55	—
	USD	31,478	ZAR	490,000	01/29/2016	70	—

						198	(165)

Royal Bank of Canada	JPY	1,378,000	USD	11,448	01/29/2016	—	(23)
	MXN	6,974,000	USD	407,996	01/29/2016	4,044	—
	SEK	137,000	USD	16,264	01/29/2016	22	—
	USD	296,891	JPY	35,925,000	01/29/2016	2,151	—
	USD	11,700	MXN	200,000	01/29/2016	—	(116)

						6,217	(139)

Standard Chartered Bank	BRL	419,000	USD	105,542	01/05/2016	—	(367)
	EUR	11,000	USD	12,021	01/29/2016	60	—
	JPY	1,088,000	USD	9,049	01/29/2016	—	(8)
	USD	107,304	BRL	419,000	01/05/2016	—	(1,395)
	USD	104,424	BRL	419,000	02/02/2016	443	—

						503	(1,770)

State Street Bank and Trust Company	JPY	148,000	USD	1,232	01/29/2016	—	—
	USD	27,998	HKD	217,000	01/29/2016	7	—

						7	—

UBS AG	BRL	419,000	USD	107,304	01/05/2016	1,395	—
	USD	111,993	BRL	419,000	01/05/2016	—	(6,085)
	USD	18,461	EUR	17,000	01/29/2016	25	—

						1,420	(6,085)

Westpac Banking Corporation	NZD	22,000	USD	15,029	01/29/2016	4	—
	USD	29,526	ILS	115,000	01/29/2016	40	—
	USD	68,283	ZAR	1,035,000	01/29/2016	—	(1,647)
	ZAR	6,525,000	USD	430,480	01/29/2016	10,386	—

						10,430	(1,647)

Net Unrealized Appreciation/(Depreciation)						$64,347	$(44,290)

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (continued)

AUD	—Australian Dollar	GBP	—British Pound Sterling	PLN	—Polish Zloty
BRL	—Brazilian Real	ILS	—Israeli Shekel	RUB	—Russian Ruble
CAD	—Canadian Dollar	INR	—Indian Rupee	SEK	—Swedish Krona
CHF	—Swiss Franc	JPY	—Japanese Yen	SGD	—Singapore Dollar
CNH	—Chinese Yuan(offshore)	KRW	—South Korean won	TWD	—Taiwan Dollar
CNY	—Chinese Yuan	MXN	—Mexican Peso	USD	—United States Dollar
CZK	—Czech Koruna	MYR	—Malaysian Ringgit	ZAR	—South African Rand
DKK	—Danish Krone	NOK	—Norwegian Krone
EUR	—Euro Dollar	NZD	—New Zealand Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$9,269,512	$3,192,522	**	$—	$12,462,034
Foreign Government Obligations	—	5,262,324		—	5,262,324
U.S. Government Treasuries	—	346,940		—	346,940
Repurchase Agreements	—	875,000		—	875,000

Total Investments at Value	$9,269,512	$9,676,786		$—	$18,946,298

Other Financial Instruments:+
Futures Contracts	$8,594	$—		$—	$8,594
Forward Foreign Currency Contracts	—	64,347		—	64,347

	$8,594	$64,347		$—	$72,941

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$44,290		$—	$44,290

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

63

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2015

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,447,949,169	$186,975,582	$196,157,753	$635,847,218
Repurchase agreements (cost approximates market value)	174,605,000	4,718,000	4,760,000	8,565,000

Total investments	1,622,554,169	191,693,582	200,917,753	644,412,218

Cash	4,971	14,729	8,887	17,718
Foreign cash*	—	—	—	13,822
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	14,183,704	342,012	184,851	378,638
Dividends and interest	6,093,544	831,106	241,436	570,485
Investments sold	60,288,672	610,237	100,296	1,171,965
Prepaid expenses and other assets	6,188	1,812	1,557	3,515
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—

Total assets	1,703,131,248	193,493,478	201,454,780	646,568,361

LIABILITIES:
Payable for:
Fund shares redeemed	382,127	9,747	2,990	784,840
Investments purchased	208,281,425	411,252	100,961	1,705,273
Investment advisory and management fees	644,116	109,716	115,108	378,568
Service fees — Class 2	4,639	1,778	—	2,608
Service fees — Class 3	154,867	11,471	—	21,989
Transfer agent fees and expenses	712	407	136	577
Trustees’ fees and expenses	3,123	483	420	1,505
Other accrued expenses	147,934	68,671	53,321	85,920
Variation margin on futures contracts	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Forward sales contracts, at value#	59,906,753	—	—	—

Total liabilities	269,525,696	613,525	272,936	2,981,280

Net Assets	$1,433,605,552	$192,879,953	$201,181,844	$643,587,081

NET ASSETS REPRESENTED BY:
Capital paid-in	1,388,165,899	163,849,004	168,530,548	611,482,367
Accumulated undistributed net investment income (loss)	18,274,226	4,987,242	1,508,116	4,433,365
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	9,158,112	13,107,835	8,565,439	25,865,664
Unrealized appreciation (depreciation) on investments	18,024,554	10,936,012	22,577,741	1,807,111
Unrealized appreciation (depreciation) on futures contracts	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(140)	—	(1,426)
Unrealized appreciation (depreciation) on forward sales contracts	(17,239)	—	—	—

NET ASSETS	$1,433,605,552	$192,879,953	$201,181,844	$643,587,081

Class 1 (unlimited shares authorized):
Net assets	$657,561,842	$125,264,226	$201,181,844	$521,904,584
Shares of beneficial interest issued and outstanding	43,906,563	8,919,619	16,124,817	19,600,182
Net asset value, offering and redemption price per share	$14.98	$14.04	$12.48	$26.63

Class 2 (unlimited shares authorized):
Net assets	$36,222,897	$13,832,129	$—	$20,201,874
Shares of beneficial interest issued and outstanding	2,416,392	986,125	—	758,166
Net asset value, offering and redemption price per share	$14.99	$14.03	$—	$26.65

Class 3 (unlimited shares authorized):
Net assets	$739,820,813	$53,783,598	$—	$101,480,623
Shares of beneficial interest issued and outstanding	49,564,313	3,854,897	—	3,816,753
Net asset value, offering and redemption price per share	$14.93	$13.95	$—	$26.59

* Cost
Investment (unaffiliated)	$1,429,924,615	$176,039,570	$173,580,012	$634,040,107

Foreign cash	$—	$—	$—	$13,822

# Proceeds from forward sales contracts	$59,889,514	$—	$—	$—

See Notes to Financial Statements

64

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2015 — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio+	Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,382,716,975	$150,151,511	$18,914,861	$18,071,298
Repurchase agreements (cost approximates market value)	37,315,000	1,515,000	—	875,000

Total investments	1,420,031,975	151,666,511	18,914,861	18,946,298

Cash	52	3,493	972	3,956
Foreign cash*	22	6,974	—	418
Due from broker	—	—	99,957	23,404
Receivable for:
Fund shares sold	277,586	2,707,040	720	—
Dividends and interest	632,955	160,260	517	70,242
Investments sold	155,787	—	—	20,171
Prepaid expenses and other assets	7,513	1,646	942	1,002
Due from investment adviser for expense reimbursements/fee waivers	—	—	12,191	9,339
Variation margin on futures contracts	—	—	8,618	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	64,347

Total assets	1,421,105,890	154,545,924	19,038,778	19,139,177

LIABILITIES:
Payable for:
Fund shares redeemed	16,113,625	2,913	29,571	7,389
Investments purchased	6,898,901	—	—	114,735
Investment advisory and management fees	847,587	97,596	16,114	16,287
Service fees — Class 2	6,698	821	—	—
Service fees — Class 3	134,399	15,654	42	—
Transfer agent fees and expenses	679	509	170	102
Trustees’ fees and expenses	3,121	425	48	44
Other accrued expenses	130,854	54,061	58,785	64,782
Variation margin on futures contracts	—	—	9,858	4,614
Unrealized depreciation on forward foreign currency contracts	—	—	—	44,290
Forward sales contracts, at value#	—	—	—	—

Total liabilities	24,135,864	171,979	114,588	252,243

Net Assets	$1,396,970,026	$154,373,945	$18,924,190	$18,886,934

NET ASSETS REPRESENTED BY:
Capital paid-in	1,037,277,130	247,951,693	17,787,489	17,789,420
Accumulated undistributed net investment income (loss)	—	4,613,513	690,443	183,797
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	163,040,337	(62,613,182)	1,832,406	1,260,580
Unrealized appreciation (depreciation) on investments	196,654,598	(35,576,790)	(1,389,673)	(372,945)
Unrealized appreciation (depreciation) on futures contracts	—	—	3,339	8,594
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,039)	(1,289)	186	17,488
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

NET ASSETS	$1,396,970,026	$154,373,945	$18,924,190	$18,886,934

Class 1 (unlimited shares authorized):
Net assets	$730,504,102	$72,803,166	$18,719,903	$18,886,934
Shares of beneficial interest issued and outstanding	17,065,188	4,936,430	2,799,789	2,487,778
Net asset value, offering and redemption price per share	$42.81	$14.75	$6.69	$7.59

Class 2 (unlimited shares authorized):
Net assets	$51,768,679	$6,477,449	$—	$—
Shares of beneficial interest issued and outstanding	1,247,242	440,137	—	—
Net asset value, offering and redemption price per share	$41.51	$14.72	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$614,697,245	$75,093,330	$204,287	$—
Shares of beneficial interest issued and outstanding	15,114,284	5,127,660	30,685	—
Net asset value, offering and redemption price per share	$40.67	$14.64	$6.66	$—

* Cost
Investment (unaffiliated)	$1,186,062,377	$185,728,301	$20,304,534	$18,444,243

Foreign cash	$22	$6,950	$—	$415

# Proceeds from forward sales contracts	$—	$—	$—	$—

+	See Note 1

See Notes to Financial Statements

65

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2015

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$3,073,244	$2,941,558	$9,606,359
Interest (unaffiliated)	28,040,079	3,225,742	2,891	8,310

Total investment income*	28,040,079	6,298,986	2,944,449	9,614,669

EXPENSES:
Investment advisory and management fees	7,606,911	1,385,666	1,305,999	4,562,781
Service fee
Class 2	59,922	22,608	—	33,708
Class 3	1,907,808	142,111	—	276,119
Transfer agent fees and expenses	4,381	2,399	837	3,556
Custodian and accounting fees	213,344	72,730	29,316	95,209
Reports to shareholders	153,654	21,684	18,122	71,555
Audit and tax fees	48,567	43,868	37,704	38,185
Legal fees	38,951	14,171	13,813	36,027
Trustees’ fees and expenses	66,020	10,032	8,695	31,054
Interest expense	—	—	—	—
Other expenses	53,620	31,108	23,545	37,823

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	10,153,178	1,746,377	1,438,031	5,186,017
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	—
Fees paid indirectly (Note 4)	—	(511)	(1,673)	(8,620)

Net expenses	10,153,178	1,745,866	1,436,358	5,177,397

Net investment income (loss)	17,886,901	4,553,120	1,508,091	4,437,272

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	14,002,706	14,159,824	8,623,011	27,521,795
Net realized gain (loss) on futures contracts and written options contracts	(951,918)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,045)	—	(3,448)
Net increase from payment by affiliates (Note 3)	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	13,050,788	14,158,779	8,623,011	27,518,347

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(25,588,869)	(22,080,239)	(1,614,115)	(31,297,659)
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	48,578	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(27)	—	(1,140)
Change in unrealized appreciation (depreciation) on forward sales contracts	297,411	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(25,242,880)	(22,080,266)	(1,614,115)	(31,298,799)

Net realized and unrealized gain (loss) on investments and foreign currencies	(12,192,092)	(7,921,487)	7,008,896	(3,780,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,694,809	$(3,368,367)	$8,516,987	$656,820

* Net of foreign withholding taxes on interest and dividends of	$677	$58,533	$2,627	$96,692

+	See Note 1

See Notes to Financial Statements

66

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2015 — (continued)

	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio+	Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,872,553	$6,381,036	$800,486	$207,394
Interest (unaffiliated)	31,088	2,389	5,976	188,684

Total investment income*	8,903,641	6,383,425	806,462	396,078

EXPENSES:
Investment advisory and management fees	9,864,520	1,377,769	208,604	203,487
Service fee
Class 2	82,694	12,890	—	—
Class 3	1,611,556	214,826	416	—
Transfer agent fees and expenses	4,171	3,138	991	628
Custodian and accounting fees	165,174	41,903	25,195	68,568
Reports to shareholders	155,322	20,104	36,599	2,035
Audit and tax fees	38,003	38,560	55,733	52,151
Legal fees	38,998	13,337	—	12,976
Trustees’ fees and expenses	65,299	9,038	1,002	967
Interest expense	4,114	26	25	32
Other expenses	74,250	22,617	11,981	15,706

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	12,104,101	1,754,208	340,546	356,550
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	(215,688)	(112,365)
Fees paid indirectly (Note 4)	(9,444)	(1,531)	(15)	(317)

Net expenses	12,094,657	1,752,677	124,843	243,868

Net investment income (loss)	(3,191,016)	4,630,748	681,619	152,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	163,843,194	(51,633,176)	1,869,502	995,369
Net realized gain (loss) on futures contracts and written options contracts	—	—	30,802	15,441
Net realized foreign exchange gain (loss) on other assets and liabilities	2,394	(15,796)	97	747,838
Net increase from payment by affiliates (Note 3)	1,021,209	—	—	—

Net realized gain (loss) on investments and foreign currencies	164,866,797	(51,648,972)	1,900,401	1,758,648

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(45,576,535)	5,869,566	(3,527,335)	(1,435,923)
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	—	—	14,166	17,427
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(896)	(307)	186	(193,583)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(45,577,431)	5,869,259	(3,512,983)	(1,612,079)

Net realized and unrealized gain (loss) on investments and foreign currencies	119,289,366	(45,779,713)	(1,612,582)	146,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,098,350	$(41,148,965)	$(930,963)	$298,779

* Net of foreign withholding taxes on interest and dividends of	$52,972	$279,373	—	$9,331

+	See Note 1

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio		Asset Allocation Portfolio
	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$17,886,901	$16,671,415	$4,553,120	$5,215,513
Net realized gain (loss) on investments and foreign currencies	13,050,788	22,171,496	14,158,779	21,565,777
Net unrealized gain (loss) on investments and foreign currencies	(25,242,880)	26,105,781	(22,080,266)	(10,606,354)

Net increase (decrease) in net assets resulting from operations	5,694,809	64,948,692	(3,368,367)	16,174,936

Distributions to shareholders from:
Net investment income — Class 1	(9,709,286)	(9,837,045)	(3,964,801)	(3,615,843)
Net investment income — Class 2	(518,077)	(772,053)	(412,329)	(359,729)
Net investment income — Class 3	(9,775,246)	(13,223,007)	(1,549,003)	(1,244,489)
Net realized gain on securities — Class 1	(2,288,624)	—	(13,687,893)	(4,068,814)
Net realized gain on securities — Class 2	(138,595)	—	(1,509,866)	(434,796)
Net realized gain on securities — Class 3	(2,775,540)	—	(5,834,225)	(1,536,297)

Total distributions to shareholders	(25,205,368)	(23,832,105)	(26,958,117)	(11,259,968)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	53,001,921	81,491,734	4,564,213	(18,668,496)

Total increase (decrease) in net assets	33,491,362	122,608,321	(25,762,271)	(13,753,528)

NET ASSETS:
Beginning of period	1,400,114,190	1,277,505,869	218,642,224	232,395,752

End of period†	$1,433,605,552	$1,400,114,190	$192,879,953	$218,642,224

† Includes accumulated undistributed net investment income (loss)	$18,274,226	$17,265,149	$4,987,242	$5,531,806

See Notes to Financial Statements

68

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Growth and Income Portfolio		Growth Portfolio
	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,508,091	$921,836	$4,437,272	$3,721,851
Net realized gain (loss) on investments and foreign currencies	8,623,011	8,145,686	27,518,347	122,518,139
Net unrealized gain (loss) on investments and foreign currencies	(1,614,115)	8,781,677	(31,298,799)	(83,395,187)

Net increase (decrease) in net assets resulting from operations	8,516,987	17,849,199	656,820	42,844,803

Distributions to shareholders from:
Net investment income — Class 1	(930,115)	(696,313)	(3,408,587)	(2,633,069)
Net investment income — Class 2	—	—	(95,678)	(102,689)
Net investment income — Class 3	—	—	(367,773)	(366,505)
Net realized gain on securities — Class 1	(8,115,466)	(3,542,297)	(75,620,175)	—
Net realized gain on securities — Class 2	—	—	(2,988,540)	—
Net realized gain on securities — Class 3	—	—	(14,892,558)	—

Total distributions to shareholders	(9,045,581)	(4,238,610)	(97,373,311)	(3,102,263)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	29,775,744	52,877,750	94,075,420	49,704,192

Total increase (decrease) in net assets	29,247,150	66,488,339	(2,641,071)	89,446,732

NET ASSETS:
Beginning of period	171,934,694	105,446,355	646,228,152	556,781,420

End of period†	$201,181,844	$171,934,694	$643,587,081	$646,228,152

† Includes accumulated undistributed net investment income (loss)	$1,508,116	$930,028	$4,433,365	$3,870,592

See Notes to Financial Statements

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Capital Appreciation Portfolio		Natural Resources Portfolio
	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,191,016)	$(3,230,550)	$4,630,748	$2,701,219
Net realized gain (loss) on investments and foreign currencies	164,866,797	233,826,374	(51,648,972)	9,636,610
Net unrealized gain (loss) on investments and foreign currencies	(45,577,431)	(44,171,146)	5,869,259	(55,954,133)

Net increase (decrease) in net assets resulting from operations	116,098,350	186,424,678	(41,148,965)	(43,616,304)

Distributions to shareholders from:
Net investment income — Class 1	—	—	(1,315,256)	(1,215,552)
Net investment income — Class 2	—	—	(105,311)	(115,003)
Net investment income — Class 3	—	—	(989,515)	(866,736)
Net realized gain on securities — Class 1	(113,118,590)	(109,880,909)	—	—
Net realized gain on securities — Class 2	(8,979,457)	(9,907,113)	—	—
Net realized gain on securities — Class 3	(107,717,386)	(113,026,027)	—	—

Total distributions to shareholders	(229,815,433)	(232,814,049)	(2,410,082)	(2,197,291)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	150,491,916	115,832,302	(6,388,755)	15,268,130

Total increase (decrease) in net assets	36,774,833	69,442,931	(49,947,802)	(30,545,465)

NET ASSETS:
Beginning of period	1,360,195,193	1,290,752,262	204,321,747	234,867,212

End of period†	$1,396,970,026	$1,360,195,193	$154,373,945	$204,321,747

† Includes accumulated undistributed net investment income (loss)	$—	$(2,882)	$4,613,513	$2,408,643

See Notes to Financial Statements

70

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA BlackRock Multi-Asset Income Portfolio*		Strategic Multi-Asset Portfolio
	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$681,619	$150,323	$152,210	$116,200
Net realized gain (loss) on investments and foreign currencies	1,900,401	3,143,952	1,758,648	2,230,636
Net unrealized gain (loss) on investments and foreign currencies	(3,512,983)	(1,244,277)	(1,612,079)	(1,300,078)

Net increase (decrease) in net assets resulting from operations	(930,963)	2,049,998	298,779	1,046,758

Distributions to shareholders from:
Net investment income — Class 1	(159,538)	(210,188)	(601,854)	(83,172)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	(1,195)	(907)	—	—
Net realized gain on securities — Class 1	(2,668,541)	—	(1,863,957)	(2,938,927)
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	(25,022)	—	—	—

Total distributions to shareholders	(2,854,296)	(211,095)	(2,465,811)	(3,022,099)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	415,928	(2,312,355)	(12,815)	687,924

Total increase (decrease) in net assets	(3,369,331)	(473,452)	(2,179,847)	(1,287,417)

NET ASSETS:
Beginning of period	22,293,521	22,766,973	21,066,781	22,354,198

End of period†	$18,924,190	$22,293,521	$18,886,934	$21,066,781

† Includes accumulated undistributed net investment income (loss)	$690,443	$164,500	$183,797	$194,037

*	See Note 1

See Notes to Financial Statements

71

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2015

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Effective January 12, 2015, the Multi-Asset Portfolio’s name changed to the “SA BlackRock Multi-Asset Income Portfolio” along with certain changes to the Portfolio’s principal investment strategy and techniques. These changes are reflected below.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income by investing at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in a portfolio of common stocks of companies that is widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation by actively allocating the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

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Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2015, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in

73

U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

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Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Options: During the period ended, the Capital Appreciation Portfolio used option contracts to seek protection against a decline in value of the Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statements of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a

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Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended December 31, 2015. For a detailed presentation of derivatives held as of December 31, 2015, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)
SA BlackRock Multi-Asset Income	$—	$7,168	$—	$1,450	$8,618
Strategic Multi-Asset	—	—	64,347	—	64,347

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)
SA BlackRock Multi-Asset Income	$9,858	$—	$—	$—	$9,858
Strategic Multi-Asset	609	4,005	44,290	—	48,904

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Unrealized Appreciation (Depreciation)
SA BlackRock Multi-Asset Income	$3,339
Strategic Multi-Asset	8,594

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Options Purchased(2)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)
Government and Quality Bond	$(951,918)	$—	$—	$—	$—	$(951,918)
Capital Appreciation	—	—	(53,713)	—	—	(53,713)
SA BlackRock Multi-Asset Income	(25,612)	8,377	—	—	48,037	30,802
Strategic Multi-Asset	(25,642)	41,083	—	789,118	—	804,559

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(4)	Futures Contracts(4)	Options Purchased(6)	Forward Foreign Currency Contracts(5)	Futures Contracts(1)
Government and Quality Bond	$48,578	$—	$—	$—	$—	$48,578
SA BlackRock Multi-Asset Income	5,024	8,417	—	—	725	14,166
Strategic Multi-Asset	12,114	5,313	—	(195,630)	—	(178,203)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts and written options contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts and written options contracts
(5)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(6)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the period ended December 31, 2015.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)
Government and Quality Bond	$12,108,452	$—	$—
Capital Appreciation	—	—	78,826
SA BlackRock Multi-Asset Income	3,933,414	—	—
Strategic Multi-Asset	1,535,613	11,435,569	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2015. The repurchase agreements held by the Portfolios as of December 31, 2015, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total
Bank of America, N.A.	$27,238	$—	$—	$27,238	$16,395	$—	$—	$16,395	$10,843	$—	$10,843
Bank of Montreal	2,842	—	—	2,842	114	—	—	114	2,728	—	2,728
Barclays Bank PLC	—	—	—	—	29	—	—	29	(29)	—	(29)
BNP Paribas SA	—	—	—	—	110	—	—	110	(110)	—	(110)
Citibank N.A.	5,576	—	—	5,576	6,731	—	—	6,731	(1,155)	—	(1,155)
Credit Suisse International	228	—	—	228	2,666	—	—	2,666	(2,438)	—	(2,438)
HSBC Bank USA	3,068	—	—	3,068	1,921	—	—	1,921	1,147	—	1,147
JPMorgan Chase Bank N.A.	6,620	—	—	6,620	6,518	—	—	6,518	102	—	102
Morgan Stanley and Co. International PLC	198	—	—	198	165	—	—	165	33	—	33
Royal Bank of Canada	6,217	—	—	6,217	139	—	—	139	6,078	—	6,078
Standard Chartered Bank	503	—	—	503	1,770	—	—	1,770	(1,267)	—	(1,267)
State Street Bank and Trust Company	7	—	—	7	—	—	—	—	7	—	7
UBS AG	1,420	—	—	1,420	6,085	—	—	6,085	(4,665)	—	(4,665)
Westpac Banking Corporation	10,430	—	—	10,430	1,647	—	—	1,647	8,783	—	8,783

	$64,347	$—	$—	$64,347	$44,290	$—	$—	$44,290	$20,057	$—	$20,057

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

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Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014 or expected to be taken in each Portfolio’s 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	52.79%	$29,035,000
Growth and Income	1.44	790,000
Growth	2.58	1,420,000
Capital Appreciation	11.28	6,205,000
Natural Resources	0.45	250,000
Strategic Multi-Asset	0.26	145,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2015, bearing interest at a rate of 0.27% per annum, with a principal amount of $55,000,000, a repurchase price of $55,001,650, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.13%	12/31/2022	$51,084,300	$51,015,448
U.S. Treasury Notes	1.38	02/29/2020	5,140,600	5,099,826

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	52.80%	$42,240,000
Growth and Income	1.45	1,160,000
Growth	2.60	2,080,000
Capital Appreciation	11.29	9,030,000
Natural Resources	0.47	375,000
Strategic Multi-Asset	0.28	220,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated December 31, 2015, bearing interest at a rate of 0.32% per annum, with a principal amount of $80,000,000, a repurchase price of $80,002,844, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.63%	08/15/2043	$71,737,000	$81,366,975

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	52.79%	$42,230,000
Growth and Income	1.44	1,150,000
Growth	2.59	2,070,000
Capital Appreciation	11.28	9,025,000
Natural Resources	0.46	365,000
Strategic Multi-Asset	0.26	210,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2015, bearing interest at a rate of 0.28% per annum, with a principal amount of $80,000,000, a repurchase price of $80,002,489, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	1.00%	09/30/2019	$83,265,400	$81,645,888

As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	52.79%	$18,870,000
Growth and Income	1.43	510,000
Growth	2.59	925,000
Capital Appreciation	11.27	4,030,000
Natural Resources	0.45	160,000
Strategic Multi-Asset	0.25	90,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2015, bearing interest at a rate of 0.33% per annum, with a principal amount of $35,745,000, a repurchase price of $35,746,311, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	11/30/2019	$36,595,000	$36,465,727

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As of December 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	52.79%	$42,230,000
Growth and Income	1.44	1,150,000
Growth	2.59	2,070,000
Capital Appreciation	11.28	9,025,000
Natural Resources	0.46	365,000
Strategic Multi-Asset	0.26	210,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2015, bearing interest at a rate of 0.29% per annum, with a principal amount of $80,000,000, a repurchase price of $80,002,578, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	05/31/2017	$81,941,000	$81,601,637

Mortgage-Backed Dollar Rolls: During the period ended, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio had TBA Rolls outstanding at the period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended December 31, 2015, the Government and Quality Bond Portfolio purchased and/or sold when-issued securities and/or sold forward commitments.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Portfolio	Average Daily Net Assets		Management Fee
Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

SA BlackRock Multi-Asset Income(1)(2)		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement became effective on January 12, 2015 and will continue in effect until April 30, 2016. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

For the period ended December 31, 2015, the amount of investment advisory fees waived was $107,719 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

Wellington Management Company LLP (“Wellington Management”) EDGE Asset Management, Inc. (“EDGE”) and BlackRock Investment Management, LLC (“BlackRock”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management, EDGE and BlackRock manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management, EDGE and BlackRock are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management, EDGE and BlackRock fees out of advisory fees it receives from the Portfolios.

The subadvisory fees paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE and SA BlackRock Multi-Asset Income which is paid to BlackRock, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

SA BlackRock Multi-Asset Income(1)		$0-$100 million	.425%
	>	$100 million	.400%
	>	$500 million	.375%
	>	$1 billion	.350%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

82

(1)	BlackRock has agreed to a contractual fee waiver arrangement pursuant to which it will waive all or a portion of its subadvisory fee in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the year ended December 31, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Effective January 12, 2015 through April 30, 2016, SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent the annual operating expenses of the SA BlackRock Multi-Asset Income Portfolio exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. SAAMCo had previously contractually agreed to waive its fees and/or reimburse expenses to the extent the annual operating expenses exceeded 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively. Further, SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 1.20% for Class 1 shares. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under GAAP, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any voluntary or contractual waivers or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and Strategic Multi-Asset Portfolios are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2016, only with the approval of the Board. For the year ended December 31, 2015, pursuant to the contractual and voluntary expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$107,130
SA BlackRock Multi-Asset Income — Class 3	839
Strategic Multi-Asset	112,365

For the year ended December 31, 2015, expenses previously waived and/or reimbursed by SAAMCo that are subject to recoupment and expire during the time period indicated are as follows:

	Balance Subject to Recoupment
Portfolio	December 31, 2016	December 31, 2017
SA BlackRock Multi-Asset Income — Class 1	249,376	107,130
SA BlackRock Multi-Asset Income — Class 3	1,395	839
Strategic Multi-Asset	61,301	112,365

At December 31, 2015, the following affiliates owned a percentage of the outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Government and Quality Bond	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	11%
Growth and Income	SunAmerica Dynamic Allocation Portfolio	96%
Growth	SunAmerica Dynamic Allocation Portfolio	55%
Capital Appreciation	SunAmerica Dynamic Allocation Portfolio	18%
Natural Resources	SunAmerica Dynamic Allocation Portfolio	29%

As a result of a trading error in the Capital Appreciation Portfolio on November 23, 2015, Wellington Management made a payment to the Portfolio in the amount of $1,021,209 in order to reimburse the Portfolio for a loss caused by a trading error.

83

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended December 31, 2015, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$511
Growth and Income	1,673
Growth	8,620
Capital Appreciation	9,444
Natural Resources	1,531
SA BlackRock Multi-Asset Income	15
Strategic Multi-Asset	317

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the year ended December 31, 2015 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Government and Quality Bond	$140,994,152	$75,784,520	$741,350,085	$756,349,038
Asset Allocation	48,793,527	63,086,076	6,242,387	8,095,377
Growth and Income	99,607,516	80,407,755	—	—
Growth	481,634,284	477,951,711	—	—
Capital Appreciation	905,216,022	986,662,370	—	—
Natural Resources	178,373,732	167,881,857	—	—
SA BlackRock Multi-Asset Income	28,600,118	23,960,827	1,682,521	7,044,604
Strategic Multi-Asset	14,765,840	16,682,885	1,250,524	1,331,120

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2015
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$32,285,975	$600,547	$13,971,405	$24,873,808	$331,560
Asset Allocation	5,075,932	13,390,087	10,564,928	6,270,833	20,687,284
Growth and Income	1,508,116	8,736,288	22,406,891	4,007,691	5,037,890
Growth	15,264,879	21,139,685	(4,299,854)	3,872,038	93,501,273
Capital Appreciation	—	163,915,736	195,777,159	73,613,004	156,202,429
Natural Resources	4,617,759	(56,772,224)	(41,422,861)	2,410,082	—
SA BlackRock Multi-Asset Income	1,253,545	1,318,948	(1,432,654)	377,745	2,476,551
Strategic Multi-Asset	327,391	1,294,134	(494,488)	1,020,302	1,445,509

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

84

	For the year ended December 31, 2014
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
Government & Quality Bond	$23,832,105	$—
Asset Allocation	5,220,061	6,039,907
Growth and Income	3,728,579	510,031
Growth	3,102,263	—
Capital Appreciation	103,154,500	129,659,549
Natural Resources	2,197,291	—
SA BlackRock Multi-Asset Income	211,095	—
Strategic Multi-Asset	1,774,675	1,247,424

As of December 31, 2015, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Portfolio	2017	2018	ST	LT
Government and Quality Bond	$—	$—	$—	$—
Asset Allocation	—	—	—	—
Growth and Income	—	—	—	—
Growth	—	—	—	—
Capital Appreciation	—	—	—	—
Natural Resources	—	—	17,558,103	39,214,121
SA BlackRock Multi-Asset Income	—	—	—	—
Strategic Multi-Asset	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

For the year ended December 31, 2015, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, net operating losses, principal paydown adjustments, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Government & Quality Bond	$3,124,785	$(3,124,785)	$—
Asset Allocation	828,449	(760,859)	(67,590)
Growth and Income	112	(112)	—
Growth	(2,461)	2,461	—
Capital Appreciation	3,193,898	(93,025)	(3,100,873)
Natural Resources	(15,796)	15,796	—
SA BlackRock Multi-Asset Income	5,057	(5,057)	—
Strategic Multi-Asset	439,404	(439,404)	—

85

As of December 31, 2015, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Government and Quality Bond	$22,236,090	$(8,247,446)	$13,988,644	$1,608,565,525
Asset Allocation	21,750,266	(11,185,198)	10,565,068	181,128,514
Growth and Income	30,153,713	(7,746,822)	22,406,891	178,510,862
Growth	50,232,794	(54,531,222)	(4,298,428)	648,710,646
Capital Appreciation	260,342,603	(64,563,405)	195,779,198	1,224,252,777
Natural Resources	3,020,268	(44,441,840)	(41,421,572)	193,088,083
SA BlackRock Multi-Asset Income	—	(1,436,179)	(1,436,179)	20,351,040
Strategic Multi-Asset	1,089,142	(1,581,730)	(492,588)	19,438,886

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,546,883	$114,791,647	10,900,124	$164,126,032	69,224	$1,052,450	151,740	$2,288,034
Reinvested dividends	802,902	11,997,910	659,934	9,837,045	43,883	656,672	51,741	772,053
Shares redeemed	(2,173,890)	(33,010,662)	(2,451,317)	(36,873,514)	(592,251)	(9,007,062)	(670,054)	(10,084,840)

Net increase (decrease)	6,175,895	$93,778,895	9,108,741	$137,089,563	(479,144)	$(7,297,940)	(466,573)	$(7,024,753)

	Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	6,406,872	$96,757,741	5,180,331	$77,767,589
Reinvested dividends	842,062	12,550,786	889,449	13,223,007
Shares redeemed	(9,454,433)	(142,787,561)	(9,316,131)	(139,563,672)

Net increase (decrease)	(2,205,499)	$(33,479,034)	(3,246,351)	$(48,573,076)

86

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	106,318	$1,707,743	183,678	$3,035,169	23,643	$383,629	66,358	$1,081,948
Reinvested dividends	1,265,298	17,652,694	468,744	7,684,657	137,880	1,922,195	48,508	794,525
Shares redeemed	(1,312,536)	(21,052,805)	(1,641,929)	(27,158,439)	(128,645)	(2,047,890)	(278,434)	(4,588,405)

Net increase (decrease)	59,080	$(1,692,368)	(989,507)	$(16,438,613)	32,878	$257,934	(163,568)	$(2,711,932)

	Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	530,395	$8,614,557	453,253	$7,450,792
Reinvested dividends	532,278	7,383,228	170,482	2,780,786
Shares redeemed	(630,493)	(9,999,138)	(592,624)	(9,749,529)

Net increase (decrease)	432,180	$5,998,647	31,111	$482,049

	Growth and Income Portfolio
	Class 1
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,640,213	$33,727,478	4,232,742	$50,086,901
Reinvested dividends	755,747	9,045,581	352,457	4,238,610
Shares redeemed	(1,046,781)	(12,997,315)	(125,120)	(1,447,761)

Net increase (decrease)	2,349,179	$29,775,744	4,460,079	$52,877,750

	Growth Portfolio
	Class 1				Class 2
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,196,872	$66,746,284	3,363,875	$101,714,509	9,321	$276,951	36,774	$1,080,725
Reinvested dividends	3,028,479	79,028,762	84,705	2,633,069	118,056	3,084,218	3,302	102,689
Shares redeemed	(1,748,952)	(50,648,827)	(1,073,149)	(32,207,809)	(156,825)	(4,903,429)	(178,103)	(5,392,421)

Net increase (decrease)	3,476,399	$95,126,219	2,375,431	$72,139,769	(29,448)	$(1,542,260)	(138,027)	$(4,209,007)

	Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	209,958	$6,106,566	197,492	$5,935,403
Reinvested dividends	585,211	15,260,331	11,803	366,505
Shares redeemed .	(682,416)	(20,875,436)	(813,411)	(24,528,478)

Net increase (decrease)	112,753	$491,461	(604,116)	$(18,226,570)

87

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	1,921,597	$85,744,099	1,102,507	$54,545,127	34,189	$1,597,208	25,516	$1,229,412
Reinvested dividends	2,749,533	113,118,590	2,360,865	109,880,909	224,993	8,979,457	217,965	9,907,113
Shares redeemed .	(1,717,908)	(82,143,204)	(1,656,060)	(81,843,561)	(236,042)	(11,107,931)	(249,916)	(12,176,123)

Net increase (decrease)	2,953,222	$116,719,485	1,807,312	$82,582,475	23,140	$(531,266)	(6,435)	$(1,039,598)

	Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold .	1,083,998	$48,856,305	894,550	$42,771,849
Reinvested dividends	2,753,681	107,717,386	2,525,647	113,026,027
Shares redeemed .	(2,674,307)	(122,269,994)	(2,568,781)	(121,508,451)

Net increase (decrease)	1,163,372	$34,303,697	851,416	$34,289,425

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	812,661	$14,663,716	1,127,382	$26,501,260	35,287	$568,949	46,067	$943,877
Reinvested dividends	86,072	1,315,256	49,265	1,215,552	6,903	105,311	4,674	115,003
Shares redeemed .	(976,024)	(17,250,043)	(408,447)	(9,642,106)	(139,928)	(2,510,313)	(96,053)	(2,274,212)

Net increase (decrease)	(77,291)	$(1,271,071)	768,200	$18,074,706	(97,738)	$(1,836,053)	(45,312)	$(1,215,332)

	Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold .	1,046,513	$16,645,198	1,113,869	$23,253,681
Reinvested dividends	65,162	989,515	35,396	866,736
Shares redeemed .	(1,176,025)	(20,916,344)	(1,088,892)	(25,711,661)

Net increase (decrease)	(64,350)	$(3,281,631)	60,373	$(1,591,244)

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	24,096	$198,219	10,318	$82,314	11,276	$87,706	—	$—
Reinvested dividends	418,894	2,828,079	26,499	210,188	3,897	26,217	114	907
Shares redeemed .	(356,579)	(2,723,705)	(334,347)	(2,605,764)	(81)	(588)	—	—

Net increase (decrease)	86,411	$302,593	(297,530)	$(2,313,262)	15,092	$113,335	114	$907

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	24,928	$220,402	31,717	$297,584
Reinvested dividends	328,133	2,465,811	356,477	3,022,099
Shares redeemed	(316,315)	(2,699,028)	(286,366)	(2,631,759)

Net increase (decrease)	36,746	$(12,815)	101,828	$687,924

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Note 8.  Trustees’ Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statements of Operations.

	As of December 31, 2015
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$—	$—	$2,066
Asset Allocation	—	—	445
Growth and Income	—	—	86
Growth	—	—	1,452
Capital Appreciation	—	—	2,880
Natural Resources	—	—	420
SA BlackRock Multi-Asset Income	—	—	256
Strategic Multi-Asset	—	—	178

Note 9.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2015, the following Portfolios had borrowings:

Portfolio	Days outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	20	$4,114	$5,364,675	1.38%
Natural Resources	5	26	136,363	1.38%
Strategic Multi-Asset	7	32	119,029	1.39%

At December 31, 2015, there were no borrowings outstanding.

89

Note 10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2015, none of the Portfolios participated in this program.

Note 11.  Investment Concentration

The Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Government and Quality Bond Portfolio and Asset Allocation Portfolio concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/11	$15.07	$0.35	$0.71	$1.06	$(0.49)	$(0.07)	$(0.56)	$15.57	7.09%	$260,025	0.62%	2.24%	44%
12/31/12	15.57	0.29	0.31	0.60	(0.37)	(0.22)	(0.59)	15.58	3.83	326,992	0.59	1.88	81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59	1.40	184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58	1.40	128
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57	1.39	62

Government and Quality Bond Portfolio Class 2
12/31/11	15.06	0.32	0.71	1.03	(0.46)	(0.07)	(0.53)	15.56	6.89	68,974	0.77	2.09	44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74	1.72	81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74	1.26	184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73	1.25	128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72	1.25	62

Government and Quality Bond Portfolio Class 3
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84	1.63	81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84	1.16	184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83	1.15	128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82	1.14	62

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/11	$13.29	$0.38	$(0.27)	$0.11	$(0.37)	$—	$(0.37)	$13.03	0.93%	$167,345	0.80%	2.82%	44%
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	(0.43)	14.15	11.95	159,351	0.80	2.65	30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79	2.29	27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75	2.37	29
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75	2.24	27

Asset Allocation Portfolio Class 2
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	(0.35)	13.00	0.76	18,303	0.95	2.67	44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95	2.50	30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94	2.14	27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90	2.22	29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90	2.09	27

Asset Allocation Portfolio Class 3
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	(0.34)	12.97	0.64	39,025	1.06	2.58	44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05	2.41	30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04	2.04	27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00	2.12	29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00	2.00	27

Growth and Income Portfolio Class 1
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	(0.00)	7.55	(5.71)	7,449	1.82	(0.18)	69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	8.57	13.51	39,271	1.28	0.97	73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86	1.03	109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77	0.68	64
12/31/15	12.48	0.10	0.49	0.59	(0.06)	(0.53)	(0.59)	12.48	4.90	201,182	0.74	0.78	43

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15
Asset Allocation Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

92

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/11	$20.76	$0.11	$(1.41)	$(1.30)	$(0.15)	$—	$(0.15)	$19.31	(6.21)%	$190,613	0.83%	0.55%	84%
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	(0.12)	21.88	13.95	244,122	0.79	1.05	92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14	403,439	0.77	0.74	78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48	505,595	0.74	0.68	118
12/31/15	31.36	0.22	(0.27)	(0.05)	(0.20)	(4.48)	(4.68)	26.63	0.15	521,905	0.73	0.71	73

Growth Portfolio Class 2
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	(0.12)	19.30	(6.40)	27,851	0.98	0.39	84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81	25,506	0.94	0.85	92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97	27,163	0.92	0.60	78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28	24,700	0.89	0.54	118
12/31/15	31.36	0.17	(0.26)	(0.09)	(0.14)	(4.48)	(4.62)	26.65	0.02	20,202	0.88	0.56	73

Growth Portfolio Class 3
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	(0.10)	19.26	(6.52)	122,324	1.08	0.30	84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72	118,352	1.04	0.76	92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82	126,179	1.02	0.50	78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18	115,933	0.99	0.44	118
12/31/15	31.30	0.14	(0.26)	(0.12)	(0.11)	(4.48)	(4.59)	26.59	(0.09)	101,481	0.98	0.46	73

Capital Appreciation Portfolio Class 1
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	34.14	(7.05)	435,001	0.79	(0.19)	91
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74	(0.17)	103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75	(0.22)	105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26	668,565	0.74	(0.12)	91
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72 (5)	730,504	0.74	(0.11)	66

Capital Appreciation Portfolio Class 2
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	33.69	(7.19)	54,499	0.94	(0.34)	91
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89	(0.33)	103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90	(0.37)	105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89	(0.27)	91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56 (5)	51,769	0.89	(0.26)	66

Capital Appreciation Portfolio Class 3
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04	(0.45)	91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99	(0.42)	103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00	(0.47)	105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99	(0.37)	91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45 (5)	614,697	0.99	(0.36)	66

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.01	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.01	0.00	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)	The Fund’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.

See Notes to Financial Statements

93

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Natural Resources Portfolio Class 1
12/31/11	$42.83	$0.32	$(8.38)	$(8.06)	$(0.28)	$(10.11)	$(10.39)	$24.38	(20.27)%	$81,957	0.87%	0.87%	89%
12/31/12	24.38	0.28	0.55	0.83	(0.27)	(2.33)	(2.60)	22.61	3.54	84,409	0.83	1.18	55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80	100,572	0.84	0.80	77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)	95,751	0.82	1.28	91
12/31/15	19.10	0.47	(4.55)	(4.08)	(0.27)	—	(0.27)	14.75	(21.39)	72,803	0.83	2.65	94

Natural Resources Portfolio Class 2
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02	0.72	89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37	15,018	0.98	1.01	55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64	13,767	0.99	0.66	77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)	10,238	0.97	1.15	91
12/31/15	19.03	0.45	(4.53)	(4.08)	(0.23)	—	(0.23)	14.72	(21.47)	6,477	0.98	2.52	94

Natural Resources Portfolio Class 3
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12	0.62	89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25	131,121	1.08	0.92	55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56	120,528	1.09	0.56	77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)	98,333	1.07	1.04	91
12/31/15	18.94	0.41	(4.50)	(4.09)	(0.21)	—	(0.21)	14.64	(21.61)	75,093	1.08	2.38	94

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

94

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1+
12/31/11	$6.10	$0.04	$(0.11)	$(0.07)	$(0.08)	$—	$(0.08)	$5.95	(1.17)%	$23,405	1.46%		0.69%		53%
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	(0.06)	6.46	9.50	22,114	1.42	(5)	0.90	(5)	75
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	(0.08)	7.52	17.67	22,651	1.10	(5)	0.86	(5)	71
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68	22,167	1.10	(5)	0.67	(5)	88
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	(1.12)	6.69	(4.45)	18,720	0.60	(5)	3.27	(5)	152

SA BlackRock Multi-Asset Income Portfolio Class 3+
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	6.46	(1.07)	99	1.35	(5)(4)	0.92	(5)(4)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30	116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47	127	1.35	(5)	0.42	(5)	88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	(1.11)	6.66	(4.76)	204	0.84	(5)	3.25	(5)	152

Strategic Multi-Asset Portfolio Class 1
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	(0.08)	7.30	(3.81)	21,089	1.71		0.51		120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	(0.20)	8.20	15.10	21,316	1.71		0.54		105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65	22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04	21,067	1.42	(5)	0.54	(5)	96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	(1.10)	7.59	1.13	18,887	1.20	(5)	0.75	(5)	82

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/11	12/31/12		12/31/13	12/31/14	12/31/15
SA BlackRock Multi-Asset Income Portfolio Class 1	0.00%	0.00%		0.00%	0.00%	0.00%
SA BlackRock Multi-Asset Income Portfolio Class 3	—	0.00	(4)	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.00	0.00		0.00	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13	12/31/14	12/31/15
SA BlackRock Multi-Asset Income Portfolio Class 1	0.17%		0.44%	1.12%	1.03%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.76	(4)	0.43	1.16	1.03
Strategic Multi-Asset Portfolio Class 1	—		—	0.28	0.55
(6)	Commencement of operations.
+	See Note 1

See Notes to Financial Statements

95

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the eight portfolios constituting Anchor Series Trust (the “Trust”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

February 26, 2016

96

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 70	Trustee	2011-present	Retired.	77	Director, Sysco Corporation (1996 to present); Director, Luby’s Inc. (1998 to present).

William F. Devin Age: 77	Trustee	2011-present	Retired.	77	None

Richard W. Grant Age: 70	Trustee, Chairman of the Board	2011-present	Retired. Prior to that, Attorney and Partner Morgan Lewis and Brockius LLP (1989 to 2011).	28	None

Stephen J. Gutman Age: 72	Trustee	1986-present	Senior Vice President and Associate Broker, Corcoran Group (Real Estate) (2002 to present); President, SJG Marketing, Inc. (2009 to present).	28	None
Interested Trustee

Peter A. Harbeck(5) Age: 62	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, AIG Capital Services, Inc. (“ACS”), (1993 to present); Chairman, Advisor Group, Inc. (2004 to present).	140	None

William J. Shea(4) Age: 68	Trustee	2004-present	Executive Chairman, Caliber ID (formerly, Lucid, Inc.) (Medical Devices) (2007 to present).	28	Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoullas Supermarkets (1999 to present).
Officers

John T. Genoy Age: 47	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A

Gregory N. Bressler Age: 49	Secretary	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 46	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A

James Nichols Age: 49	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SAAMCo (2002 to present).	N/A	N/A

97

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

Katherine Stoner SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 59	Vice President and Chief Compliance Officer	2011-Present	Vice President, SAAMCo (2011 to present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”), Western National Life Insurance Company (“WNL”) and American General Distributors, Inc. (2006 to present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to 2011); Vice President, VALIC Financial Advisors, Inc. (2010 to 2011) and VALIC Retirement Services Company (2010 to present).	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 50	Treasurer	2003-present	Vice President, SAAMCo (2001 to present); Head of Mutual Fund Administration, SAAMCo (2014 to present).	N/A	N/A

Shawn Parry SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, Texas 77019 Age: 43	Vice President and Assistant Treasurer	2014-present	Vice President, SAAMCo (2014 to present) Assistant Vice President, SAAMCo (2005 to 2014).	N/A	N/A

Donna McManus Age: 55	Vice President and Assistant Treasurer	2014-present	Vice President, SAAMCo (2014 to present); Managing Director, BNY Mellon (2009 to 2014).	N/A	N/A

Matthew J. Hackethal Age: 44	Anti-Money Laundering Compliance Officer	2006-present	Chief Compliance Officer, SAAMCo (2006 to present).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (43 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (7 portfolios).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Interested Trustee, as defined within the 1940 Act, because of a family member affiliation with Wellington Management.
(5)	Interested Trustee, as defined within the 1940 Act, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

98

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2015.

During the year ended December 31, 2015, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Government and Quality Bond Portfolio — Class 1	$0.28	$0.23	$0.05	$0.00	—%
Government and Quality Bond Portfolio — Class 2	0.25	0.20	0.05	0.00	—
Government and Quality Bond Portfolio — Class 3	0.24	0.19	0.05	0.00	—
Asset Allocation Portfolio — Class 1	2.20	0.49	0.03	1.68	32.38
Asset Allocation Portfolio — Class 2	2.18	0.47	0.03	1.68	32.38
Asset Allocation Portfolio — Class 3	2.16	0.45	0.03	1.68	32.38
Growth and Income Portfolio — Class 1	0.59	0.06	0.20	0.33	44.25
Growth Portfolio — Class 1	4.68	0.20	—	4.48	100.00
Growth Portfolio — Class 2	4.62	0.14	—	4.48	100.00
Growth Portfolio — Class 3	4.59	0.11	—	4.48	100.00
Capital Appreciation Portfolio — Class 1	8.36	—	2.68	5.68	9.29
Capital Appreciation Portfolio — Class 2	8.36	—	2.68	5.68	9.29
Capital Appreciation Portfolio — Class 3	8.36	—	2.68	5.68	9.29
Natural Resources Portfolio — Class 1	0.27	0.27	—	—	49.35
Natural Resources Portfolio — Class 2	0.23	0.23	—	—	49.35
Natural Resources Portfolio — Class 3	0.21	0.21	—	—	49.35
SA BlackRock Multi-Asset Income Portfolio — Class 1	1.12	0.06	0.08	0.98	54.69
SA BlackRock Multi-Asset Income Portfolio — Class 3	1.11	0.05	0.08	0.98	54.69
Strategic Multi-Asset Portfolio — Class 1	1.10	0.27	0.19	0.64	9.48

99

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2015. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2015.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

100

Fixed-Income Portfolios

Wellington Management Company LLP

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/15
	Class 1*	Class 2*	Class 3*
1-year	0.58%	0.39%	0.32%
5-year	2.85%	2.69%	2.59%
10-year	3.74%	3.58%	3.48%
Since Inception	6.73%	3.91%	3.30%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Barclays U.S. Aggregate A or Better Index is a subset of the Barclays U.S. Aggregate Bond Index, and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays U.S. Aggregate A or Better excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Government and Quality Bond Portfolio — Class 1 shares posted a return of 0.58% for the 12-month period ending December 31, 2015, compared to a 1.04% return for the Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [-0.8%] underperformed a number of non-Treasury sectors during the year, including municipals [+3.6%], U.S. mortgage-backed securities [+1.5], asset-backed securities [+1.3%], and commercial mortgage backed securities [+1.0].

Yield curve positioning was the main detractor from relative performance during the period. Security selection within investment grade credit contributed the most to relative performance, driven by selection in industrial and financial issuers and taxable municipals. Security selection within mortgage-backed securities, primarily agency pass-throughs, also contributed positively to relative performance during the period.

The Portfolio ended the year with the following sector allocations: 38.4% U.S. government, 31.9% mortgage-backed securities, 21.0% credit, 3.2% asset-backed securities, 1.9% commercial mortgage-backed securities, and 3.6% in cash and cash equivalents. From a quality standpoint, 76.3% of the Portfolio’s assets at year-end were invested in securities rated AAA. The Portfolio ended the period with slightly shorter effective duration than the benchmark.

The Portfolio held exchange-traded treasury futures during the period to manage duration and yield curve positioning. The allocation modestly detracted from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

101

Fixed-Income Portfolios — (continued)

Edge Asset Management, Inc.

Asset Allocation Portfolio — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/15
	Class 1*	Class 2*	Class 3*
1-year	(1.72)%	(1.83)%	(1.99)%
5-year	7.05%	6.91%	6.80%
10-year	6.17%	6.01%	5.90%
Since Inception	7.49%	6.12%	7.57%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[3]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 shares returned -1.72% for the 12-month period ending December 31, 2015 compared to a 1.38% return of the S&P 500 Index and 0.55% return of the Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index returned 1.28% for the annual period.

Equities outperformed bonds during the period, as measured by the S&P 500 Index and the Barclays U.S. Aggregate Bond Index. Most international equities underperformed U.S. equities for the year. Developed market equities and emerging market equities posted negative returns, while developed market growth equities posted positive returns that were greater than U.S. equities. Fixed income markets saw a fed funds rate increase of 0.25% in December 2015 and posted a positive return of 0.55% for the period, as measured by the Barclays U.S. Aggregate Bond Index. High yield corporate bonds posted negative returns as riskier assets underperformed compared to Treasuries.

The Portfolio’s strategic allocation to international developed market equities and emerging market equities hindered performance as they underperformed U.S. equities. A strategic and tactical allocation to high yield corporate bonds detracted from performance as they underperformed other fixed income sectors.

102

Fixed-Income Portfolios — (continued)

Edge Asset Management, Inc.

Asset Allocation Portfolio — Class 1

Due to the Portfolio’s large number of individual holdings (over 800) and small position sizes individual security impacts were minimal. The Portfolio’s security selection among international developed value equities aided performance, while international developed growth equities hindered performance. Security selection among mid-cap value and small-cap growth equities aided performance, while large cap value hindered performance. Security selection in bank loans and high yield corporate bonds detracted from performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

103

Equity Portfolios

Wellington Management Company LLP

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/15
Class 1*
1-year	4.90%
5-year	11.05%
10-year	6.58%
Since Inception	7.66%
*	Inception date for Class 1: 03/23/87

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 shares posted a return of 4.90% for the 12-month period ending December 31, 2015, compared to a 1.38% return for the S&P 500 Index.

Five of the ten sectors within the S&P 500 Index posted positive returns. Consumer discretionary [+10.1%], health care [+6.9%], and consumer staples [+6.7%] posted the strongest returns. Energy [-21.2%] and materials [-8.4%] were the weakest performing sectors in the benchmark.

Relative outperformance was primarily driven by stock selection. Selection was strongest within the consumer staples and information technology sectors. Within consumer staples, positions in Mondelez International, Coty, and Monster Beverage aided relative results. Within information technology, positions in Activision Blizzard, Freescale Semiconductor, and Genpact were additive. Starbucks and Amazon.com were also among the top relative contributors.

Stock selection within the consumer discretionary and energy sectors detracted from relative results. Within consumer discretionary, our positions in Hilton Worldwide and 21st Century Fox detracted. Our positions in Southwestern Energy and Anadarko Petroleum, within the energy sector, also detracted. Other notable relative detractors during the period included Hertz Global Holdings (industrials) and SunEdison (information technology). Additionally, not holding the strong performing benchmark constituent, General Electric (industrials), detracted from relative results.

Sector allocation, a residual of the bottom-up stock selection process, contributed to relative performance during the period. An underweight to the lagging energy sector and overweight to the strong performing consumer staples sector were the largest contributors to relative

104

Equity Portfolios — (continued)

Wellington Management Company LLP

Growth and Income Portfolio — Class 1

performance. Partially offsetting these positive results was a modest overweight to the materials sector. A cash position in a rising equity market also detracted from relative performance.

The Portfolio ended the year most overweight the consumer staples, materials, and information technology sectors. Financials, energy, and telecommunication services were the largest underweights at the end of the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

105

Equity Portfolios — (continued)

Wellington Management Company LLP

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/15
	Class 1*	Class 2*	Class 3*
1-year	0.15%	0.02%	(0.09)%
5-year	9.22%	9.06%	8.95%
10-year	6.21%	6.05%	5.94%
Since Inception	10.10%	5.31%	8.38%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Growth Portfolio — Class 1 shares posted a return of 0.15% for the 12-month period ending December 31, 2015, compared to a 0.48% return for the Russell 3000 Index.

Health care [+7.2%], consumer discretionary [+6.0%], and consumer staples [+5.8%] were the best performing sectors in the benchmark, while energy [-23.3%], materials [-10.2%], and utilities [-5.0%] were the weakest.

Stock selection hurt relative results during the year, driven by weak selection in the consumer discretionary, energy, and financials sectors. Within the consumer discretionary sector, positions in American Public Education and Harman International Industries were the top detractors from relative performance. Within energy, positions in Southwestern Energy and Atwood Oceanics were top detractors from relative performance. In financials, PRA Group and Waddell & Reed Financial detracted. Another notable individual relative detractor during the period was a position in Belden Inc, an information technology company.

Partially offsetting these negative results was stronger selection in health care (positions in ICON PLC and Bristol-Myers Squibb) and consumer staples (an underweight to Wal-Mart Stores and an overweight to Monster Beverage). Additionally, Activision Blizzard (information technology) was the Portfolio’s top relative contributor during the period.

Sector allocation, a residual of the bottom-up stock selection processes, was additive to relative performance. An overweight to the strongest performing benchmark sector, health care, aided relative performance while an underweight to consumer staples detracted.

106

Equity Portfolios — (continued)

Wellington Management Company LLP

Growth Portfolio — Class 1

The Portfolio ended the year with overweights to health care, consumer discretionary, and financials. Consumer staples, industrials, and utilities were the Portfolio’s largest underweights.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

107

Equity Portfolios — (continued)

Wellington Management Company LLP

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/15
	Class 1*	Class 2*	Class 3*
1-year	8.72%	8.56%	8.45%
5-year	14.40%	14.24%	14.12%
10-year	10.81%	10.65%	10.54%
Since Inception	12.49%	8.58%	12.19%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Capital Appreciation Portfolio — Class 1 shares posted a return of 8.72% for the 12-month period ending December 31, 2015, compared to a 5.09% return for the Russell 3000 Growth Index.

Sector returns within the index were mixed during the year, with consumer staples [+11.4%], consumer discretionary [+10.1%], and information technology [+9.0%] leading the way. Energy [-38.1%], materials [-7.6%], and utilities [-6.6%] performed the worst within the benchmark.

Relative outperformance was primarily driven by stock selection. Selection was strongest within consumer discretionary, health care, and information technology sectors. Within consumer discretionary, positions in Amazon.com and Netflix aided relative results. Within health care, positions in DexCom and Bristol-Myers Squibb boosted returns. In information technology, Facebook and Uber Technologies were additive. Uber was purchased in the portfolio as a private placement transaction and is fairly valued. Stock selection within the materials and consumer staples sectors detracted most from relative results. Within materials, a position in Platform Specialty detracted. In consumer staples, a position in Whole Foods Market, as well as avoiding strong performing benchmark constituent, Altria Group, detracted from relative results. Other notable relative detractors during the period included Biogen (health care), GoPro and Kate Spade (consumer discretionary).

Sector positioning, a residual of the bottom-up stock selection process, detracted modestly from relative performance during the period. This was driven largely by a modest overweight to the weakest performing sector in the index, energy.

The Portfolio ended the year most overweight the health care, information technology, and energy sectors and most underweight the consumer staples, industrials, and materials sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

108

Equity Portfolios — (continued)

Wellington Management Company LLP

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/15
	Class 1*	Class 2*	Class 3*
1-year	(21.39)%	(21.47)%	(21.61)%
5-year	(10.97)%	(11.10)%	(11.20)%
10-year	(1.01)%	(1.16)%	(1.26)%
Since Inception	7.43%	6.61%	7.57%
*	Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The MSCI ACWI Energy Index includes large and mid-cap securities across 23 Developed Markets (“DM”) countries and 21 Emerging Markets (“EM”) countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (“GICS®”).

[2]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]

The MSCI ACWI Metals and Mining Index is composed of large and mid-cap stocks across 23 Developed Markets countries and 21 Emerging Markets countries. All securities in the index are classified in the Metals & Mining industry (within the Materials sector) according to GICS®.

[4]	The Blended Index consists of 65% MSCI AWCI Energy Index and 35% MSCI ACWI Metals & Mining Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 shares posted a return of -21.39% for the 12-month period ending December 31, 2015, compared to a 1.38% return for the S&P 500 Index.

Five of the ten sectors within the index posted positive returns. Consumer discretionary [+10.1%] and health care [+6.9%] posted the strongest returns, while energy [-21.2%] and materials [-8.4%] were the biggest detractors. As an additional comparison, a custom blended benchmark of 65% MSCI ACWI Energy Index and 35% MSCI ACWI Metals & Mining Index returned [-28.0%].

The Portfolio underperformed the S&P 500 Index primary Prospectus benchmark, but outperformed the blended 65% MSCI ACWI Energy/35% MSCI ACWI Metals & Mining blended index.

S&P 500 benchmark-relative underperformance was primarily due to the Portfolio’s principal investment sectors. The Portfolio was overweight the energy and materials sectors compared to the S&P 500 Index during the period, and these allocations detracted from relative performance as these were the weakest performing sectors during the year. An allocation to United Kingdom stocks also detracted from both relative and absolute returns.

Top absolute detractors from returns during the year included positions in multi-national natural resources companies Glencore and BHP Billiton. Positions in oil and gas exploration company BG Group and solar technology company First Solar were most additive.

109

Equity Portfolios — (continued)

Wellington Management Company LLP

Natural Resources Portfolio — Class 1

The Portfolio’s composition at year-end was comprised mainly of energy-related stocks (61.6% of total), particularly within the integrated oils and producers sub-sectors. Exxon Mobil, Royal Dutch Shell, Chevron, and Cabot Oil & Gas were the largest holdings in these sub-sectors as of the end of the period. The majority of the non-energy portion of the Portfolio consisted of metals & minerals companies (27.8% of total) where the largest positions were BHP Billiton and Alcoa. The Portfolio also had an allocation to chemicals (4.0% of total).

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

110

Balanced Portfolios

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1

SA BlackRock Multi-Asset Income Portfolio
Average Annual Total Returns as of 12/31/15
	Class 1*	Class 3*
1-year	(4.45)%	(4.76)%
5-year	5.94%	N/A
10-year	4.56%	N/A
Since Inception	7.12%	6.07%
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

[3]

The MSCI World (net) Index is a market capitalization-weighted index that measures equity market performance of developed markets. The index consists of 24 developed market country indexes, including the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[5]

Effective January 12, 2015, the Portfolio changed its blended index. The New blended Index consists of 50% MSCI World (net) Index and 50% Barclays U.S. Aggregate Bond Index (the “New Blended Index”). The Portfolio believes that the New Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

[6]

The Old Blended Index consists of 60% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Citigroup 3-month T-bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

111

Balanced Portfolios — (continued)

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1

The SA BlackRock Multi-Asset Income Portfolio — Class 1 shares posted a return of -4.45% for the 12-month period ending December 31, 2015, compared to a 1.38% return by the S&P 500 Index, and a 0.08% return for its new blended benchmark, comprised of 50% MSCI World (net) Index and 50% Barclays U.S. Aggregate Bond Index.

Effective January 12, 2015, BlackRock Investment Management, LLC replaced the Portfolio’s prior subadviser, Wellington Management Company LLP, and the name of the Multi-Asset Portfolio changed to the SA BlackRock Multi-Asset Income Portfolio, along with certain changes to the Portfolio’s investment goal and principal investment strategies.

The Portfolio remains focused on providing a compelling level of income while managing overall portfolio volatility through a tactical, diversified approach. As of period end, the estimated yield on the Portfolio’s holdings was 4.13%.

The year of 2015 was challenging not only for broad risk assets, but especially for those investors seeking income. In fact, it was only the second time in the last 20 years (the first being 2008) where the average return across major income assets was negative.

Major detractors from overall performance included allocations to high yield bonds, international developed equities and emerging market equities. Additionally, a modest allocation to Master Limited Partnerships (MLPs) also weighed on returns. Finally, exposure to longer dated investment grade bonds detracted.

The largest contributor to overall performance was the Portfolio’s allocations to preferred stock, continuing their streak as one of the top performing asset classes over the past two years. Lastly, short term investment grade corporates benefited the Portfolio as it provided positive returns amidst higher volatility across risk assets.

The Portfolio held currency futures which slightly contributed to performance during the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

112

Balanced Portfolios — (continued)

Wellington Management Company LLP

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/15
Class 1*
1-year	1.13%
5-year	7.07%
10-year	6.16%
Since Inception	7.87%
*	Inception date for Class 1: 03/23/87

[1]

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,490 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

[3]	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

[4]

The Blended Index consists of 65% MSCI ACWI (net) Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), and 5% Citigroup 3-month T-Bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio — Class 1 shares posted a return of 1.13% for the 12-month period ending December 31, 2015, compared to a -2.36% return for the MSCI ACWI (net) Index, a 0.06% return for the Citigroup World Government Bond Index (US dollar hedged, ex-Switzerland) , and a -1.30% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI (net) Index, 30% Citigroup World Government Bond Index (US dollar hedged, ex-Switzerland), and 5% Citigroup 3-month T-Bill Index.

Global equity markets returned [-2.4%] for the year, as measured by the MSCI ACWI (net) Index. Emerging markets [-14.9%] underperformed their developed market counterparts [-0.9%] for the year as measured by the MSCI Emerging Markets and MSCI World Indexes (in USD), respectively. Japan [+9.6%] and the United States [+1.4%] led the way from a regional perspective, as measured by the MSCI Japan Index and the S&P 500 Index. Other regions lagged, with the MSCI Pacific ex Japan Index declining [-8.5%] and the MSCI Europe Index declining [-2.8%]. Within the global fixed income markets, unhedged global bonds [-3.6%] underperformed hedged global bonds [+1.3%] as measured by the Citigroup World Government Bond Indexes.

113

Balanced Portfolios — (continued)

Wellington Management Company LLP

Strategic Multi-Asset Portfolio — Class 1

The impact of asset allocation decisions was negative for the year. Security selection within both the underlying global equity and global bond portfolios contributed to relative outperformance.

The global equity portion of the Portfolio outperformed the MSCI ACWI (net) Index during the year aided by strong stock selection in the financials, industrials, and consumer staples sectors. These results more than offset weaker selection within energy. Allocation among sectors, a residual of the bottom up stock selection process, also contributed to the Portfolio’s relative outperformance, particularly due to underweight allocations to the poorly performing energy and materials sectors and an overweight allocation to the health care sector. From a regional perspective, stock selection within North America and Europe Developed ex UK contributed to relative results. Security selection within Emerging Markets, on the other hand, weighed on relative performance.

Within the global bond portion of the Portfolio, active currency positioning was the primary contributor to performance, while duration and yield curve positioning weighed on results.

At the end of the year, the Portfolio was positioned with an overweight exposure to equities and a modest underweight to fixed income and cash.

During the period, the Portfolio held equity index and bond futures to adjust exposure to equity and bond markets and to manage duration and yield curve positioning. The Portfolio also used currency forwards to attempt to protect against changes in future foreign exchange rates and to enhance total return. When viewed in isolation, equity index and currency forwards contributed positively to the Portfolio’s absolute performance, while bond futures detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

114

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

115

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.12 (2/16)

Item 2.	Code of Ethics

Anchor Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2014, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an “audit committee financial expert,” as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that the members of the Audit Committee have substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant’s financial statements, supervise the registrant’s preparation of its financial statements, and oversee the work of the registrant’s independent auditors.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2014	2015
(a) Audit Fees	$275,941	$281,588
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$50,304	$51,816
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$374,208	$367,424

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2014 and 2015 were $610,316 and $599,853, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: March 09, 2016